UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, New Jersey 07302-3973
(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.
Vice President and Assistant Secretary
Member, Chief Legal Officer of Lord, Abbett & Co. LLC
90 Hudson Street, Jersey City, New Jersey 07302-3973

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2024

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Alpha Strategy Fund Focused Growth Fund Focused Large Cap Value Fund Focused Small Cap Value Fund Fundamental Equity Fund Global Equity Fund Growth Leaders Fund	Health Care Fund International Equity Fund International Opportunities Fund International Value Fund Micro Cap Growth Fund Value Opportunities Fund

For the six-month period ended April 30, 2024

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Portfolio Allocation/Sector

Schedules of Investments:

29	Alpha Strategy Fund

30	Focused Growth Fund

32	Focused Large Cap Value Fund

34	Focused Small Cap Value Fund

37	Fundamental Equity Fund

40	Global Equity Fund

45	Growth Leaders Fund

48	Health Care Fund

51	International Equity Fund

57	International Opportunities Fund

62	International Value Fund

67	Micro Cap Growth Fund

70	Value Opportunities Fund

74	Statements of Assets and Liabilities

82	Statements of Operations

86	Statements of Changes in Net Assets

96	Financial Highlights

146	Notes to Financial Statements

182	Supplemental Information to Shareholders

Lord Abbett Securities Trust

Lord Abbett Alpha Strategy Fund, Lord Abbett Focused Growth Fund, Lord Abbett Focused Large Cap Value Fund, Lord Abbett Focused Small Cap Value Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Global Equity Fund, Lord Abbett Growth Leaders Fund, Lord Abbett Health Care Fund, Lord Abbett International Equity Fund, Lord Abbett International Opportunities Fund, Lord Abbett International Value Fund, Lord Abbett Micro Cap Growth Fund, and Lord Abbett Value Opportunities Fund
Semiannual Report

For the six-month period ended April 30, 2024

From left to right: Evelyn E. Guernsey, Independent Chair of the Lord Abbett Funds and Douglas B. Sieg, Trustee, President and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Securities Trust for the six-month period ended April 30, 2024. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Trustee, President and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 through April 30, 2024).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 11/1/23 – 4/30/24” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Alpha Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	11/1/23	4/30/24	11/1/23 - 4/30/24
Class A
Actual	$1,000.00	$1,200.20	$2.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.73	$2.16
Class C
Actual	$1,000.00	$1,195.40	$6.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.00	$5.92
Class F
Actual	$1,000.00	$1,200.80	$1.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.47	$1.41
Class F3
Actual	$1,000.00	$1,201.50	$0.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.37	$0.50
Class I
Actual	$1,000.00	$1,201.50	$0.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.97	$0.91
Class R2
Actual	$1,000.00	$1,197.60	$4.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.98	$3.92
Class R3
Actual	$1,000.00	$1,198.30	$3.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.48	$3.42
Class R4
Actual	$1,000.00	$1,200.00	$2.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.73	$2.16
Class R5
Actual	$1,000.00	$1,201.50	$0.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.97	$0.91
Class R6
Actual	$1,000.00	$1,202.00	$0.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.37	$0.50

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.43% for Class A, 1.18% for Class C, 0.28% for Class F, 0.10% for Class F3, 0.18% for Class I, 0.78% for Class R2, 0.68% for Class R3, 0.43% for Class R4, 0.18% for Class R5 and 0.10% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).
#	Does not include expenses of the Underlying Funds in which Alpha Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

April 30, 2024

Underlying Fund Name	%*
Lord Abbett Developing Growth Fund, Inc. – Class I	20.07%
Lord Abbett Securities Trust – Focused Small Cap Value Fund – Class I	9.95%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	20.12%
Lord Abbett Securities Trust – Micro Cap Growth Fund – Class I	9.93%
Lord Abbett Research Fund, Inc. – Small Cap Value Fund – Class I	19.91%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	19.95%
Repurchase Agreements	0.07%
Total	100.00%

*	Represents percent of total investments, which excludes derivatives.

Focused Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/23	4/30/24	11/1/23 - 4/30/24
Class A
Actual	$1,000.00	$1,295.90	$ 5.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.64	$ 5.27
Class C
Actual	$1,000.00	$1,291.70	$10.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.91	$ 9.02
Class F
Actual	$1,000.00	$1,297.70	$ 4.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.89	$ 4.02
Class F3*
Actual	$1,000.00	$1,298.30	$ 3.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.53	$ 3.37
Class I
Actual	$1,000.00	$1,297.50	$ 4.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.89	$ 4.02
Class R3
Actual	$1,000.00	$1,294.30	$ 7.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.40	$ 6.52
Class R4
Actual	$1,000.00	$1,295.80	$ 5.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.64	$ 5.27
Class R5
Actual	$1,000.00	$1,297.70	$ 4.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.89	$ 4.02
Class R6*
Actual	$1,000.00	$1,298.80	$ 3.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.53	$ 3.37

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.80% for Class C, 0.80% for Class F, 0.67% for Class F3, 0.80% for Class I, 1.30% for Class R3, 1.05% for Class R4, 0.80% for Class R5 and 0.67% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.65% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$3.71	$3.27
Class R6	$3.72	$3.27

Portfolio Holdings Presented by Sector

April 30, 2024

Sector*	%**
Communication Services	15.04%
Consumer Discretionary	15.61%
Financials	1.55%
Health Care	13.57%
Industrials	6.30%
Information Technology	46.47%
Repurchase Agreements	1.46%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Focused Large Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/23	4/30/24	11/1/23 - 4/30/24
Class A
Actual	$1,000.00	$1,247.40	$5.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.09	$4.82
Class C
Actual	$1,000.00	$1,243.70	$9.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.36	$8.57
Class F
Actual	$1,000.00	$1,249.50	$3.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.33	$3.57
Class F3*
Actual	$1,000.00	$1,250.30	$3.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.38	$3.52
Class I
Actual	$1,000.00	$1,249.50	$3.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.33	$3.57
Class R3
Actual	$1,000.00	$1,245.80	$6.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	$6.07
Class R4
Actual	$1,000.00	$1,246.90	$5.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.09	$4.82
Class R5
Actual	$1,000.00	$1,249.20	$3.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.33	$3.57
Class R6*
Actual	$1,000.00	$1,250.00	$3.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.38	$3.52

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.96% for Class A, 1.71% for Class C, 0.71% for Class F, 0.70% for Class F3, 0.71% for Class I, 1.21% for Class R3, 0.96% for Class R4, 0.71% for Class R5 and 0.70% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.67% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$3.75	$3.37
Class R6	$3.75	$3.37

Portfolio Holdings Presented by Sector

April 30, 2024

Sector*	%**
Communications	3.78%
Consumer, Cyclical	11.32%
Consumer, Non-cyclical	11.63%
Energy	9.87%
Financial	25.47%
Industrial	18.20%
Technology	15.75%
Repurchase Agreement	0.71%
Money Market Funds(a)	2.94%
Time Deposits(a)	0.33%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.
(a)	Securities were purchased with the cash collateral from loaned securities.

Focused Small Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/23	4/30/24	11/1/23 - 4/30/24
Class A
Actual	$1,000.00	$1,149.30	$6.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.50	$6.42
Class C
Actual	$1,000.00	$1,145.40	$10.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.77	$10.17
Class F
Actual	$1,000.00	$1,150.90	$5.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.74	$5.17
Class F3*
Actual	$1,000.00	$1,151.20	$5.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.04	$4.87
Class I
Actual	$1,000.00	$1,151.10	$5.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.74	$5.17
Class R5
Actual	$1,000.00	$1,150.60	$5.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.74	$5.17
Class R6*
Actual	$1,000.00	$1,151.20	$5.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.04	$4.87

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.28% for Class A, 2.03% for Class C, 1.03% for Class F, 0.97% for Class F3, 1.03% for Class I, 1.03% for Class R5 and 0.97% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.98% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$5.24	$4.92
Class R6	$5.24	$4.92

Portfolio Holdings Presented by Sector

April 30, 2024

Sector*	%**
Basic Materials	5.05%
Communications	6.73%
Consumer, Cyclical	11.70%
Consumer, Non-cyclical	10.02%
Energy	11.28%
Financial	31.29%
Industrial	18.67%
Technology	4.66%
Repurchase Agreements	0.60%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Fundamental Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/23	4/30/24	11/1/23 - 4/30/24
Class A
Actual	$1,000.00	$1,215.30	$5.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.14	$4.77
Class C
Actual	$1,000.00	$1,210.10	$9.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.41	$8.52
Class F
Actual	$1,000.00	$1,215.50	$4.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.89	$4.02
Class F3
Actual	$1,000.00	$1,217.00	$3.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.73	$3.17
Class I
Actual	$1,000.00	$1,217.20	$3.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.38	$3.52
Class P
Actual	$1,000.00	$1,214.50	$6.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.14	$5.77
Class R2
Actual	$1,000.00	$1,213.30	$7.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.40	$6.52
Class R3
Actual	$1,000.00	$1,213.60	$6.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.90	$6.02
Class R4
Actual	$1,000.00	$1,215.80	$5.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.14	$4.77
Class R5
Actual	$1,000.00	$1,217.10	$3.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.38	$3.52
Class R6
Actual	$1,000.00	$1,216.90	$3.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.73	$3.17

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.95% for Class A, 1.70% for Class C, 0.80% for Class F, 0.63% for Class F3, 0.70% for Class I, 1.15% for Class P, 1.30% for Class R2, 1.20% for Class R3, 0.95% for Class R4, 0.70% for Class R5 and 0.63% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2024

Sector*	%**
Basic Materials	2.42%
Communications	4.74%
Consumer Cyclical	9.89%
Consumer Non-cyclical	15.68%
Energy	9.45%
Financial	27.96%
Industrial	15.61%
Technology	10.32%
Utilities	3.03%
Repurchase Agreements	0.48%
Money Market Funds(a)	0.38%
Time Deposits(a)	0.04%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.
(a)	Securities were purchased with the cash collateral from loaned securities.

Global Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/23	4/30/24	11/1/23 - 4/30/24
Class A
Actual	$1,000.00	$1,222.80	$4.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.39	$4.52
Class C
Actual	$1,000.00	$1,218.30	$9.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.66	$8.27
Class F
Actual	$1,000.00	$1,224.30	$4.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.13	$3.77
Class F3*
Actual	$1,000.00	$1,225.00	$3.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.08	$2.82
Class I
Actual	$1,000.00	$1,225.00	$3.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.63	$3.27
Class R3
Actual	$1,000.00	$1,221.90	$6.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.14	$5.77
Class R4
Actual	$1,000.00	$1,223.20	$4.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.39	$4.52
Class R5
Actual	$1,000.00	$1,224.60	$3.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.63	$3.27
Class R6*
Actual	$1,000.00	$1,225.00	$3.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.13	$2.77

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.90% for Class A, 1.65% for Class C, 0.75% for Class F, 0.56% for Class F3, 0.65% for Class I, 1.15% for Class R3, 0.90% for Class R4, 0.65% for Class R5 and 0.55% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.51% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$2.82	$2.56
Class R6	$2.82	$2.56

Portfolio Holdings Presented by Sector

April 30, 2024

Sector*	%**
Basic Materials	1.84%
Communications	16.09%
Consumer Cyclical	11.61%
Consumer Non-cyclical	15.28%
Energy	4.30%
Financial	18.05%
Industrial	7.92%
Technology	21.04%
Utilities	1.24%
Repurchase Agreements	2.63%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Growth Leaders Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/23	4/30/24	11/1/23 - 4/30/24
Class A
Actual	$1,000.00	$1,307.60	$4.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.54	$4.37
Class C
Actual	$1,000.00	$1,302.60	$9.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.81	$8.12
Class F
Actual	$1,000.00	$1,309.10	$3.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.78	$3.12
Class F3
Actual	$1,000.00	$1,309.50	$3.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.98	$2.92
Class I
Actual	$1,000.00	$1,309.10	$3.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.78	$3.12
Class R2
Actual	$1,000.00	$1,305.00	$6.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.80	$6.12
Class R3
Actual	$1,000.00	$1,305.80	$6.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.29	$5.62
Class R4
Actual	$1,000.00	$1,307.30	$4.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.54	$4.37
Class R5
Actual	$1,000.00	$1,309.30	$3.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.78	$3.12
Class R6
Actual	$1,000.00	$1,309.50	$3.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.98	$2.92

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.87% for Class A, 1.62% for Class C, 0.62% for Class F, 0.58% for Class F3, 0.62% for Class I, 1.22% for Class R2, 1.12% for Class R3, 0.87% for Class R4, 0.62% for Class R5 and 0.58% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2024

Sector*	%**
Communications	28.23%
Consumer Cyclical	3.65%
Consumer Non-cyclical	13.53%
Financial	4.67%
Industrial	8.02%
Technology	40.43%
Repurchase Agreements	1.47%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Health Care Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/23	4/30/24	11/1/23 - 4/30/24
Class A
Actual	$1,000.00	$1,196.10	$5.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.74	$5.17
Class C
Actual	$1,000.00	$1,191.70	$9.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.01	$8.92
Class F
Actual	$1,000.00	$1,197.20	$4.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.98	$3.92
Class F3*
Actual	$1,000.00	$1,198.60	$3.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.83	$3.07
Class I
Actual	$1,000.00	$1,197.60	$4.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.98	$3.92
Class R3
Actual	$1,000.00	$1,194.50	$6.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.50	$6.42
Class R4
Actual	$1,000.00	$1,196.20	$5.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.79	$5.12
Class R5
Actual	$1,000.00	$1,197.60	$4.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.13	$3.77
Class R6*
Actual	$1,000.00	$1,198.50	$3.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.88	$3.02

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.03% for Class A, 1.78% for Class C, 0.78% for Class F, 0.61% for Class F3, 0.78% for Class I, 1.28% for Class R3, 1.02% for Class R4, 0.75% for Class R5 and 0.60% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.60% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$3.28	$3.02
Class R6	$3.28	$3.02

Portfolio Holdings Presented by Sector

April 30, 2024

Sector*	%**
Health Care	100.00%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

International Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/23	4/30/24	11/1/23 - 4/30/24
Class A
Actual	$1,000.00	$1,211.10	$5.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.29	$4.62
Class C
Actual	$1,000.00	$1,206.30	$9.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.56	$8.37
Class F
Actual	$1,000.00	$1,211.50	$4.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.03	$3.87
Class F3
Actual	$1,000.00	$1,213.10	$3.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.88	$3.02
Class I
Actual	$1,000.00	$1,212.80	$3.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.53	$3.37
Class P
Actual	$1,000.00	$1,209.10	$5.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.44	$5.47
Class R2
Actual	$1,000.00	$1,209.00	$6.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.55	$6.37
Class R3
Actual	$1,000.00	$1,209.10	$6.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.05	$5.87
Class R4
Actual	$1,000.00	$1,210.50	$5.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.29	$4.62
Class R5
Actual	$1,000.00	$1,212.70	$3.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.58	$3.32
Class R6
Actual	$1,000.00	$1,213.30	$3.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.88	$3.02

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.92% for Class A, 1.67% for Class C, 0.77% for Class F, 0.60% for Class F3, 0.67% for Class I, 1.09% for Class P, 1.27% for Class R2, 1.17% for Class R3, 0.92% for Class R4, 0.66% for Class R5 and 0.60% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2024

Sector*	%**
Communication Services	4.85%
Consumer Discretionary	10.87%
Consumer Staples	5.62%
Energy	5.71%
Financials	18.13%
Health Care	11.21%
Industrials	15.12%
Information Technology	16.32%
Materials	5.98%
Real Estate	2.06%
Utilities	1.57%
Repurchase Agreements	2.05%
Money Market Funds(a)	0.46%
Time Deposits(a)	0.05%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.
(a)	Securities were purchased with the cash collateral from loaned securities.

International Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/23	4/30/24	11/1/23 - 4/30/24
Class A
Actual	$1,000.00	$1,148.40	$ 6.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.80	$ 6.12
Class C
Actual	$1,000.00	$1,143.70	$10.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.02	$ 9.92
Class F
Actual	$1,000.00	$1,149.40	$ 5.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.49	$ 5.42
Class F3
Actual	$1,000.00	$1,150.10	$ 4.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.39	$ 4.52
Class I
Actual	$1,000.00	$1,149.80	$ 5.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.04	$ 4.87
Class P
Actual	$1,000.00	$1,147.10	$ 7.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$ 7.07
Class R2
Actual	$1,000.00	$1,146.50	$ 8.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.06	$ 7.87
Class R3
Actual	$1,000.00	$1,147.30	$ 7.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.55	$ 7.37
Class R4
Actual	$1,000.00	$1,148.40	$ 6.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.80	$ 6.12
Class R5
Actual	$1,000.00	$1,149.90	$ 5.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.04	$ 4.87
Class R6
Actual	$1,000.00	$1,150.10	$ 4.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.39	$ 4.52

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.22% for Class A, 1.98% for Class C, 1.08% for Class F, 0.90% for Class F3, 0.97% for Class I, 1.41% for Class P, 1.57% for Class R2, 1.47% for Class R3, 1.22% for Class R4, 0.97% for Class R5 and 0.90% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2024

Sector*	%**
Basic Materials	5.63%
Communications	5.41%
Consumer Cyclical	11.10%
Consumer Non-cyclical	12.84%
Energy	2.67%
Financial	21.68%
Industrial	23.83%
Technology	11.77%
Utilities	2.24%
Repurchase Agreements	2.83%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

International Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/23	4/30/24	11/1/23 - 4/30/24
Class A
Actual	$1,000.00	$1,171.50	$5.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.09	$4.82
Class C
Actual	$1,000.00	$1,168.30	$9.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.36	$8.57
Class F
Actual	$1,000.00	$1,172.30	$4.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.84	$4.07
Class F3
Actual	$1,000.00	$1,174.30	$3.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.78	$3.12
Class I
Actual	$1,000.00	$1,174.30	$3.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.33	$3.57
Class R2
Actual	$1,000.00	$1,169.50	$7.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.40	$6.52
Class R3
Actual	$1,000.00	$1,170.80	$6.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	$6.07
Class R4
Actual	$1,000.00	$1,172.10	$5.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.09	$4.82
Class R5
Actual	$1,000.00	$1,173.60	$3.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.53	$3.37
Class R6
Actual	$1,000.00	$1,174.30	$3.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.78	$3.12

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.96% for Class A, 1.71% for Class C, 0.81% for Class F, 0.62% for Class F3, 0.71% for Class I, 1.30% for Class R2, 1.21% for Class R3, 0.96% for Class R4, 0.67% for Class R5 and 0.62% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2024

Sector*	%**
Basic Materials	5.11%
Communications	2.45%
Consumer Cyclical	8.83%
Consumer Non-cyclical	16.75%
Energy	11.79%
Financial	30.89%
Industrial	13.20%
Technology	5.28%
Utilities	3.31%
Repurchase Agreements	2.39%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Micro Cap Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/23	4/30/24	11/1/23 - 4/30/24
Class A
Actual	$1,000.00	$1,258.80	$ 7.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$ 6.87
Class C
Actual	$1,000.00	$1,254.40	$11.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.32	$10.62
Class F
Actual	$1,000.00	$1,260.30	$ 6.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.29	$ 5.62
Class I
Actual	$1,000.00	$1,260.30	$ 6.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.29	$ 5.62

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.37% for Class A, 2.12% for Class C, 1.12% for Class F and 1.12% for Class I multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2024

Sector*	%**
Communication Services	0.77%
Consumer Discretionary	14.28%
Consumer Staples	3.82%
Financials	8.53%
Health Care	28.78%
Industrials	16.41%
Information Technology	25.81%
Repurchase Agreements	0.92%
Money Market Funds(a)	0.61%
Time Deposits(a)	0.07%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.
(a)	Securities were purchased with the cash collateral from loaned securities.

Value Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/23	4/30/24	11/1/23 - 4/30/24
Class A
Actual	$1,000.00	$1,192.60	$ 6.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.05	$ 5.87
Class C
Actual	$1,000.00	$1,188.10	$10.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.32	$ 9.62
Class F
Actual	$1,000.00	$1,193.70	$ 5.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.79	$ 5.12
Class F3
Actual	$1,000.00	$1,195.00	$ 4.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.74	$ 4.17
Class I
Actual	$1,000.00	$1,194.10	$ 5.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.29	$ 4.62
Class P
Actual	$1,000.00	$1,191.90	$ 7.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$ 6.87
Class R2
Actual	$1,000.00	$1,190.80	$ 8.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.30	$ 7.62
Class R3
Actual	$1,000.00	$1,191.40	$ 7.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.80	$ 7.12
Class R4
Actual	$1,000.00	$1,193.10	$ 6.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.05	$ 5.87
Class R5
Actual	$1,000.00	$1,193.90	$ 5.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.29	$ 4.62
Class R6
Actual	$1,000.00	$1,194.50	$ 4.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.74	$ 4.17

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.17% for Class A, 1.92% for Class C, 1.02% for Class F, 0.83% for Class F3, 0.92% for Class I, 1.37% for Class P, 1.52% for Class R2, 1.42% for Class R3, 1.17% for Class R4, 0.92% for Class R5 and 0.83% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2024

Sector*	%**
Basic Materials	3.48%
Communications	2.66%
Consumer Cyclical	14.92%
Consumer Non-cyclical	17.37%
Energy	6.64%
Financial	20.63%
Industrial	18.22%
Technology	9.99%
Utilities	2.42%
Repurchase Agreements	0.50%
Money Market Funds(a)	2.86%
Time Deposits(a)	0.31%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.
(a)	Securities were purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)

ALPHA STRATEGY FUND April 30, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.98%

INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.98%
Lord Abbett Developing Growth Fund, Inc. – Class I*(c)	4,701,268	$120,728,549
Lord Abbett Securities Trust – Focused Small Cap Value Fund – Class I(d)	2,172,980	59,843,876
Lord Abbett Securities Trust – International Opportunities Fund – Class I(d)	6,488,750	121,015,188
Lord Abbett Securities Trust – Micro Cap Growth Fund – Class I*(d)	3,473,389	59,707,557
Lord Abbett Research Fund, Inc. – Small Cap Value Fund – Class I(d)	6,015,832	119,775,219
Lord Abbett Securities Trust – Value Opportunities Fund – Class I(d)	6,184,180	119,973,099
Total Investments in Underlying Funds (cost 584,368,447)		601,043,488
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.07%

Repurchase Agreements 0.07%
Repurchase Agreement dated 4/30/2024, 2.800% due 5/1/2024 with Fixed Income Clearing Corp. collateralized by $437,200 of U.S. Treasury Note at 4.875% due 4/30/2026; value: $436,389; proceeds: $427,748 (cost $427,715)	$427,715	$427,715
Total Investments in Securities 100.05% (cost $584,796,162)		601,471,203
Other Assets and Liabilities – Net (0.05)%		(300,337)
Net Assets 100.00%		$601,170,866

*	Non-income producing security.
(a)	These investments offer daily redemptions.
(b)	Affiliated issuers (See Note 11).
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$601,043,488	$–	$–	$601,043,488
Short-Term Investments
Repurchase Agreements	–	427,715	–	427,715
Total	$601,043,488	$427,715	$–	$601,471,203

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)

FOCUSED GROWTH FUND April 30, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.49%

COMMON STOCKS 98.49%

Biotechnology 4.43%
Blueprint Medicines Corp.*	6,000	$548,040
Natera, Inc.*	12,469	1,158,121
SpringWorks Therapeutics, Inc.*	12,560	586,426
Total		2,292,587

Broadline Retail 9.44%
Amazon.com, Inc.*	21,579	3,776,325
MercadoLibre, Inc. (Uruguay)*(a)	760	1,108,612
Total		4,884,937

Communications Equipment 2.78%
Arista Networks, Inc.*	5,619	1,441,611

Electrical Equipment 2.26%
Eaton Corp. PLC	3,678	1,170,560

Entertainment 6.05%
Netflix, Inc.*	2,193	1,207,553
Spotify Technology SA (Sweden)*(a)	6,870	1,926,623
Total		3,134,176

Financial Services 1.55%
Mastercard, Inc. Class A	1,775	800,880

Ground Transportation 4.03%
Saia, Inc.*	1,531	607,547
Uber Technologies, Inc.*	22,332	1,479,942
Total		2,087,489

Health Care Equipment & Supplies 4.19%
Boston Scientific Corp.*	7,075	508,480
Intuitive Surgical, Inc.*	4,482	1,661,119
Total		2,169,599

Hotels, Restaurants & Leisure 6.16%
Chipotle Mexican Grill, Inc.*	208	657,197
DoorDash, Inc. Class A*	8,251	1,066,524
DraftKings, Inc. Class A*	35,290	1,466,653
Total		3,190,374
Investments	Shares	Fair Value
Information Technology Services 3.47%
Shopify, Inc. Class A (Canada)*(a)	25,555	$1,793,961

Interactive Media & Services 8.98%
Alphabet, Inc. Class A*	16,148	2,628,571
Meta Platforms, Inc. Class A	4,697	2,020,509
Total		4,649,080

Life Sciences Tools & Services 1.00%
Danaher Corp.	2,108	519,875

Pharmaceuticals 3.94%
Eli Lilly & Co.	2,610	2,038,671

Semiconductors & Semiconductor Equipment 20.32%
Advanced Micro Devices, Inc.*	7,416	1,174,546
Applied Materials, Inc.	6,900	1,370,685
Broadcom, Inc.	822	1,068,822
Monolithic Power Systems, Inc.	1,591	1,064,904
NVIDIA Corp.	6,756	5,837,319
Total		10,516,276

Software 19.89%
Cadence Design Systems, Inc.*	3,741	1,031,132
Crowdstrike Holdings, Inc. Class A*	3,392	992,296
CyberArk Software Ltd. (Israel)*(a)	4,122	986,189
Datadog, Inc. Class A*	10,858	1,362,679
HubSpot, Inc.*	2,283	1,380,918
Microsoft Corp.	8,756	3,408,973
ServiceNow, Inc.*	1,634	1,132,901
Total		10,295,088
Total Common Stocks (cost $37,301,131)		50,985,164

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

FOCUSED GROWTH FUND April 30, 2024

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.46%

Repurchase Agreements 1.46%
Repurchase Agreement dated 4/30/2024, 2.800% due 5/1/2024 with Fixed Income Clearing Corp. collateralized by $894,500 of U.S. Treasury Note at 0.375% due 9/30/2027; value: $772,037; proceeds: $756,936 (cost $756,877)	$756,877	$756,877
Total Investments in Securities 99.95% (cost $38,058,008)		51,742,041
Other Assets and Liabilities – Net 0.05%		23,845
Net Assets 100.00%		$51,765,886

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$50,985,164	$–	$–	$50,985,164
Short-Term Investments
Repurchase Agreements	–	756,877	–	756,877
Total	$50,985,164	$756,877	$–	$51,742,041

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)

FOCUSED LARGE CAP VALUE FUND April 30, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.28%

COMMON STOCKS 99.28%

Aerospace & Defense 2.72%
Lockheed Martin Corp.	1,477	$686,702

Banks 4.67%
JPMorgan Chase & Co.	6,150	1,179,201

Beverages 2.96%
Carlsberg AS Class B	5,560	747,891

Biotechnology 3.13%
AbbVie, Inc.	4,870	792,057

Building Products 6.02%
Allegion PLC (Ireland)(a)	6,383	775,917
Masco Corp.	10,900	746,105
Total		1,522,022

Capital Markets 7.94%
Charles Schwab Corp.	15,647	1,157,095
KKR & Co., Inc.	9,140	850,660
Total		2,007,755

Construction Materials 3.41%
CRH PLC (Ireland)(a)	11,140	862,459

Consumer Staples Distribution & Retail 6.10%
BJ’s Wholesale Club Holdings, Inc.*	8,256	616,558
Target Corp.	5,740	924,025
Total		1,540,583

Electronic Equipment, Instruments & Components 3.36%
TD SYNNEX Corp.	7,210	849,626

Financial Services 3.61%
Fiserv, Inc.*	5,970	911,440
Investments	Shares	Fair Value
Health Care Providers & Services 5.93%
Laboratory Corp. of America Holdings	3,330	$670,562
Molina Healthcare, Inc.*	2,420	827,882
Total		1,498,444

Insurance 7.34%
Allstate Corp.	6,380	1,084,983
RenaissanceRe Holdings Ltd.	3,508	769,129
Total		1,854,112

Interactive Media & Services 3.91%
Alphabet, Inc. Class A*	6,070	988,075

Machinery 6.52%
Cummins, Inc.	2,880	813,571
Parker-Hannifin Corp.	1,530	833,713
Total		1,647,284

Oil, Gas & Consumable Fuels 10.21%
Chesapeake Energy Corp.(b)	9,080	816,110
Diamondback Energy, Inc.	4,650	935,254
Shell PLC ADR	11,560	828,390
Total		2,579,754

Real Estate Management & Development 2.65%
CBRE Group, Inc. Class A*	7,710	669,922

Semiconductors & Semiconductor Equipment 3.72%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,840	939,406

Software 5.95%
Adobe, Inc.*	1,460	675,732
Microsoft Corp.	2,127	828,105
Total		1,503,837

Specialty Retail 2.38%
Best Buy Co., Inc.	8,180	602,375

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

FOCUSED LARGE CAP VALUE FUND April 30, 2024

Investments	Shares	Fair Value
Technology Hardware, Storage & Peripherals 3.00%
NetApp, Inc.	7,430	$759,420

Trading Companies & Distributors 3.75%
AerCap Holdings NV (Ireland)*(a)	11,210	947,133
Total Common Stocks (cost $20,166,302)		25,089,498

	Principal Amount

SHORT-TERM INVESTMENTS 4.11%

Repurchase Agreements 0.73%
Repurchase Agreement dated 4/30/2024, 2.800% due 5/1/2024 with Fixed Income Clearing Corp. collateralized by $188,500 of U.S. Treasury Note at 4.875% due 4/30/2026; value: $188,148; proceeds: $184,427 (cost $184,413)	$184,413	184,413
Investments	Shares	Fair Value
MONEY MARKET FUNDS 3.04%
Fidelity Government Portfolio(c) (cost $768,560)	768,560	$768,560

TIME DEPOSITS 0.34%
CitiBank N.A.(c) (cost $85,396)	85,396	85,396
Total Short-Term Investments (cost $1,038,369)		1,038,369
Total Investments in Securities 103.39% (cost $21,204,671)		26,127,867
Other Assets and Liabilities – Net (3.39)%		(856,535)
Net Assets 100.00%		$25,271,332

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$747,891	$–	$747,891
Remaining Industries	24,341,607	–	–	24,341,607
Short-Term Investments
Repurchase Agreements	–	184,413	–	184,413
Money Market Funds	768,560	–	–	768,560
Time Deposits	–	85,396	–	85,396
Total	$25,110,167	$1,017,700	$–	$26,127,867

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)

FOCUSED SMALL CAP VALUE FUND April 30, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.43%

COMMON STOCKS 99.43%

Aerospace & Defense 3.10%
Leonardo DRS, Inc.*	150,461	$3,237,921

Air Freight & Logistics 1.45%
Radiant Logistics, Inc.*	307,445	1,518,778

Automobile Components 2.00%
Gentherm, Inc.*	41,345	2,090,817

Banks 13.51%
Axos Financial, Inc.*	43,115	2,182,050
Bancorp, Inc.*	60,622	1,815,023
First BanCorp	154,478	2,664,746
Prosperity Bancshares, Inc.	42,161	2,612,717
Seacoast Banking Corp. of Florida	100,326	2,314,521
Wintrust Financial Corp.	26,230	2,534,867
Total		14,123,924

Capital Markets 3.56%
Bridge Investment Group Holdings, Inc. Class A	236,962	1,559,210
Moelis & Co. Class A	44,144	2,166,588
Total		3,725,798

Chemicals 5.05%
Avient Corp.	71,705	3,041,726
Element Solutions, Inc.	96,860	2,240,372
Total		5,282,098

Commercial Services & Supplies 5.30%
Brady Corp. Class A	61,013	3,599,767
Vestis Corp.	105,548	1,944,194
Total		5,543,961

Electronic Equipment, Instruments & Components 7.90%
Advanced Energy Industries, Inc.	24,085	2,308,306
Belden, Inc.	36,880	2,997,238
Mirion Technologies, Inc.*	271,637	2,952,694
Total		8,258,238
Investments	Shares	Fair Value
Energy Equipment & Services 2.69%
Liberty Energy, Inc.	127,988	$2,815,736

Financial Services 5.57%
Compass Diversified Holdings	145,641	3,199,733
International Money Express, Inc.*	129,531	2,620,412
Total		5,820,145

Health Care Equipment & Supplies 2.65%
Integer Holdings Corp.*	12,031	1,343,021
Integra LifeSciences Holdings Corp.*	49,089	1,431,926
Total		2,774,947

Health Care Providers & Services 3.74%
Addus HomeCare Corp.*	21,359	2,053,668
AMN Healthcare Services, Inc.*	30,923	1,854,761
Total		3,908,429

Household Durables 1.71%
Taylor Morrison Home Corp.*	31,946	1,789,295

Information Technology Services 2.36%
Perficient, Inc.*	52,214	2,467,634

Insurance 6.36%
Kemper Corp.	62,073	3,619,477
White Mountains Insurance Group Ltd.	1,703	3,028,172
Total		6,647,649

Interactive Media & Services 1.90%
Cars.com, Inc.*	118,646	1,982,575

Leisure Products 4.16%
Malibu Boats, Inc. Class A*	67,759	2,305,161
YETI Holdings, Inc.*	57,389	2,049,935
Total		4,355,096

Machinery 2.79%
Columbus McKinnon Corp.	70,768	2,920,595

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FOCUSED SMALL CAP VALUE FUND April 30, 2024

Investments	Shares	Fair Value
Media 2.47%
Criteo SA ADR*	73,672	$2,581,467

Oil, Gas & Consumable Fuels 8.59%
MEG Energy Corp.*(a)	102,873	2,339,704
Northern Oil & Gas, Inc.	75,828	3,093,024
Permian Resources Corp.	212,119	3,552,994
Total		8,985,722

Professional Services 2.17%
WNS Holdings Ltd. (India)*(b)	54,188	2,271,019

Real Estate Management & Development 2.30%
Marcus & Millichap, Inc.	75,929	2,404,671

Semiconductors & Semiconductor Equipment 2.49%
Silicon Motion Technology Corp. ADR	35,336	2,608,150

Specialty Retail 2.35%
Academy Sports & Outdoors, Inc.	42,116	2,455,363

Tobacco 1.78%
Turning Point Brands, Inc.	64,367	1,856,344

Trading Companies & Distributors 1.48%
GMS, Inc.*	16,766	1,551,190
Total Common Stocks (cost $100,386,818)		103,977,562
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.60%

Repurchase Agreements 0.60%
Repurchase Agreement dated 4/30/2024, 2.800% due 5/1/2024 with Fixed Income Clearing Corp. collateralized by $644,000 of U.S. Treasury Note at 4.875% due 4/30/2026; value: $642,768; proceeds: $630,114 (cost $630,065)	$630,065	$630,065
Total Investments in Securities 100.03% (cost $101,016,883)		104,607,627
Other Assets and Liabilities – Net (0.03)%		(31,149)
Net Assets 100.00%		$104,576,478

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(concluded)

FOCUSED SMALL CAP VALUE FUND April 30, 2024

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$103,977,562	$–	$–	$103,977,562
Short-Term Investments
Repurchase Agreements	–	630,065	–	630,065
Total	$103,977,562	$630,065	$–	$104,607,627

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)

FUNDAMENTAL EQUITY FUND April 30, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.52%

COMMON STOCKS 99.52%

Aerospace & Defense 1.78%
Lockheed Martin Corp.	74,070	$34,437,365

Air Freight & Logistics 0.84%
Expeditors International of Washington, Inc.	144,830	16,121,027

Banks 6.66%
JPMorgan Chase & Co.	416,010	79,765,757
Wells Fargo & Co.	823,590	48,855,359
Total		128,621,116

Beverages 1.54%
Carlsberg AS Class B(a)	221,730	29,825,535

Biotechnology 2.06%
AbbVie, Inc.	245,150	39,871,196

Building Products 4.87%
Allegion PLC (Ireland)(b)	243,250	29,569,470
Builders FirstSource, Inc.*	173,890	31,790,570
Masco Corp.	478,460	32,750,587
Total		94,110,627

Capital Markets 7.64%
Ameriprise Financial, Inc.	60,900	25,078,011
Charles Schwab Corp.	707,110	52,290,784
KKR & Co., Inc.	430,380	40,055,467
Morgan Stanley	331,260	30,091,658
Total		147,515,920

Chemicals 1.49%
Dow, Inc.	504,600	28,711,740

Construction & Engineering 2.00%
EMCOR Group, Inc.	108,360	38,702,941

Construction Materials 1.72%
CRH PLC (Ireland)(b)	430,190	33,305,310
Investments	Shares	Fair Value
Consumer Finance 1.65%
American Express Co.	136,050	$31,839,782

Consumer Staples Distribution & Retail 3.65%
BJ’s Wholesale Club Holdings, Inc.*	407,700	30,447,036
Target Corp.	248,570	40,014,799
Total		70,461,835

Electric: Utilities 3.04%
Entergy Corp.	181,920	19,405,406
FirstEnergy Corp.	496,290	19,027,759
NextEra Energy, Inc.	303,300	20,312,001
Total		58,745,166

Electronic Equipment, Instruments & Components 2.49%
TD SYNNEX Corp.	255,600	30,119,904
Teledyne Technologies, Inc.*	47,350	18,063,078
Total		48,182,982

Energy Equipment & Services 1.76%
Schlumberger NV	714,370	33,918,288

Financial Services 1.87%
Fiserv, Inc.*	236,380	36,088,135

Health Care Equipment & Supplies 1.50%
Becton Dickinson & Co.	123,820	29,048,172

Health Care Providers & Services 7.03%
Laboratory Corp. of America Holdings	164,490	33,123,351
McKesson Corp.	62,610	33,634,718
Molina Healthcare, Inc.*	100,130	34,254,473
UnitedHealth Group, Inc.	72,120	34,884,444
Total		135,896,986

Hotels, Restaurants & Leisure 0.84%
Caesars Entertainment, Inc.*	453,880	16,257,982

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY FUND April 30, 2024

Investments	Shares	Fair Value
Household Products 0.99%
Procter & Gamble Co.	116,980	$19,091,136

Industrial REITS 0.70%
Prologis, Inc.	132,210	13,492,031

Insurance 7.10%
Allstate Corp.	308,730	52,502,624
Arch Capital Group Ltd.*	328,660	30,742,856
Arthur J Gallagher & Co.	101,410	23,799,913
RenaissanceRe Holdings Ltd.	137,100	30,059,175
Total		137,104,568

Interactive Media & Services 2.94%
Alphabet, Inc. Class A*	348,930	56,798,825

Life Sciences Tools & Services 1.54%
Thermo Fisher Scientific, Inc.	52,390	29,795,241

Machinery 3.47%
Cummins, Inc.	102,570	28,974,999
Parker-Hannifin Corp.	69,830	38,051,066
Total		67,026,065

Media 1.82%
Comcast Corp. Class A	922,480	35,155,713

Metals & Mining 0.94%
Reliance, Inc.	63,970	18,213,538

Oil, Gas & Consumable Fuels 7.73%
Chesapeake Energy Corp.(c)	467,970	42,061,144
Diamondback Energy, Inc.	267,640	53,830,433
Shell PLC ADR	745,790	53,443,311
Total		149,334,888

Real Estate Management & Development 1.42%
CBRE Group, Inc. Class A*	316,420	27,493,734
Investments	Shares	Fair Value
Residential REITS 0.90%
American Homes 4 Rent Class A	486,350	$17,411,330

Semiconductors & Semiconductor Equipment 3.06%
KLA Corp.	32,430	22,353,674
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	267,020	36,672,527
Total		59,026,201

Software 3.60%
Adobe, Inc.*	61,130	28,292,798
Microsoft Corp.	105,760	41,175,541
Total		69,468,339

Specialty Retail 5.01%
AutoZone, Inc.*	6,750	19,955,700
Best Buy Co., Inc.	405,560	29,865,438
Lowe’s Cos., Inc.	115,430	26,316,886
Valvoline, Inc.*	487,670	20,735,728
Total		96,873,752

Technology Hardware, Storage & Peripherals 1.84%
NetApp, Inc.	348,050	35,574,190

Trading Companies & Distributors 2.03%
AerCap Holdings NV (Ireland)*(b)	463,010	39,119,715
Total Common Stocks (cost $1,380,748,674)		1,922,641,371

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

FUNDAMENTAL EQUITY FUND April 30, 2024

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.90%

Repurchase Agreements 0.48%
Repurchase Agreement dated 4/30/2024, 2.800% due 5/1/2024 with Fixed Income Clearing Corp. collateralized by $10,813,400 of U.S. Treasury Note at 0.500% due 4/30/2027; value: $9,523,042; proceeds: $9,336,906 (cost $9,336,180)	$9,336,180	$9,336,180
Investments	Shares	Fair Value
MONEY MARKET FUNDS 0.38%
Fidelity Government Portfolio(d) (cost $7,295,373)	7,295,373	$7,295,373

TIME DEPOSITS 0.04%
CitiBank N.A.(d) (cost $810,597)	810,597	810,597
Total Short-Term Investments (cost $17,442,150)		17,442,150
Total Investments in Securities 100.42% (cost $1,398,190,824)		1,940,083,521
Other Assets and Liabilities – Net (0.42)%		(8,040,245)
Net Assets 100.00%		$1,932,043,276

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(d)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$29,825,535	$–	$29,825,535
Remaining Industries	1,892,815,836	–	–	1,892,815,836
Short-Term Investments
Repurchase Agreements	–	9,336,180	–	9,336,180
Money Market Funds	7,295,373	–	–	7,295,373
Time Deposits	–	810,597	–	810,597
Total	$1,900,111,209	$39,972,312	$–	$1,940,083,521

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)

GLOBAL EQUITY FUND April 30, 2024

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 97.19%

COMMON STOCKS 97.19%

Australia 1.58%

Diversified REITS 0.70%
Charter Hall Group	22,103	$167,855

Metals & Mining 0.88%
BHP Group Ltd.	7,694	211,017
Total Australia		378,872

Austria 1.70%

Banks
BAWAG Group AG†	6,867	410,034

Brazil 1.67%

Broadline Retail
MercadoLibre, Inc.*	276	402,601

Canada 1.78%

Consumer Staples Distribution & Retail 1.18%
Alimentation Couche-Tard, Inc.	5,121	283,828

Insurance 0.60%
Manulife Financial Corp.	6,217	145,010
Total Canada		428,838

China 3.88%

Beverages 0.37%
Kweichow Moutai Co. Ltd. Class A	381	89,327

Broadline Retail 0.92%
PDD Holdings, Inc. ADR*	1,771	221,694

Gas Utilities 0.39%
ENN Energy Holdings Ltd.	10,960	93,383

Interactive Media & Services 1.08%
Tencent Holdings Ltd.	5,893	258,604
Investments	Shares	U.S. $ Fair Value
Marine Transportation 1.12%
SITC International Holdings Co. Ltd.	124,367	$269,701
Total China		932,709

Denmark 2.05%

Pharmaceuticals
Novo Nordisk AS Class B	3,851	493,861

France 3.06%

Beverages 0.22%
Pernod Ricard SA	350	52,934

Capital Markets 1.31%
Amundi SA†	4,517	315,126

Life Sciences Tools & Services 0.09%
Sartorius Stedim Biotech	98	21,106

Oil, Gas & Consumable Fuels 0.88%
Gaztransport Et Technigaz SA	1,520	211,858

Textiles, Apparel & Luxury Goods 0.56%
LVMH Moet Hennessy Louis Vuitton SE	165	135,537
Total France		736,561

Germany 0.96%
Chemicals
FUCHS SE	6,302	230,379

India 0.79%

Commercial Services & Supplies
CMS Info Systems Ltd.	38,043	188,853

Ireland 0.51%

Trading Companies & Distributors
AerCap Holdings NV*	1,458	123,186

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND April 30, 2024

Investments	Shares	U.S. $ Fair Value
Japan 5.23%

Electrical Equipment 0.88%
Fuji Electric Co. Ltd.	3,402	$211,618

Entertainment 0.67%
Nintendo Co. Ltd.	3,302	161,035

Information Technology Services 0.47%
SCSK Corp.	6,238	113,402

Insurance 1.70%
Sompo Holdings, Inc.	20,704	409,734

Professional Services 0.88%
TechnoPro Holdings, Inc.	12,459	212,219

Semiconductors & Semiconductor Equipment 0.63%
SUMCO Corp.	10,079	150,311
Total Japan		1,258,319

Mexico 1.69%

Banks
Grupo Financiero Banorte SAB de CV Class O	41,050	406,289

Netherlands 0.70%

Semiconductors & Semiconductor Equipment
ASML Holding NV	194	168,977

Peru 0.93%

Banks
Intercorp Financial Services, Inc.	10,455	222,901

Singapore 0.64%

Semiconductors & Semiconductor Equipment
STMicroelectronics NV	3,899	154,341

South Korea 1.48%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.	6,396	355,532
Investments	Shares	U.S. $ Fair Value
Spain 0.85%

Electric: Utilities
Iberdrola SA	16,605	$203,604

Taiwan 2.47%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co. Ltd.	24,834	594,619

United Kingdom 6.73%

Broadline Retail 2.75%
B&M European Value Retail SA	47,081	303,841
Next PLC	3,186	357,335
		661,176

Capital Markets 0.27%
London Stock Exchange Group PLC	587	64,711

Household Durables 0.77%
Persimmon PLC	11,409	184,746

Personal Care Products 0.79%
Unilever PLC	3,680	190,370

Tobacco 1.49%
Imperial Brands PLC	15,647	357,536

Trading Companies & Distributors 0.66%
Ashtead Group PLC	2,198	159,601
Total United Kingdom		1,618,140

United States 58.49%

Aerospace & Defense 0.48%
TransDigm Group, Inc.	92	114,819

Automobiles 1.75%
General Motors Co.	9,430	419,918

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND April 30, 2024

Investments	Shares	U.S. $ Fair Value
United States (continued)

Banks 3.31%
East West Bancorp, Inc.	4,492	$334,609
JPMorgan Chase & Co.	2,410	462,093
		796,702

Biotechnology 2.67%
AbbVie, Inc.	1,503	244,448
SpringWorks Therapeutics, Inc.*	2,288	106,827
Vertex Pharmaceuticals, Inc.*	742	291,465
		642,740

Broadline Retail 3.20%
Amazon.com, Inc.*	4,405	770,875

Building Products 2.59%
Allegion PLC	1,964	238,744
Builders FirstSource, Inc.*	2,097	383,373
		622,117

Capital Markets 2.71%
Ameriprise Financial, Inc.	651	268,075
Cboe Global Markets, Inc.	570	103,256
Evercore, Inc. Class A	1,552	281,688
		653,019

Construction Materials 1.22%
CRH PLC	2,272	175,946
CRH PLC	1,534	118,762
		294,708

Consumer Staples Distribution & Retail 0.13%
BJ’s Wholesale Club Holdings, Inc.*	408	30,469

Entertainment 1.28%
Netflix, Inc.*	559	307,808

Financial Services 2.35%
Visa, Inc. Class A	2,102	564,618

Ground Transportation 0.39%
Norfolk Southern Corp.	405	93,280
Investments	Shares	U.S. $ Fair Value
Health Care Equipment & Supplies 0.65%
Dexcom, Inc.*	872	$111,084
Intuitive Surgical, Inc.*	120	44,474
		155,558

Health Care Providers & Services 3.54%
Cigna Group	956	341,331
Molina Healthcare, Inc.*	542	185,418
UnitedHealth Group, Inc.	673	325,530
		852,279

Household Durables 1.77%
Helen of Troy Ltd.*	1,661	153,991
PulteGroup, Inc.	2,446	272,534
		426,525

Industrial REITS 0.23%
Prologis, Inc.	550	56,128

Information Technology Services 0.62%
Accenture PLC Class A	498	149,853

Interactive Media & Services 7.91%
Alphabet, Inc. Class A*	6,770	1,102,021
Meta Platforms, Inc. Class A	1,860	800,116
		1,902,137

Life Sciences Tools & Services 0.41%
Thermo Fisher Scientific, Inc.	174	98,957

Machinery 1.23%
Crane Co.	1,115	156,111
Parker-Hannifin Corp.	258	140,587
		296,698

Oil, Gas & Consumable Fuels 3.41%
Marathon Petroleum Corp.	1,641	298,202
Shell PLC	14,670	521,498
		819,700

Professional Services 0.39%
Verra Mobility Corp.*	4,004	94,414

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND April 30, 2024

Investments	Shares	U.S. $ Fair Value
United States (continued)

Semiconductors & Semiconductor Equipment 6.89%
Broadcom, Inc.	251	$326,368
KLA Corp.	398	274,337
NVIDIA Corp.	1,222	1,055,833
		1,656,538

Software 5.85%
Adobe, Inc.*	467	216,142
Cadence Design Systems, Inc.*	474	130,649
Intuit, Inc.	57	35,660
Microsoft Corp.	2,632	1,024,716
		1,407,167

Specialty Retail 1.41%
Academy Sports & Outdoors, Inc.	3,627	211,454
Lowe’s Cos., Inc.	561	127,902
		339,356

Technology Hardware, Storage & Peripherals 0.86%
Apple, Inc.	1,222	208,143

Trading Companies & Distributors 1.24%
Core & Main, Inc. Class A*	5,282	298,275
Total United States		14,072,801
Total Common Stocks (cost $18,954,461)		23,381,417
Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 2.62%

Repurchase Agreements 2.62%
Repurchase Agreement dated 4/30/2024, 2.800% due 5/1/2024 with Fixed Income Clearing Corp. collateralized by $645,200 of U.S. Treasury Note at 4.875% due 4/30/2026; value: $643,932; proceeds: $631,321 (cost $631,271)	$631,271	$631,271
Total Investments in Securities 99.81% (cost $19,585,732)		24,012,688
Other Assets and Liabilities – Net 0.19%		45,596
Net Assets 100.00%		$24,058,284

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2024, the total value of Rule 144A securities was $725,160, which represents 3.01% of net assets.
*	Non-income producing security.

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(concluded)

GLOBAL EQUITY FUND April 30, 2024

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$–	$378,872	$–	$378,872
Austria	–	410,034	–	410,034
China	221,694	711,015	–	932,709
Denmark	–	493,861	–	493,861
France	–	736,561	–	736,561
Germany	–	230,379	–	230,379
India	–	188,853	–	188,853
Japan	–	1,258,319	–	1,258,319
Netherlands	–	168,977	–	168,977
Singapore	–	154,341	–	154,341
South Korea	–	355,532	–	355,532
Spain	–	203,604	–	203,604
Taiwan	–	594,619	–	594,619
United Kingdom	–	1,618,140	–	1,618,140
United States	13,375,357	697,444	–	14,072,801
Remaining Countries	1,583,815	–	–	1,583,815
Short-Term Investments
Repurchase Agreements	–	631,271	–	631,271
Total	$15,180,866	$8,831,822	$–	$24,012,688

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)

GROWTH LEADERS FUND April 30, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.61%

COMMON STOCKS 98.61%

Aerospace & Defense 3.01%
Axon Enterprise, Inc.*	309,061	$96,940,073
TransDigm Group, Inc.	62,300	77,752,269
Total		174,692,342

Biotechnology 4.15%
Blueprint Medicines Corp.*	529,536	48,367,818
Natera, Inc.*	709,425	65,891,394
Neurocrine Biosciences, Inc.*	313,822	43,163,078
Regeneron Pharmaceuticals, Inc.*	44,399	39,544,413
SpringWorks Therapeutics, Inc.*	936,771	43,737,838
Total		240,704,541

Broadline Retail 7.13%
Amazon.com, Inc.*	1,654,693	289,571,275
MercadoLibre, Inc. (Uruguay)*(a)	85,356	124,508,797
Total		414,080,072

Building Products 0.59%
Trane Technologies PLC (Ireland)(a)	107,028	33,964,266

Capital Markets 1.48%
Blackstone, Inc.	367,823	42,891,840
Coinbase Global, Inc. Class A*	211,056	43,040,650
Total		85,932,490

Communications Equipment 2.23%
Arista Networks, Inc.*	505,637	129,726,229

Construction & Engineering 1.44%
EMCOR Group, Inc.	141,619	50,582,058
Quanta Services, Inc.	127,215	32,892,711
Total		83,474,769

Diversified Consumer Services 1.04%
Duolingo, Inc.*	268,493	60,612,295
Investments	Shares	Fair Value
Electrical Equipment 1.99%
Eaton Corp. PLC	221,545	$70,508,912
Vertiv Holdings Co. Class A	483,165	44,934,345
Total		115,443,257

Entertainment 4.28%
Netflix, Inc.*	195,804	107,817,514
Spotify Technology SA (Sweden)*(a)	502,002	140,781,441
Total		248,598,955

Financial Services 3.19%
Apollo Global Management, Inc.	685,071	74,247,995
Mastercard, Inc. Class A	124,489	56,169,437
Visa, Inc. Class A	204,371	54,896,094
Total		185,313,526

Ground Transportation 2.81%
Saia, Inc.*	112,929	44,813,615
Uber Technologies, Inc.*	1,789,962	118,620,782
Total		163,434,397

Health Care Equipment & Supplies 5.05%
Boston Scientific Corp.*	794,504	57,101,002
Dexcom, Inc.*	480,491	61,209,749
Glaukos Corp.*	468,235	44,950,560
Intuitive Surgical, Inc.*	351,345	130,215,484
Total		293,476,795

Hotels, Restaurants & Leisure 5.56%
Chipotle Mexican Grill, Inc.*	32,731	103,416,868
DoorDash, Inc. Class A*	856,356	110,692,576
DraftKings, Inc. Class A*	2,621,236	108,938,568
Total		323,048,012

Information Technology Services 3.28%
MongoDB, Inc.*	89,722	32,764,680
Shopify, Inc. Class A (Canada)*(a)	2,249,646	157,925,149
Total		190,689,829

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

GROWTH LEADERS FUND April 30, 2024

Investments	Shares	Fair Value
Interactive Media & Services 7.94%
Alphabet, Inc. Class A*	1,611,841	$262,375,478
Meta Platforms, Inc. Class A	461,550	198,544,964
Total		460,920,442

Life Sciences Tools & Services 1.01%
Danaher Corp.	236,799	58,399,369

Machinery 0.81%
Parker-Hannifin Corp.	85,740	46,720,583

Pharmaceuticals 2.77%
Eli Lilly & Co.	205,674	160,651,961

Semiconductors & Semiconductor Equipment 18.37%
Advanced Micro Devices, Inc.*	647,315	102,521,750
Applied Materials, Inc.	545,215	108,306,960
Broadcom, Inc.	45,712	59,437,942
KLA Corp.	113,043	77,919,410
Monolithic Power Systems, Inc.	118,910	79,590,030
NVIDIA Corp.	739,612	639,039,560
Total		1,066,815,652

Software 20.48%
Cadence Design Systems, Inc.*	315,101	86,851,289
Crowdstrike Holdings, Inc. Class A*	310,483	90,828,697
CyberArk Software Ltd. (Israel)*(a)	358,646	85,806,055
Datadog, Inc. Class A*	784,440	98,447,220
HubSpot, Inc.*	201,590	121,935,743
Microsoft Corp.	1,026,142	399,507,865
Procore Technologies, Inc.*	770,525	52,719,321
Salesforce, Inc.	266,372	71,638,086
ServiceNow, Inc.*	135,959	94,264,453
Synopsys, Inc.*	164,734	87,406,213
Total		1,189,404,942
Total Common Stocks (cost $3,997,989,914)		5,726,104,724
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.47%

Repurchase Agreements 1.47%
Repurchase Agreement dated 4/30/2024, 2.800% due 5/1/2024 with Fixed Income Clearing Corp. collateralized by $19,481,700 of U.S. Treasury Note at 2.500% due 3/31/2027; $78,282,900 of U.S. Treasury Note at 0.500% due 4/30/2027; value: $87,251,892; proceeds: $85,547,545 (cost $85,540,892)	$85,540,892	$85,540,892
Total Investments in Securities 100.08% (cost $4,083,530,806)		5,811,645,616
Other Assets and Liabilities – Net (0.08)%		(4,593,815)
Net Assets 100.00%		$5,807,051,801

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

GROWTH LEADERS FUND April 30, 2024

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$5,726,104,724	$–	$–	$5,726,104,724
Short-Term Investments
Repurchase Agreements	–	85,540,892	–	85,540,892
Total	$5,726,104,724	$85,540,892	$–	$5,811,645,616

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)

HEALTH CARE FUND April 30, 2024

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 99.24%

COMMON STOCKS 99.24%

Canada 1.20%

Biotechnology
Xenon Pharmaceuticals, Inc.*	2,416	$98,210

Denmark 9.00%

Biotechnology 1.79%
Ascendis Pharma AS ADR*	467	64,652
Zealand Pharma AS*	907	81,399
		146,051

Pharmaceuticals 7.21%
Novo Nordisk AS Class B	4,580	587,349
Total Denmark		733,400

France 0.98%

Life Sciences Tools & Services
Sartorius Stedim Biotech	372	80,117

Germany 2.90%

Health Care Equipment & Supplies 0.98%
Siemens Healthineers AG†	1,443	80,025

Life Sciences Tools & Services 1.92%
Gerresheimer AG	741	79,803
Schott Pharma AG & Co. KGaA	1,819	76,551
		156,354
Total Germany		236,379

Italy 0.68%

Life Sciences Tools & Services
Stevanato Group SpA	1,963	55,043

Japan 3.60%

Health Care Equipment & Supplies 0.98%
Terumo Corp.	4,696	79,664
Investments	Shares	U.S. $ Fair Value
Pharmaceuticals 2.62%
Daiichi Sankyo Co. Ltd.	3,666	$123,389
Eisai Co. Ltd.	2,208	90,680
		214,069
Total Japan		293,733

Netherlands 1.05%

Biotechnology
Argenx SE*	230	85,920

Sweden 1.02%

Biotechnology
Swedish Orphan Biovitrum AB*	3,213	83,208

Switzerland 0.74%

Health Care Equipment & Supplies
Alcon, Inc.	773	59,969

United Kingdom 2.26%

Health Care Equipment & Supplies 0.46%
ConvaTec Group PLC†	11,996	37,323

Pharmaceuticals 1.80%
AstraZeneca PLC	970	146,712
Total United Kingdom		184,035

United States 75.81%

Biotechnology 25.42%
Apellis Pharmaceuticals, Inc.*	961	42,467
Arcellx, Inc.*	2,421	121,098
Blueprint Medicines Corp.*	1,913	174,733
Bridgebio Pharma, Inc.*	3,621	92,770
Crinetics Pharmaceuticals, Inc.*	2,388	104,642
Immunome, Inc.*	2,010	28,261
Immunovant, Inc.*	1,597	43,822
Janux Therapeutics, Inc.*	919	52,383
Krystal Biotech, Inc.*	1,195	182,978
Madrigal Pharmaceuticals, Inc.*	177	36,111
MoonLake Immunotherapeutics*	845	34,569

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HEALTH CARE FUND April 30, 2024

Investments	Shares	U.S. $ Fair Value
United States (continued)
Natera, Inc.*	2,417	$224,491
Neurocrine Biosciences, Inc.*	1,268	174,401
Nuvalent, Inc. Class A*	970	66,814
Regeneron Pharmaceuticals, Inc.*	193	171,897
Rhythm Pharmaceuticals, Inc.*	1,868	74,272
SpringWorks Therapeutics, Inc.*	2,485	116,025
Vaxcyte, Inc.*	917	55,524
Vera Therapeutics, Inc.*	1,368	54,050
Vertex Pharmaceuticals, Inc.*	376	147,696
Viking Therapeutics, Inc.*	920	73,214
		2,072,218

Health Care Equipment & Supplies 23.15%
Boston Scientific Corp.*	3,221	231,493
Cooper Cos., Inc.	1,092	97,254
CVRx, Inc.*	2,967	46,018
Dexcom, Inc.*	1,477	188,155
Glaukos Corp.*	1,655	158,880
Globus Medical, Inc. Class A*	787	39,185
IDEXX Laboratories, Inc.*	161	79,334
Inspire Medical Systems, Inc.*	341	82,406
Intuitive Surgical, Inc.*	777	287,972
iRhythm Technologies, Inc.*	619	67,830
PROCEPT BioRobotics Corp.*	2,082	110,304
RxSight, Inc.*	2,979	155,295
Stryker Corp.	726	244,299
TransMedics Group, Inc.*	1,051	98,931
		1,887,356

Health Care Providers & Services 3.98%
Cencora, Inc.	719	171,877
Encompass Health Corp.	787	65,620
Laboratory Corp. of America Holdings	250	50,342
Molina Healthcare, Inc.*	108	36,947
		324,786
Investments	Shares	U.S. $ Fair Value
Life Sciences Tools & Services 10.16%
Agilent Technologies, Inc.	878	$120,321
Bio-Techne Corp.	792	50,062
Danaher Corp.	1,042	256,978
Quanterix Corp.*	3,213	51,794
Repligen Corp.*	677	111,163
Thermo Fisher Scientific, Inc.	418	237,725
		828,043

Pharmaceuticals 13.10%
Eli Lilly & Co.	963	752,199
Evolus, Inc.*	3,107	36,569
Intra-Cellular Therapies, Inc.*	886	63,624
Longboard Pharmaceuticals, Inc.*	3,452	73,528
Merck & Co., Inc.	1,098	141,884
		1,067,804
Total United States		6,180,207
Total Common Stocks (cost $6,467,399)		8,090,221
Other Assets and Liabilities – Net 0.76%		61,973
Net Assets 100.00%		$8,152,194

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2024, the total value of Rule 144A securities was $117,348, which represents 1.44% of net assets.

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(concluded)

HEALTH CARE FUND April 30, 2024

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Denmark	$64,652	$668,748	$–	$733,400
France	–	80,117	–	80,117
Germany	–	236,379	–	236,379
Japan	–	293,733	–	293,733
Netherlands	–	85,920	–	85,920
Sweden	–	83,208	–	83,208
United Kingdom	–	184,035	–	184,035
Remaining Countries	6,393,429	–	–	6,393,429
Total	$6,458,081	$1,632,140	$–	$8,090,221

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERNATIONAL EQUITY FUND April 30, 2024

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 97.49%

COMMON STOCKS 97.49%

Australia 1.95%

Industrial REITS 0.50%
Goodman Group	82,000	$1,656,369

Metals & Mining 1.45%
BHP Group Ltd.	175,695	4,818,631
Total Australia		6,475,000

Austria 1.04%

Banks
Erste Group Bank AG	73,813	3,442,275

Brazil 0.99%

Banks 0.29%
Itau Unibanco Holding SA ADR	160,810	972,900

Broadline Retail 0.70%
MercadoLibre, Inc.*	1,600	2,333,920
Total Brazil		3,306,820

Canada 4.02%

Construction & Engineering 0.60%
Stantec, Inc.	25,000	1,990,520

Consumer Staples Distribution & Retail 0.83%
Alimentation Couche-Tard, Inc.	50,000	2,771,220

Ground Transportation 0.89%
Canadian Pacific Kansas City Ltd.	37,523	2,943,729

Metals & Mining 1.00%
Teck Resources Ltd. Class B	67,633	3,326,867

Oil, Gas & Consumable Fuels 0.70%
Imperial Oil Ltd.	33,900	2,330,756
Total Canada		13,363,092
Investments	Shares	U.S. $ Fair Value
China 3.29%

Automobiles 0.68%
BYD Co. Ltd. Class H	82,324	$2,256,712

Beverages 0.58%
Kweichow Moutai Co. Ltd. Class A	8,200	1,922,516

Broadline Retail 0.73%
PDD Holdings, Inc. ADR*	19,455	2,435,377

Interactive Media & Services 1.30%
Tencent Holdings Ltd.	98,447	4,320,168
Total China		10,934,773

Denmark 4.45%

Banks 0.85%
Danske Bank AS	98,301	2,829,790

Beverages 0.49%
Carlsberg AS Class B	12,162	1,635,945

Pharmaceuticals 3.11%
Novo Nordisk AS Class B	80,539	10,328,498
Total Denmark		14,794,233

France 10.56%

Aerospace & Defense 0.74%
Airbus SE	14,821	2,438,910

Building Products 1.23%
Cie de Saint-Gobain SA	51,769	4,094,029

Chemicals 1.45%
Air Liquide SA	14,100	2,757,659
Arkema SA	19,988	2,062,497
		4,820,156

Hotels, Restaurants & Leisure 0.77%
Accor SA	58,645	2,570,157

Insurance 1.06%
AXA SA	102,105	3,527,889

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND April 30, 2024

Investments	Shares	U.S. $ Fair Value
France (continued)

Oil, Gas & Consumable Fuels 1.71%
TotalEnergies SE	78,180	$5,675,771

Personal Care Products 1.27%
L’Oreal SA	9,000	4,219,678

Textiles, Apparel & Luxury Goods 2.33%
Hermes International SCA	1,040	2,489,750
LVMH Moet Hennessy Louis Vuitton SE	6,400	5,257,190
		7,746,940
Total France		35,093,530

Germany 7.44%

Aerospace & Defense 0.49%
Rheinmetall AG	2,972	1,637,705

Automobiles 0.64%
Bayerische Motoren Werke AG	19,500	2,124,511

Diversified Telecommunication Services 1.15%
Deutsche Telekom AG	167,446	3,835,445

Health Care Equipment & Supplies 0.44%
Siemens Healthineers AG†	26,727	1,482,212

Insurance 2.15%
Allianz SE Registered Shares	13,093	3,715,597
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,791	3,426,549
		7,142,146

Life Sciences Tools & Services 0.91%
Schott Pharma AG & Co. KGaA(a)	71,620	3,014,060

Software 1.66%
SAP SE	30,491	5,505,673
Total Germany		24,741,752
Investments	Shares	U.S. $ Fair Value
Greece 0.75%

Banks
National Bank of Greece SA*	307,000	$2,476,887

Hong Kong 0.69%

Machinery
Techtronic Industries Co. Ltd.	166,000	2,294,002

India 4.10%

Banks 1.14%
ICICI Bank Ltd. ADR	137,867	3,795,478

Information Technology Services 0.64%
Tata Consultancy Services Ltd.	46,720	2,132,305

Oil, Gas & Consumable Fuels 0.95%
Reliance Industries Ltd.	89,797	3,152,258

Pharmaceuticals 0.38%
Mankind Pharma Ltd.*	45,116	1,275,420

Wireless Telecommunication Services 0.99%
Bharti Airtel Ltd.	207,000	3,276,536
Total India		13,631,997

Indonesia 0.52%

Banks
Bank Negara Indonesia Persero Tbk. PT	5,366,300	1,726,536

Italy 3.26%

Banks 1.64%
UniCredit SpA	148,220	5,440,321

Electric: Utilities 0.85%
Enel SpA	429,781	2,824,710

Electrical Equipment 0.77%
Prysmian SpA	47,141	2,557,793
Total Italy		10,822,824

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND April 30, 2024

Investments	Shares	U.S. $ Fair Value
Japan 19.74%

Automobile Components 0.47%
Denso Corp.	92,000	$1,567,967

Automobiles 1.68%
Toyota Motor Corp.	245,100	5,590,382

Banks 1.53%
Sumitomo Mitsui Financial Group, Inc.	89,507	5,084,335

Beverages 0.77%
Asahi Group Holdings Ltd.	74,557	2,550,517

Broadline Retail 0.80%
Pan Pacific International Holdings Corp.	113,669	2,669,633

Chemicals 0.57%
Shin-Etsu Chemical Co. Ltd.	49,000	1,896,738

Electronic Equipment, Instruments & Components 0.52%
Keyence Corp.	3,900	1,715,102

Entertainment 0.74%
Nintendo Co. Ltd.	50,400	2,457,956

Health Care Equipment & Supplies 1.35%
Hoya Corp.	21,800	2,527,488
Terumo Corp.	116,500	1,976,320
		4,503,808

Household Durables 0.64%
Sony Group Corp.	25,700	2,124,139

Industrial Conglomerates 1.98%
Hitachi Ltd.	71,200	6,568,960

Information Technology Services 0.76%
Fujitsu Ltd.	162,500	2,510,323

Insurance 1.08%
Sompo Holdings, Inc.	181,200	3,585,969
Investments	Shares	U.S. $ Fair Value
Machinery 0.89%
Ebara Corp.	36,000	$2,967,625

Real Estate Management & Development 0.93%
Mitsubishi Estate Co. Ltd.	168,391	3,085,716

Semiconductors & Semiconductor Equipment 2.26%
Disco Corp.	7,600	2,164,827
SUMCO Corp.	72,000	1,073,758
Tokyo Electron Ltd.	19,500	4,277,242
		7,515,827

Trading Companies & Distributors 2.77%
ITOCHU Corp.	111,056	5,010,261
Mitsubishi Corp.	184,274	4,214,267
		9,224,528
Total Japan		65,619,525

Mexico 1.62%

Banks 0.99%
Grupo Financiero Banorte SAB de CV Class O	331,117	3,277,199

Real Estate Management & Development 0.63%
Corp. Inmobiliaria Vesta SAB de CV ADR	59,013	2,095,552
Total Mexico		5,372,751

Netherlands 2.96%

Semiconductors & Semiconductor Equipment
ASM International NV	3,873	2,436,268
ASML Holding NV	8,491	7,395,769
		9,832,037

Peru 0.37%

Banks
Credicorp Ltd.	7,419	1,228,661

Philippines 0.63%

Banks
BDO Unibank, Inc.	819,200	2,101,585

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND April 30, 2024

Investments	Shares	U.S. $ Fair Value
South Korea 2.15%

Banks 0.52%
KB Financial Group, Inc.	32,000	$1,735,581

Technology Hardware, Storage & Peripherals 1.63%
Samsung Electronics Co. Ltd.	97,292	5,408,135
Total South Korea		7,143,716

Spain 2.25%

Banks 1.18%
Banco Bilbao Vizcaya Argentaria SA	361,668	3,911,068

Specialty Retail 1.07%
Industria de Diseno Textil SA	78,155	3,558,471
Total Spain		7,469,539

Sweden 1.24%

Machinery
Atlas Copco AB Class A	235,950	4,132,920

Switzerland 3.08%

Capital Markets 0.43%
UBS Group AG Registered Shares	54,131	1,421,657

Life Sciences Tools & Services 0.82%
Lonza Group AG Registered Shares	4,982	2,750,030

Machinery 0.89%
VAT Group AG†	5,952	2,963,267

Pharmaceuticals 0.94%
Novartis AG Registered Shares	32,102	3,115,739
Total Switzerland		10,250,693
Investments	Shares	U.S. $ Fair Value
Taiwan 5.05%

Semiconductors & Semiconductor Equipment 4.63%
MediaTek, Inc.	59,492	$1,793,753
Realtek Semiconductor Corp.	121,000	1,908,794
Taiwan Semiconductor Manufacturing Co. Ltd.	487,714	11,677,704
		15,380,251

Technology Hardware, Storage & Peripherals 0.42%
Quanta Computer, Inc.	180,000	1,412,683
Total Taiwan		16,792,934

United Kingdom 5.69%

Banks 1.98%
HSBC Holdings PLC	444,177	3,850,105
Lloyds Banking Group PLC	4,260,000	2,749,330
		6,599,435

Electric: Utilities 0.72%
SSE PLC	114,718	2,384,574

Household Durables 0.36%
Persimmon PLC	73,000	1,182,091

Personal Care Products 1.20%
Unilever PLC	76,825	3,974,219

Pharmaceuticals 1.43%
AstraZeneca PLC	31,532	4,769,179
Total United Kingdom		18,909,498

United States 9.65%

Construction Materials 1.51%
CRH PLC	65,000	5,033,651

Electrical Equipment 1.95%
Schneider Electric SE	28,400	6,475,580

Food Products 0.48%
Nestle SA Registered Shares	16,000	1,606,402

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND April 30, 2024

Investments	Shares	U.S. $ Fair Value
United States (continued)

Interactive Media & Services 0.67%
Meta Platforms, Inc. Class A	5,193	$2,233,873

Oil, Gas & Consumable Fuels 2.36%
Shell PLC	220,437	7,836,226

Pharmaceuticals 1.82%
Eli Lilly & Co.	4,700	3,671,170
Sanofi SA	23,910	2,362,142
		6,033,312

Semiconductors & Semiconductor Equipment 0.86%
NVIDIA Corp.	3,300	2,851,266
Total United States		32,070,310
Total Common Stocks (cost $252,102,032)		324,027,890

	Principal Amount

SHORT-TERM INVESTMENTS 2.56%

Repurchase Agreements 2.05%
Repurchase Agreement dated 4/30/2024, 2.800% due 5/1/2024 with Fixed Income Clearing Corp. collateralized by $6,980,900 of U.S. Treasury Note at 4.875% due 4/30/2026; value: $6,967,055; proceeds: $6,830,855 (cost $6,830,324)	$6,830,324	6,830,324
Investments	Shares	U.S. $ Fair Value
MONEY MARKET FUNDS 0.46%
Fidelity Government Portfolio(b) (cost $1,514,700)	1,514,700	$1,514,700

TIME DEPOSITS 0.05%
CitiBank N.A.(b) (cost $168,300)	168,300	168,300
Total Short-Term Investments (cost $8,513,324)		8,513,324
Total Investments in Securities 100.05% (cost $260,615,356)		332,541,214
Other Assets and Liabilities – Net (0.05)%		(149,924)
Net Assets 100.00%		$332,391,290

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2024, the total value of Rule 144A securities was $4,445,479, which represents 1.34% of net assets.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL EQUITY FUND April 30, 2024

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Brazil	$3,306,820	$–	$–	$3,306,820
Canada	13,363,092	–	–	13,363,092
China	2,435,377	8,499,396	–	10,934,773
India	3,795,478	9,836,519	–	13,631,997
Mexico	5,372,751	–	–	5,372,751
Peru	1,228,661	–	–	1,228,661
United States	8,756,309	23,314,001	–	32,070,310
Remaining Countries	–	244,119,486	–	244,119,486
Short-Term Investments
Repurchase Agreements	–	6,830,324	–	6,830,324
Money Market Funds	1,514,700	–	–	1,514,700
Time Deposits	–	168,300	–	168,300
Total	$39,773,188	$292,768,026	$–	$332,541,214

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2024

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 95.37%

COMMON STOCKS 95.37%

Australia 1.72%

Automobile Components 0.87%
GUD Holdings Ltd.	418,516	$2,748,298

Professional Services 0.85%
IPH Ltd.	673,677	2,711,852
Total Australia		5,460,150

Austria 3.17%

Banks 1.35%
BAWAG Group AG†	71,376	4,261,917

Machinery 1.82%
ANDRITZ AG	105,891	5,779,903
Total Austria		10,041,820

Belgium 0.60%

Health Care REITS
Aedifica SA	29,912	1,911,305

Canada 6.37%

Gas Utilities 0.62%
Brookfield Infrastructure Corp. Class A	64,589	1,967,721

Metals & Mining 2.52%
Alamos Gold, Inc. Class A	306,529	4,508,925
Capstone Copper Corp.*	501,400	3,470,993
		7,979,918

Oil, Gas & Consumable Fuels 1.43%
MEG Energy Corp.*	198,600	4,516,882

Paper & Forest Products 0.88%
Interfor Corp.*	220,348	2,796,266

Retail REITS 0.92%
First Capital Real Estate Investment Trust	270,500	2,904,144
Total Canada		20,164,931
Investments	Shares	U.S. $ Fair Value
China 0.61%

Marine Transportation
SITC International Holdings Co. Ltd.	897,000	$1,945,229

France 4.49%

Construction Materials 0.96%
Vicat SACA	82,844	3,058,456

Oil, Gas & Consumable Fuels 0.63%
Gaztransport Et Technigaz SA	14,249	1,986,029

Personal Care Products 0.72%
Interparfums SA	45,131	2,289,343

Software 2.18%
Esker SA	10,875	2,021,095
Planisware SA*	222,895	4,872,842
		6,893,937
Total France		14,227,765

Germany 7.15%

Aerospace & Defense 0.76%
Montana Aerospace AG†*	124,834	2,412,545

Life Sciences Tools & Services 1.58%
Gerresheimer AG	46,367	4,993,584

Media 1.54%
Stroeer SE & Co. KGaA	76,136	4,882,287

Real Estate Management & Development 1.08%
TAG Immobilien AG*	239,508	3,405,245

Semiconductors & Semiconductor Equipment 0.60%
Siltronic AG	24,548	1,913,134

Wireless Telecommunication Services 1.59%
Freenet AG	181,579	5,047,602
Total Germany		22,654,397

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2024

Investments	Shares	U.S. $ Fair Value
Hong Kong 0.53%

Semiconductors & Semiconductor Equipment
ASMPT Ltd.	134,300	$1,669,038

Iceland 0.58%

Machinery
Marel Hf.†	537,909	1,836,982

India 1.59%

Banks 0.76%
Federal Bank Ltd.	1,235,135	2,399,060

Commercial Services & Supplies 0.83%
CMS Info Systems Ltd.	533,241	2,647,110
Total India		5,046,170

Indonesia 1.83%

Banks 1.06%
Bank Tabungan Negara Persero Tbk. PT	41,619,000	3,371,812

Real Estate Management & Development 0.77%
Pakuwon Jati Tbk. PT	98,687,500	2,434,320
Total Indonesia		5,806,132

Ireland 1.04%
Hotels, Restaurants & Leisure
Dalata Hotel Group PLC	735,428	3,307,340

Israel 1.77%

Capital Markets 1.20%
Tel Aviv Stock Exchange Ltd.	574,657	3,807,344

Oil, Gas & Consumable Fuels 0.57%
Energean PLC	130,956	1,806,542
Total Israel		5,613,886

Italy 2.70%

Financial Services 1.21%
Banca Mediolanum SpA	354,335	3,834,464
Investments	Shares	U.S. $ Fair Value
Textiles, Apparel & Luxury Goods 1.49%
Brunello Cucinelli SpA	46,149	$4,710,079
Total Italy		8,544,543

Japan 25.89%

Banks 0.92%
Shizuoka Financial Group, Inc.	312,600	2,917,761

Beverages 1.14%
Coca-Cola Bottlers Japan Holdings, Inc.	258,400	3,617,739

Building Products 1.66%
Sanwa Holdings Corp.	322,200	5,261,811

Chemicals 1.85%
Aica Kogyo Co. Ltd.	169,400	3,926,563
Kansai Paint Co. Ltd.	148,900	1,938,406
		5,864,969

Construction & Engineering 0.94%
SHO-BOND Holdings Co. Ltd.	76,800	2,965,776

Distributors 1.81%
PALTAC Corp.	189,730	5,742,544

Food Products 1.71%
Nichirei Corp.	216,500	5,420,422

Hotels, Restaurants & Leisure 1.20%
Saizeriya Co. Ltd.	112,600	3,802,212

Industrial REITS 1.03%
GLP J-Reit	4,006	3,258,128

Information Technology Services 3.36%
NS Solutions Corp.	130,988	4,266,491
Simplex Holdings, Inc.	252,100	4,072,805
Zuken, Inc.	87,800	2,294,245
		10,633,541

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2024

Investments	Shares	U.S. $ Fair Value
Japan (continued)

Machinery 3.55%
DMG Mori Co. Ltd.	178,200	$4,763,735
Fujitec Co. Ltd.	106,900	2,636,533
OSG Corp.	297,300	3,834,071
		11,234,339

Media 0.56%
Kadokawa Corp.	97,800	1,787,607

Professional Services 0.64%
TechnoPro Holdings, Inc.	118,200	2,013,347

Semiconductors & Semiconductor Equipment 1.36%
Kokusai Electric Corp.	107,715	2,846,233
SUMCO Corp.	98,900	1,474,926
		4,321,159

Software 2.55%
Money Forward, Inc.*	107,400	3,739,812
OBIC Business Consultants Co. Ltd.	106,100	4,335,491
		8,075,303

Wireless Telecommunication Services 1.61%
Okinawa Cellular Telephone Co.	237,200	5,096,710
Total Japan		82,013,368

Mexico 2.69%

Capital Markets 0.63%
Bolsa Mexicana de Valores SAB de CV	1,063,700	1,998,154

Consumer Finance 1.02%
Gentera SAB de CV	2,002,820	3,211,620

Real Estate Management & Development 1.04%
Corp. Inmobiliaria Vesta SAB de CV	466,400	1,650,161
Corp. Inmobiliaria Vesta SAB de CV ADR	46,574	1,653,843
		3,304,004
Total Mexico		8,513,778
Investments	Shares	U.S. $ Fair Value
Netherlands 0.39%

Semiconductors & Semiconductor Equipment
BE Semiconductor Industries NV	9,170	$1,216,621

New Zealand 0.49%

Passenger Airlines
Air New Zealand Ltd.	4,778,678	1,548,709

Peru 0.60%

Banks
Intercorp Financial Services, Inc.	89,356	1,905,070

Portugal 1.57%

Multi-Utilities
REN - Redes Energeticas Nacionais SGPS SA	2,064,820	4,985,531

South Korea 2.14%

Chemicals 1.16%
Soulbrain Co. Ltd.	16,998	3,669,566

Semiconductors & Semiconductor Equipment 0.98%
WONIK IPS Co. Ltd.*	116,798	3,110,639
Total South Korea		6,780,205

Spain 4.49%

Banks 1.80%
Banco de Sabadell SA	2,984,899	5,701,765

Containers & Packaging 1.58%
Vidrala SA	47,557	5,000,820

Professional Services 1.11%
Applus Services SA	260,637	3,526,967
Total Spain		14,229,552

Sweden 2.14%

Automobile Components 0.57%
Autoliv, Inc.	15,556	1,816,255

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2024

Investments	Shares	U.S. $ Fair Value
Sweden (continued)

Commercial Services & Supplies 1.00%
Loomis AB	123,312	$3,151,454

Consumer Staples Distribution & Retail 0.57%
Axfood AB	69,943	1,809,388
Total Sweden		6,777,097

Switzerland 2.09%

Containers & Packaging 0.93%
SIG Group AG	146,970	2,936,953

Life Sciences Tools & Services 0.53%
Tecan Group AG Registered Shares	4,810	1,696,901

Machinery 0.63%
Sulzer AG Registered Shares	16,456	1,993,152
Total Switzerland		6,627,006

Taiwan 1.71%

Electronic Equipment, Instruments & Components 0.92%
Lotes Co. Ltd.	66,782	2,925,325

Semiconductors & Semiconductor Equipment 0.79%
Realtek Semiconductor Corp.	158,000	2,492,474
Total Taiwan		5,417,799

United Kingdom 17.02%

Aerospace & Defense 3.24%
Chemring Group PLC	1,351,488	6,332,820
Senior PLC	1,942,214	3,951,080
		10,283,900

Beverages 2.06%
Britvic PLC	590,688	6,513,951

Biotechnology 0.27%
Genus PLC	37,551	844,484
Investments	Shares	U.S. $ Fair Value
Broadline Retail 1.18%
B&M European Value Retail SA	580,766	$3,748,014

Capital Markets 1.95%
Man Group PLC	1,930,110	6,189,673

Construction Materials 0.81%
Breedon Group PLC	569,923	2,560,845

Electronic Equipment, Instruments & Components 0.66%
Spectris PLC	50,322	2,081,476

Financial Services 0.34%
Marex Group PLC*	56,500	1,088,190

Food Products 0.73%
Tate & Lyle PLC	279,624	2,302,574

Health Care Equipment & Supplies 0.44%
ConvaTec Group PLC†	447,383	1,391,948

Health Care REITS 0.51%
Assura PLC	3,142,079	1,608,648

Household Durables 0.38%
Persimmon PLC	73,867	1,196,130

Insurance 1.32%
Lancashire Holdings Ltd.	549,653	4,189,596

Machinery 1.27%
Concentric AB	232,059	4,017,718

Specialty Retail 1.01%
WH Smith PLC	233,158	3,189,202

Trading Companies & Distributors 0.85%
Grafton Group PLC CDI	229,957	2,704,807
Total United Kingdom		53,911,156
Total Common Stocks (cost $283,765,961)		302,155,580

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2024

Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 2.78%

Repurchase Agreements 2.78%
Repurchase Agreement dated 4/30/2024, 2.800% due 5/1/2024 with Fixed Income Clearing Corp. collateralized by $8,990,800 of U.S. Treasury Note at 4.875% due 4/30/2026; value: $8,972,972; proceeds: $8,797,552 (cost $8,796,868)	$8,796,868	$8,796,868
Total Investments in Securities 98.15% (cost $292,562,829)		310,952,448
Other Assets and Liabilities – Net 1.85%		5,871,927
Net Assets 100.00%		$316,824,375

ADR	American Depositary Receipt.
CDI	CREST Depositary Interest.
REITS	Real Estate Investment Trusts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2024, the total value of Rule 144A securities was $9,903,392, which represents 3.13% of net assets.
*	Non-income producing security.

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks Canada	$20,164,931	$–	$–	$20,164,931
Israel	5,613,886	–	–	5,613,886
Mexico	8,513,778	–	–	8,513,778
Peru	1,905,070	–	–	1,905,070
United Kingdom	13,913,180	39,997,976	–	53,911,156
Remaining Countries	–	212,046,759	–	212,046,759
Short-Term Investments
Repurchase Agreements	–	8,796,868	–	8,796,868
Total	$50,110,845	$260,841,603	$–	$310,952,448

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)

INTERNATIONAL VALUE FUND April 30, 2024

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 96.69%

COMMON STOCKS 96.69%

Australia 3.27%

Industrial REITS 1.05%
Goodman Group	212,229	$4,286,947

Metals & Mining 2.22%
BHP Group Ltd.	331,590	9,094,224
Total Australia		13,381,171

Austria 3.23%

Banks
BAWAG Group AG†	83,580	4,990,628
Erste Group Bank AG	176,666	8,238,832
		13,229,460

Canada 4.05%

Insurance 1.48%
Manulife Financial Corp.	260,367	6,072,992

Metals & Mining 1.17%
Teck Resources Ltd. Class B	97,596	4,798,804

Oil, Gas & Consumable Fuels 1.40%
Pembina Pipeline Corp.	162,507	5,718,112
Total Canada		16,589,908

China 0.27%

Broadline Retail
Alibaba Group Holding Ltd.	116,516	1,090,946

France 12.96%

Aerospace & Defense 2.10%
Airbus SE	23,458	3,860,195
Thales SA	28,226	4,743,871
		8,604,066

Banks 0.86%
BNP Paribas SA	48,732	3,506,845
Investments	Shares	U.S. $ Fair Value
Building Products 1.60%
Cie de Saint-Gobain SA	82,791	$6,547,331

Capital Markets 1.25%
Amundi SA†	73,559	5,131,800

Chemicals 1.00%
Arkema SA	39,729	4,099,506

Diversified Telecommunication Services 2.16%
Orange SA	793,113	8,827,572

Gas Utilities 1.12%
Rubis SCA	132,639	4,590,139

Hotels, Restaurants & Leisure 0.34%
Sodexo SA	16,212	1,411,634

Information Technology Services 0.62%
Capgemini SE	12,135	2,550,547

Insurance 1.91%
AXA SA	225,993	7,808,414
Total France		53,077,854

Germany 4.04%

Air Freight & Logistics 1.17%
Deutsche Post AG Registered Shares	114,125	4,778,406

Chemicals 0.83%
FUCHS SE	92,583	3,384,514

Health Care Providers & Services 1.36%
Fresenius SE & Co. KGaA	186,611	5,568,542

Real Estate Management & Development 0.68%
Vonovia SE	96,659	2,793,061
Total Germany		16,524,523

Hong Kong 0.52%

Real Estate Management & Development
CK Asset Holdings Ltd.	503,275	2,146,757

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND April 30, 2024

Investments	Shares	U.S. $ Fair Value
Indonesia 0.91%

Banks
Bank Negara Indonesia Persero Tbk. PT	11,589,187	$3,728,669

Ireland 2.06%

Banks 1.27%
Bank of Ireland Group PLC	488,373	5,210,662

Trading Companies & Distributors 0.79%
AerCap Holdings NV*	38,411	3,245,345
Total Ireland		8,456,007

Israel 0.55%

Oil, Gas & Consumable Fuels
Energean PLC	162,346	2,239,569

Italy 1.75%

Electric: Utilities
Enel SpA	1,091,581	7,174,352

Japan 19.72%

Automobiles 2.44%
Toyota Motor Corp.	437,900	9,987,875

Banks 3.28%
Mizuho Financial Group, Inc.	214,000	4,136,429
Sumitomo Mitsui Financial Group, Inc.	163,563	9,290,996
		13,427,425

Beverages 1.29%
Asahi Group Holdings Ltd.	154,858	5,297,531

Building Products 0.81%
Sanwa Holdings Corp.	203,200	3,318,436

Electrical Equipment 1.37%
Fuji Electric Co. Ltd.	90,001	5,598,413
Investments	Shares	U.S. $ Fair Value
Electronic Equipment, Instruments & Components 0.86%
Murata Manufacturing Co. Ltd.	192,151	$3,511,013

Entertainment 0.96%
Nintendo Co. Ltd.	80,800	3,940,533

Household Durables 0.67%
Sony Group Corp.	33,300	2,752,289

Industrial Conglomerates 1.73%
Hitachi Ltd.	76,870	7,092,078

Insurance 1.97%
Sompo Holdings, Inc.	408,081	8,075,970

Machinery 1.98%
Ebara Corp.	68,556	5,651,347
Fujitec Co. Ltd.	99,336	2,449,978
		8,101,325

Semiconductors & Semiconductor Equipment 0.59%
SUMCO Corp.	161,000	2,401,042

Trading Companies & Distributors 1.77%
ITOCHU Corp.	160,575	7,244,298
Total Japan		80,748,228

Mexico 0.99%

Banks
Grupo Financiero Banorte SAB de CV Class O	410,968	4,067,517

Netherlands 0.78%

Consumer Staples Distribution & Retail
Koninklijke Ahold Delhaize NV	104,782	3,180,572

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND April 30, 2024

Investments	Shares	U.S. $ Fair Value
Singapore 1.43%

Banks 1.04%
United Overseas Bank Ltd.	192,808	$4,278,561

Semiconductors & Semiconductor Equipment 0.39%
STMicroelectronics NV	39,948	1,581,337
Total Singapore		5,859,898

South Africa 1.02%

Metals & Mining
Anglo American PLC	127,467	4,165,298

South Korea 1.70%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.	125,061	6,951,720

Spain 1.66%

Banks
CaixaBank SA	1,288,668	6,795,864

Sweden 2.10%

Automobile Components 1.26%
Autoliv, Inc. SDR	44,240	5,165,281

Commercial Services & Supplies 0.84%
Loomis AB	133,702	3,416,989
Total Sweden		8,582,270

Switzerland 3.19%

Pharmaceuticals
Novartis AG Registered Shares	134,636	13,067,430

Taiwan 1.93%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co. Ltd.	330,514	7,913,746
Investments	Shares	U.S. $ Fair Value
United Kingdom 16.79%

Banks 4.20%
HSBC Holdings PLC	1,320,274	$11,444,070
Lloyds Banking Group PLC	8,950,787	5,776,683
		17,220,753

Broadline Retail 1.30%
Next PLC	47,534	5,331,317

Capital Markets 0.78%
Man Group PLC	991,788	3,180,567

Electric: Utilities 1.52%
SSE PLC	300,608	6,248,557

Food Products 0.69%
Tate & Lyle PLC	341,711	2,813,831

Insurance 1.83%
Direct Line Insurance Group PLC	1,314,238	3,051,270
Lancashire Holdings Ltd.	582,525	4,440,155
		7,491,425

Personal Care Products 1.96%
Unilever PLC	154,936	8,014,964

Pharmaceuticals 1.10%
AstraZeneca PLC	29,827	4,511,300

Residential REITS 0.89%
UNITE Group PLC	314,551	3,636,379

Tobacco 1.83%
Imperial Brands PLC	327,766	7,489,502

Trading Companies & Distributors 0.69%
Ashtead Group PLC	38,897	2,824,385
Total United Kingdom		68,762,980

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND April 30, 2024

Investments	Shares	U.S. $ Fair Value
United States 11.77%

Construction Materials 1.46%
CRH PLC	77,193	$5,977,886

Oil, Gas & Consumable Fuels 7.44%
BP PLC	1,645,025	10,603,234
Shell PLC ADR	277,101	19,857,058
		30,460,292

Pharmaceuticals 2.87%
Sanofi SA	118,855	11,742,048
Total United States		48,180,226
Total Common Stocks (cost $346,680,781)		395,914,965
Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 2.36%

Repurchase Agreements 2.36%
Repurchase Agreement dated 4/30/2024, 2.800% due 5/1/2024 with Fixed Income Clearing Corp. collateralized by $11,224,600 of U.S. Treasury Note at 0.500% due 4/30/2027; value: $9,885,130; proceeds: $9,692,003 (cost $9,691,249)	$9,691,249	$9,691,249
Total Investments in Securities 99.05% (cost $356,372,030)		405,606,214
Other Assets and Liabilities – Net 0.95%		3,875,740
Net Assets 100.00%		$409,481,954

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
SDR	Swedish Depository Receipt.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2024, the total value of Rule 144A securities was $10,122,428, which represents 2.47% of net assets.
*	Non-income producing security.

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL VALUE FUND April 30, 2024

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks Canada	$16,589,908	$–	$–	$16,589,908
Ireland	3,245,345	5,210,662	–	8,456,007
Israel	2,239,569	–	–	2,239,569
Mexico	4,067,517	–	–	4,067,517
United Kingdom	7,253,986	61,508,994	–	68,762,980
United States	19,857,058	28,323,168	–	48,180,226
Remaining Countries	–	247,618,758	–	247,618,758
Short-Term Investments
Repurchase Agreements	–	9,691,249	–	9,691,249
Total	$53,253,383	$352,352,831	$–	$405,606,214

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)

MICRO CAP GROWTH FUND April 30, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.04%

COMMON STOCKS 99.04%

Aerospace & Defense 4.57%
AeroVironment, Inc.*	33,359	$5,330,435
Kratos Defense & Security Solutions, Inc.*	86,553	1,542,374
Loar Holdings, Inc.*	28,550	1,493,736
Total		8,366,545

Automobile Components 2.89%
Modine Manufacturing Co.*	57,102	5,289,358

Biotechnology 14.17%
Arcellx, Inc.*	56,185	2,810,374
Crinetics Pharmaceuticals, Inc.*	81,846	3,586,492
Immunome, Inc.*	110,921	1,559,549
Janux Therapeutics, Inc.*	57,722	3,290,154
Krystal Biotech, Inc.*	23,785	3,641,959
MoonLake Immunotherapeutics (Switzerland)*(a)	25,326	1,036,087
Rhythm Pharmaceuticals, Inc.*	68,768	2,734,216
Twist Bioscience Corp.*	74,754	2,334,567
Vera Therapeutics, Inc.*	65,817	2,600,430
Xenon Pharmaceuticals, Inc. (Canada)*(a)	57,744	2,347,293
Total		25,941,121

Building Products 0.70%
Gibraltar Industries, Inc.*	17,966	1,283,850

Capital Markets 1.90%
Piper Sandler Cos.	17,754	3,476,056

Commercial Services & Supplies 1.44%
Montrose Environmental Group, Inc.*	60,567	2,629,819
Investments	Shares	Fair Value
Construction & Engineering 3.97%
Primoris Services Corp.	69,052	$3,217,823
Sterling Infrastructure, Inc.*	39,822	4,045,915
Total		7,263,738

Consumer Finance 1.59%
NerdWallet, Inc. Class A*	231,131	2,905,317

Diversified Consumer Services 1.75%
Stride, Inc.*	47,972	3,202,131

Electronic Equipment, Instruments & Components 3.46%
Arlo Technologies, Inc.*	209,642	2,595,368
OSI Systems, Inc.*	28,374	3,729,479
Total		6,324,847

Financial Services 5.10%
AvidXchange Holdings, Inc.*	361,788	4,218,448
Paymentus Holdings, Inc. Class A*	147,701	3,014,577
Remitly Global, Inc.*	117,724	2,099,019
Total		9,332,044

Food Products 2.41%
Vital Farms, Inc.*	165,093	4,417,889

Health Care Equipment & Supplies 8.95%
CVRx, Inc.*	106,776	1,656,096
PROCEPT BioRobotics Corp.*	61,808	3,274,588
RxSight, Inc.*	102,491	5,342,856
TransMedics Group, Inc.*	19,437	1,829,605
UFP Technologies, Inc.*	20,738	4,270,783
Total		16,373,928

Hotels, Restaurants & Leisure 7.66%
First Watch Restaurant Group, Inc.*	173,235	4,420,957
Kura Sushi USA, Inc. Class A*	30,965	3,408,627
Shake Shack, Inc. Class A*	29,666	3,140,146
Sweetgreen, Inc. Class A*	135,699	3,049,157
Total		14,018,887

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)(continued)

MICRO CAP GROWTH FUND April 30, 2024

Investments	Shares	Fair Value
Household Durables 2.07%
Green Brick Partners, Inc.*	69,983	$3,788,180

Information Technology Services 1.76%
Couchbase, Inc.*	85,225	2,057,332
Grid Dynamics Holdings, Inc.*	119,556	1,168,062
Total		3,225,394

Life Sciences Tools & Services 0.77%
Quanterix Corp.*	87,512	1,410,693

Machinery 1.48%
Blue Bird Corp.*	82,208	2,709,165

Media 0.79%
Criteo SA ADR*	41,091	1,439,829

Personal Care Products 1.43%
elf Beauty, Inc.*	8,487	1,379,392
Oddity Tech Ltd. Class A (Israel)*(a)(b)	37,850	1,231,639
Total		2,611,031

Pharmaceuticals 5.07%
Avadel Pharmaceuticals PLC (Ireland)*(a)	85,516	1,552,971
Evolus, Inc.*	204,615	2,408,318
EyePoint Pharmaceuticals, Inc.*	59,927	1,054,715
Longboard Pharmaceuticals, Inc.*	116,327	2,477,765
Tarsus Pharmaceuticals, Inc.*	56,846	1,786,670
Total		9,280,439

Professional Services 4.35%
ICF International, Inc.	20,229	2,918,842
TaskUS, Inc. Class A*	158,683	1,818,507
Upwork, Inc.*	114,484	1,339,463
Verra Mobility Corp.*	80,048	1,887,532
Total		7,964,344
Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 6.33%
Credo Technology Group Holding Ltd.*	147,494	$2,635,718
Impinj, Inc.*	25,707	4,097,182
Photronics, Inc.*	76,321	2,091,958
Rambus, Inc.*	50,498	2,768,300
Total		11,593,158

Software 14.43%
Agilysys, Inc.*	39,360	3,268,848
Alkami Technology, Inc.*	148,852	3,582,868
Docebo, Inc. (Canada)*(a)	44,539	1,994,456
JFrog Ltd. (Israel)*(a)	127,517	5,085,378
LiveRamp Holdings, Inc.*	79,604	2,556,085
Riskified Ltd. Class A (Israel)*(a)	183,916	947,167
Varonis Systems, Inc.*	38,453	1,682,319
Weave Communications, Inc.*	318,854	3,408,549
Zeta Global Holdings Corp. Class A*	313,947	3,880,385
Total		26,406,055
Total Common Stocks (cost $141,528,336)		181,253,818

	Principal Amount

SHORT-TERM INVESTMENTS 1.61%

Repurchase Agreements 0.93%
Repurchase Agreement dated 4/30/2024, 2.800% due 5/1/2024 with Fixed Income Clearing Corp. collateralized by $1,735,200 of U.S. Treasury Note at 4.875% due 4/30/2026; value: $1,731,810; proceeds: $1,697,854 (cost $1,697,721)	$1,697,721	1,697,721

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

MICRO CAP GROWTH FUND April 30, 2024

Investments	Shares	Fair Value
MONEY MARKET FUNDS 0.61%
Fidelity Government Portfolio(c) (cost $1,120,542)	1,120,542	$1,120,542

TIME DEPOSITS 0.07%
CitiBank N.A.(c) (cost $124,505)	124,505	124,505
Total Short-Term Investments (cost $2,942,768)		2,942,768
Total Investments in Securities 100.65% (cost $144,471,104)		184,196,586
Other Assets and Liabilities – Net (0.65)%		(1,194,686)
Net Assets 100.00%		$183,001,900

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$181,253,818	$–	$–	$181,253,818
Short-Term Investments
Repurchase Agreements	–	1,697,721	–	1,697,721
Money Market Funds	1,120,542	–	–	1,120,542
Time Deposits	–	124,505	–	124,505
Total	$182,374,360	$1,822,226	$–	$184,196,586

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)

VALUE OPPORTUNITIES FUND April 30, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.67%

COMMON STOCKS 99.67%

Aerospace & Defense 1.70%
Curtiss-Wright Corp.	80,235	$20,333,154

Automobile Components 1.34%
Gentherm, Inc.*	317,126	16,037,062

Banks 4.39%
East West Bancorp, Inc.	260,801	19,427,067
First BanCorp	1,107,229	19,099,700
Wintrust Financial Corp.	144,485	13,963,030
Total		52,489,797

Building Products 2.04%
Allegion PLC (Ireland)(a)	200,179	24,333,759

Capital Markets 5.16%
Cboe Global Markets, Inc.	117,115	21,215,382
Moelis & Co. Class A	369,792	18,149,391
TPG, Inc.	517,475	22,303,173
Total		61,667,946

Chemicals 2.60%
Avient Corp.	495,182	21,005,620
Axalta Coating Systems Ltd.*	322,361	10,135,030
Total		31,140,650

Commercial Services & Supplies 1.60%
Brady Corp. Class A	323,759	19,101,781

Construction & Engineering 2.38%
EMCOR Group, Inc.	79,668	28,455,020

Construction Materials 1.75%
Eagle Materials, Inc.	83,377	20,903,448

Consumer Staples Distribution & Retail 2.11%
BJ’s Wholesale Club Holdings, Inc.*	338,344	25,267,530

Containers & Packaging 2.08%
Avery Dennison Corp.	114,384	24,853,356
Investments	Shares	Fair Value
Electric: Utilities 2.50%
IDACORP, Inc.	167,787	$15,902,852
Portland General Electric Co.	324,130	14,012,140
Total		29,914,992

Electronic Equipment, Instruments & Components 4.61%
Advanced Energy Industries, Inc.	190,437	18,251,482
Belden, Inc.	248,034	20,157,723
Littelfuse, Inc.	72,572	16,738,006
Total		55,147,211

Energy Equipment & Services 1.85%
TechnipFMC PLC (United Kingdom)(a)	861,109	22,061,613

Financial Services 1.26%
Compass Diversified Holdings	683,647	15,019,725

Ground Transportation 1.32%
Saia, Inc.*	39,653	15,735,500

Health Care Equipment & Supplies 4.53%
Cooper Cos., Inc.	180,081	16,038,014
Integer Holdings Corp.*	136,051	15,187,373
STERIS PLC	112,116	22,934,449
Total		54,159,836

Health Care Providers & Services 2.28%
Molina Healthcare, Inc.*	79,608	27,233,897

Hotels, Restaurants & Leisure 4.06%
Caesars Entertainment, Inc.*	229,938	8,236,379
Choice Hotels International, Inc.(b)	169,795	20,079,957
Texas Roadhouse, Inc.	125,725	20,214,065
Total		48,530,401

Household Durables 1.06%
Taylor Morrison Home Corp.*	226,753	12,700,436

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

VALUE OPPORTUNITIES FUND April 30, 2024

Investments	Shares	Fair Value
Industrial REITS 1.30%
First Industrial Realty Trust, Inc.	341,908	$15,529,461

Information Technology Services 1.02%
Perficient, Inc.*	257,966	12,191,473

Insurance 4.74%
American Financial Group, Inc.	177,961	22,734,518
RenaissanceRe Holdings Ltd.	78,178	17,140,527
White Mountains Insurance Group Ltd.	9,460	16,821,204
Total		56,696,249

Leisure Products 2.50%
Brunswick Corp.	177,896	14,345,533
YETI Holdings, Inc.*	436,179	15,580,314
Total		29,925,847

Life Sciences Tools & Services 3.61%
Bio-Techne Corp.	213,571	13,499,823
Charles River Laboratories International, Inc.*	78,762	18,036,498
Repligen Corp.*	70,396	11,559,023
Total		43,095,344

Machinery 3.45%
Columbus McKinnon Corp.	502,014	20,718,118
Crane Co.	146,850	20,560,468
Total		41,278,586

Media 1.73%
Criteo SA ADR*	590,972	20,707,659

Metals & Mining 1.00%
Reliance, Inc.	41,907	11,931,761

Oil, Gas & Consumable Fuels 5.03%
Chesapeake Energy Corp.(b)	316,665	28,461,850
Permian Resources Corp.	1,889,360	31,646,780
Total		60,108,630
Investments	Shares	Fair Value
Professional Services 5.57%
Booz Allen Hamilton Holding Corp.	123,899	$18,296,166
ICF International, Inc.	97,566	14,077,798
Paylocity Holding Corp.*	116,489	18,074,433
WNS Holdings Ltd. (India)*(a)	384,342	16,107,773
Total		66,556,170

Real Estate Management & Development 1.21%
Marcus & Millichap, Inc.	455,381	14,421,916

Residential REITS 1.19%
American Homes 4 Rent Class A	397,697	14,237,553

Semiconductors & Semiconductor Equipment 3.04%
Entegris, Inc.	136,540	18,148,897
Silicon Motion Technology Corp. ADR	247,018	18,232,398
Total		36,381,295

Software 7.28%
Aspen Technology, Inc.*	86,227	16,975,509
CommVault Systems, Inc.*	289,312	29,645,801
Descartes Systems Group, Inc. (Canada)*(a)	263,071	24,410,358
Dolby Laboratories, Inc. Class A	205,362	15,948,413
Total		86,980,081

Specialty Retail 1.26%
Valvoline, Inc.*	353,020	15,010,410

Textiles, Apparel & Luxury Goods 1.18%
Deckers Outdoor Corp.*	17,194	14,072,773

Trading Companies & Distributors 3.94%
AerCap Holdings NV (Ireland)*(a)	296,298	25,034,218
Core & Main, Inc. Class A*	390,993	22,079,375
Total		47,113,593
Total Common Stocks (cost $920,528,953)		1,191,325,915

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(concluded)

VALUE OPPORTUNITIES FUND April 30, 2024

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 3.81%

Repurchase Agreements 0.52%
Repurchase Agreement dated 4/30/2024, 2.800% due 5/1/2024 with Fixed Income Clearing Corp. collateralized by $6,286,700 of U.S. Treasury Note at 4.875% due 4/30/2026; value: $6,274,255; proceeds: $6,151,554 (cost $6,151,075)	$6,151,075	$6,151,075

Investments	Shares	Fair Value
MONEY MARKET FUNDS 2.96%
Fidelity Government Portfolio(c) (cost $35,394,469)	35,394,469	$35,394,469

TIME DEPOSITS 0.33%
CitiBank N.A.(c) (cost $3,932,719)	3,932,719	3,932,719
Total Short-Term Investments (cost $45,478,263)		45,478,263
Total Investments in Securities 103.48% (cost $966,007,216)		1,236,804,178
Other Assets and Liabilities – Net (3.48)%		(41,588,504)
Net Assets 100.00%		$1,195,215,674

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$1,191,325,915	$–	$–	$1,191,325,915
Short-Term Investments
Repurchase Agreements	–	6,151,075	–	6,151,075
Money Market Funds	35,394,469	–	–	35,394,469
Time Deposits	–	3,932,719	–	3,932,719
Total	$1,226,720,384	$10,083,794	$–	$1,236,804,178

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

72	See Notes to Financial Statements.

This page is intentionally left blank.

Statements of Assets and Liabilities (unaudited)

April 30, 2024

	Alpha Strategy Fund	Focused Growth Fund	Focused Large Cap Value Fund
ASSETS:
Investments in securities, at cost	$427,715	$38,058,008	$21,204,671
Investments in Underlying Funds, at cost	584,368,447	–	–
Investments in securities, at fair value including $0, $0, $807,931, $0, $7,669,101, $0 and $0, respectively, of securities loaned	$427,715	$51,742,041	$26,127,867
Investments in Underlying Funds, at value	601,043,488	–	–
Cash	1	–	–
Foreign cash, at value (cost $0, $0, $15,741, $68,255, $318, $16,370 and $0, respectively)	–	–	15,438
Receivables:
Investments in Underlying Funds sold	335,252	–	–
Capital shares sold	202,324	64,110	2,198
Interest and dividends	33	1,230	58,188
From advisor (See Note 3)	19	14,273	13,303
Investment securities sold	–	–	–
Securities lending income receivable	–	–	46
Prepaid expenses and other assets	67,285	71,791	27,187
Total assets	602,076,117	51,893,445	26,244,227
LIABILITIES:
Payables:
Capital shares reacquired	521,244	36,616	8,342
Trustees’ fees	102,778	5,579	18,089
12b-1 distribution plan	81,483	7,788	4,951
Fund administration	20,199	1,782	844
Management fee	–	28,963	12,443
Collateral due to broker for securities lending	–	–	853,956
Accrued expenses	179,547	46,831	74,270
Total liabilities	905,251	127,559	972,895
NET ASSETS	$601,170,866	$51,765,886	$25,271,332
COMPOSITION OF NET ASSETS:
Paid-in capital	$619,092,304	$50,206,590	$20,847,937
Total distributable earnings (loss)	(17,921,438)	1,559,296	4,423,395
Net Assets	$601,170,866	$51,765,886	$25,271,332

74	See Notes to Financial Statements.

Focused Small Cap Value Fund	Fundamental Equity Fund	Global Equity Fund	Growth Leaders Fund

$101,016,883	$1,398,190,824	$19,585,732	$4,083,530,806
–	–	–	–

$104,607,627	$1,940,083,521	$24,012,688	$5,811,645,616
–	–	–	–
3	11	1,046	49

67,050	320	16,189	–

–	–	–	–
121,764	306,174	8,659	5,597,491
49	1,593,357	25,580	477,058
3,542	–	15,877	23,143
–	1,838,325	–	–
–	3,197	–	–
49,444	96,942	56,152	64,123
104,849,479	1,943,921,847	24,136,191	5,817,807,480

121,356	1,746,753	–	6,548,789
14,842	396,558	689	364,155
4,910	244,383	2,271	845,087
3,536	62,746	788	199,119
70,720	862,193	8,871	2,570,957
–	8,105,970	–	–
57,637	459,968	65,288	227,572
273,001	11,878,571	77,907	10,755,679
$104,576,478	$1,932,043,276	$24,058,284	$5,807,051,801

$93,761,462	$1,340,856,638	$20,349,870	$5,304,918,434
10,815,016	591,186,638	3,708,414	502,133,367
$104,576,478	$1,932,043,276	$24,058,284	$5,807,051,801

See Notes to Financial Statements.	75

Statements of Assets and Liabilities (unaudited)(continued)

April 30, 2024

	Alpha Strategy Fund	Focused Growth Fund	Focused Large Cap Value Fund
Net Assets by class:
Class A Shares	$392,328,127	$23,286,555	$10,699,653
Class C Shares	$12,721,630	$2,723,125	$3,130,126
Class F Shares	$8,976,554	$3,638,218	$165,442
Class F3 Shares	$53,111,602	$15,810	$11,204
Class I Shares	$108,759,695	$15,349,712	$9,043,607
Class P Shares	$–	$–	$–
Class R2 Shares	$909,352	$–	$–
Class R3 Shares	$16,158,099	$223,579	$168,843
Class R4 Shares	$3,593,364	$17,703	$8,024
Class R5 Shares	$538,992	$20,719	$8,067
Class R6 Shares	$4,073,451	$6,490,465	$2,036,366
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	16,773,087	877,259	895,076
Class C Shares	736,027	107,131	264,374
Class F Shares	378,346	135,038	13,535
Class F3 Shares	2,164,823	584	931
Class I Shares	4,461,324	569,592	725,294
Class P Shares	–	–	–
Class R2 Shares	41,273	–	–
Class R3 Shares	725,404	8,542	14,180
Class R4 Shares	154,102	667	670
Class R5 Shares	22,103	769	671
Class R6 Shares	165,977	239,720	169,010
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$23.39	$26.54	$11.95
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$24.82	$28.16	$12.68
Class C Shares-Net asset value	$17.28	$25.42	$11.84
Class F Shares-Net asset value	$23.73	$26.94	$12.22
Class F3 Shares-Net asset value*	$24.53	$27.07	$12.04
Class I Shares-Net asset value	$24.38	$26.95	$12.47
Class P Shares-Net asset value	$ –	$ –	$ –
Class R2 Shares-Net asset value	$22.03	$ –	$ –
Class R3 Shares-Net asset value	$22.27	$26.17	$11.91
Class R4 Shares-Net asset value*	$23.32	$26.55	$11.97
Class R5 Shares-Net asset value*	$24.39	$26.94	$12.03
Class R6 Shares-Net asset value	$24.54	$27.08	$12.05

*	Net asset value may not recalculate due to rounding of fractional shares.

76	See Notes to Financial Statements.

Focused Small Cap Value Fund	Fundamental Equity Fund	Global Equity Fund	Growth Leaders Fund

$12,303,376	$1,224,160,056	$6,837,844	$1,924,409,538
$2,494,562	$23,461,228	$570,968	$467,145,542
$2,323,738	$24,705,580	$1,351,040	$267,125,548
$11,853	$20,600,559	$16,648	$427,706,152
$74,382,584	$558,783,470	$9,874,226	$2,537,832,946
$–	$2,973,323	$–	$–
$–	$1,788,871	$–	$1,615,904
$–	$62,328,994	$739,130	$21,092,855
$–	$3,139,835	$17,052	$11,578,463
$207,339	$993,963	$17,087	$10,722,335
$12,853,026	$9,107,397	$4,634,289	$137,822,518

488,196	85,270,057	453,924	53,184,036
94,003	1,916,338	38,360	15,093,699
83,907	1,746,716	89,481	7,095,023
429	1,409,650	1,102	11,158,432
2,701,157	38,601,765	654,479	66,803,308
–	212,659	–	–
–	128,267	–	46,565
–	4,450,531	49,450	606,784
–	220,074	1,124	319,843
7,528	68,605	1,132	282,087
465,315	622,772	306,605	3,595,722

$25.20	$14.36	$15.06	$36.18

$26.74	$15.24	$15.98	$38.39
$26.54	$12.24	$14.88	$30.95
$27.69	$14.14	$15.10	$37.65
$27.62	$14.61	$15.11	$38.33
$27.54	$14.48	$15.09	$37.99
$ –	$13.98	$ –	$ –
$ –	$13.95	$ –	$34.70
$ –	$14.00	$14.95	$34.76
$ –	$14.27	$15.18	$36.20
$27.54	$14.49	$15.10	$38.01
$27.62	$14.62	$15.11	$38.33

See Notes to Financial Statements.	77

Statements of Assets and Liabilities (unaudited)(continued)

April 30, 2024

	Health Care Fund	International Equity Fund	International Opportunities Fund
ASSETS:
Investments in securities, at cost	$6,467,399	$260,615,356	$292,562,829
Investments in securities, at fair value including $0, $1,573,944, $0, $0, $1,218,460 and $37,463,091, respectively, of securities loaned	$8,090,221	$332,541,214	$310,952,448
Cash	25,038	–	8,938
Foreign cash, at value (cost $0, $2,690,102, $4,575,194, $1,639,749, $0 and $0, respectively)	–	2,660,667	4,555,744
Receivables:
Investment securities sold	48,009	2,667,064	369,778
From advisor (See Note 3)	15,383	–	–
Interest and dividends	6,313	1,453,170	1,806,233
Capital shares sold	1,850	195,930	94,625
Securities lending income receivable	148	2,105	230
Prepaid expenses and other assets	28,264	73,116	66,910
Total assets	8,215,226	339,593,266	317,854,906
LIABILITIES:
Payables:
Management fee	4,270	124,203	199,727
Trustees’ fees	2,604	73,251	57,760
12b-1 distribution plan	1,869	36,361	18,437
Fund administration	276	11,040	10,652
Capital shares reacquired	–	390,462	523,176
Investment securities purchased	–	4,497,736	–
Collateral due to broker for securities lending	–	1,683,000	–
Foreign capital gains taxes deferred	–	235,471	95,835
Foreign currency overdraft (cost $42, $0, $0, $0, $0 and $0, respectively)	42	–	–
Accrued expenses	53,971	150,452	124,944
Total liabilities	63,032	7,201,976	1,030,531
NET ASSETS	$8,152,194	$332,391,290	$316,824,375
COMPOSITION OF NET ASSETS:
Paid-in capital	$7,674,643	$273,961,350	$348,668,352
Total distributable earnings (loss)	477,551	58,429,940	(31,843,977)
Net Assets	$8,152,194	$332,391,290	$316,824,375

78	See Notes to Financial Statements.

International Value Fund	Micro Cap Growth Fund	Value Opportunities Fund

$356,372,030	$144,471,104	$966,007,216

$405,606,214	$184,196,586	$1,236,804,178
2	–	2,641

1,607,039	–	–

1,749,925	697,822	–
–	823	–
3,119,721	132	14,132
300,927	42,681	300,189
–	2,021	6,331
61,681	8,053	115,086
412,445,509	184,948,118	1,237,242,557

168,623	137,379	749,004
109,244	18,204	251,621
45,573	10,449	112,478
13,490	6,106	40,458
394,274	247,393	1,201,663
2,063,568	180,779	–
–	1,245,047	39,327,188
–	–	–

–	–	–
168,783	100,861	344,471
2,963,555	1,946,218	42,026,883
$409,481,954	$183,001,900	$1,195,215,674

$782,942,398	$227,491,346	$886,773,238
(373,460,444)	(44,489,446)	308,442,436
$409,481,954	$183,001,900	$1,195,215,674

See Notes to Financial Statements.	79

Statements of Assets and Liabilities (unaudited)(concluded)

April 30, 2024

	Health Care Fund	International Equity Fund	International Opportunities Fund
Net Assets by class:
Class A Shares	$4,357,357	$152,737,773	$92,785,058
Class C Shares	$1,148,531	$1,411,597	$4,180,625
Class F Shares	$207,840	$4,226,278	$3,495,512
Class F3 Shares	$34,055	$12,734,594	$30,408,345
Class I Shares	$39,267	$149,098,187	$156,299,486
Class P Shares	$–	$12,029	$24,941
Class R2 Shares	$–	$211,125	$1,566,247
Class R3 Shares	$22,336	$6,164,144	$4,870,858
Class R4 Shares	$12,273	$1,639,959	$2,608,562
Class R5 Shares	$12,410	$168,860	$2,292,631
Class R6 Shares	$2,318,125	$3,986,744	$18,292,110
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	236,610	10,379,178	5,145,165
Class C Shares	64,821	95,485	252,109
Class F Shares	11,148	288,290	195,479
Class F3 Shares	1,826	851,518	1,618,169
Class I Shares	2,110	10,002,008	8,380,989
Class P Shares	–	815	1,337
Class R2 Shares	–	14,323	88,583
Class R3 Shares	1,228	426,035	276,006
Class R4 Shares	667	112,095	145,472
Class R5 Shares	667	11,414	122,987
Class R6 Shares	124,220	266,756	973,348
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$18.42	$14.72	$18.03
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$19.54	$15.62	$19.13
Class C Shares-Net asset value	$17.72	$14.78	$16.58
Class F Shares-Net asset value	$18.64	$14.66	$17.88
Class F3 Shares-Net asset value	$18.65	$14.96	$18.79
Class I Shares-Net asset value	$18.61	$14.91	$18.65
Class P Shares-Net asset value	$ –	$14.76	$18.65
Class R2 Shares-Net asset value	$ –	$14.74	$17.68
Class R3 Shares-Net asset value*	$18.18	$14.47	$17.65
Class R4 Shares-Net asset value*	$18.41	$14.63	$17.93
Class R5 Shares-Net asset value	$18.61	$14.79	$18.64
Class R6 Shares-Net asset value	$18.66	$14.95	$18.79

*	Net asset value may not recalculate due to rounding of fractional shares.

80	See Notes to Financial Statements.

International Value Fund	Micro Cap Growth Fund	Value Opportunities Fund

$211,521,178	$24,844,739	$602,610,926
$2,617,266	$5,281,990	$26,020,616
$5,156,185	$9,500,326	$28,428,457
$32,363,915	$–	$188,200,382
$150,461,100	$143,374,845	$244,589,200
$–	$–	$10,808,380
$62,299	$–	$3,548,822
$5,384,981	$–	$29,097,686
$138,880	$–	$28,660,444
$11,885	$–	$1,265,653
$1,764,265	$–	$31,985,108

26,868,526	1,785,853	33,077,887
334,657	318,782	1,803,907
649,312	552,552	1,507,338
4,069,402	–	9,581,883
18,930,818	8,339,614	12,610,022
–	–	614,607
7,709	–	210,422
675,800	–	1,686,325
17,687	–	1,575,859
1,502	–	65,190
221,828	–	1,630,151

$7.87	$13.91	$18.22

$8.35	$14.76	$19.33
$7.82	$16.57	$14.42
$7.94	$17.19	$18.86
$7.95	$ –	$19.64
$7.95	$17.19	$19.40
$ –	$ –	$17.59
$8.08	$ –	$16.87
$7.97	$ –	$17.26
$7.85	$ –	$18.19
$7.91	$ –	$19.41
$7.95	$ –	$19.62

See Notes to Financial Statements.	81

Statements of Operations (unaudited)

For the Six Months Ended April 30, 2024

	Alpha Strategy Fund	Focused Growth Fund	Focused Large Cap Value Fund
Investment income:
Dividends (net of foreign withholding taxes of $0, $0, $4,017, $4,681, $172,761, $6,631 and $0, respectively)	$–	$43,530	$209,374
Dividends received from Underlying Funds	2,965,033	–	–
Securities lending net income	–	–	46
Interest and other	5,515	19,013	4,368
Interest earned from Interfund Lending (See Note 9)	–	–	–
Total investment income	2,970,548	62,543	213,788
Expenses:
Management fee	301,407	145,304	68,591
12b-1 distribution plan–Class A	488,217	26,749	12,618
12b-1 distribution plan–Class C	72,552	13,323	15,019
12b-1 distribution plan–Class F	4,935	1,820	95
12b-1 distribution plan–Class P	–	–	–
12b-1 distribution plan–Class R2	2,681	–	–
12b-1 distribution plan–Class R3	42,882	514	423
12b-1 distribution plan–Class R4	4,310	21	10
Shareholder servicing	253,316	15,731	5,219
Fund administration	120,563	8,942	4,650
Registration	73,017	76,392	61,705
Reports to shareholders	29,559	1,157	2,425
Professional	19,271	20,216	18,720
Trustees’ fees	9,653	606	403
Custody	5,292	2,236	2,289
Other	10,284	6,873	5,928
Gross expenses	1,437,939	319,884	198,095
Fees waived and expenses reimbursed (See Note 3)	(306,699)	(104,686)	(87,615)
Net expenses	1,131,240	215,198	110,480
Net investment income (loss)	1,839,308	(152,655)	103,308
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	1,549,309	–	–
Net realized gain (loss) on Investment in Underlying Funds	(1,043,290)	–	–
Net realized gain (loss) on investments	–	227,996	692,061
Net realized gain (loss) on foreign currency related transactions	–	–	36
Net change in unrealized appreciation/depreciation in Underlying Funds	103,414,062	–	–
Net change in unrealized appreciation/depreciation on investments	–	9,201,670	4,033,266
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	–	–	(9)
Net realized and unrealized gain (loss)	103,920,081	9,429,666	4,725,354
Net Increase in Net Assets Resulting From Operations	$105,759,389	$9,277,011	$4,828,662

82	See Notes to Financial Statements.

Focused Small Cap Value Fund	Fundamental Equity Fund	Global Equity Fund	Growth Leaders Fund

$646,897	$16,087,530	$182,738	$8,276,788
–	–	–	–
–	17,381	–	15,004
12,150	214,692	7,581	1,533,754
–	1,977	–	6,681
659,047	16,321,580	190,319	9,832,227

430,470	4,927,099	43,987	14,924,053
15,984	1,484,922	7,920	2,304,749
13,554	122,424	2,381	2,421,364
1,469	12,763	631	136,403
–	7,437	–	–
–	6,012	–	5,332
–	154,681	1,762	47,421
–	3,578	20	14,181
25,331	662,370	10,119	1,148,684
21,523	356,375	3,910	1,154,143
49,899	81,916	65,735	101,388
13,686	49,319	1,975	185,647
21,034	50,163	26,276	69,525
1,729	30,672	252	85,592
3,391	9,472	10,784	32,912
12,144	62,821	9,530	83,340
610,214	8,022,024	185,282	22,714,734
(29,885)	(9,472)	(111,075)	(169,315)
580,329	8,012,552	74,207	22,545,419
78,718	8,309,028	116,112	(12,713,192)

–	–	–	–
–	–	–	–
9,121,303	52,623,154	(71,815)	428,685,874
1,067	(3,112)	(57)	–
–	–	–	–
5,708,703	281,166,760	3,257,817	1,045,221,123
(469)	(1,323)	(437)	–
14,830,604	333,785,479	3,185,508	1,473,906,997
$14,909,322	$342,094,507	$3,301,620	$1,461,193,805

See Notes to Financial Statements.	83

Statements of Operations (unaudited)(concluded)

For the Six Months Ended April 30, 2024

	Health Care Fund	International Equity Fund	International Opportunities Fund
Investment income:
Dividends (net of foreign withholding taxes of $1,239, $371,654, $501,597, $472,932, $0 and $33,627, respectively)	$22,531	$3,754,767	$5,208,063
Securities lending net income	256	2,236	1,244
Interest and other	2,403	96,653	99,992
Interest earned from Interfund Lending (See Note 9)	–	–	–
Total investment income	25,190	3,853,656	5,309,299
Expenses:
Management fee	24,834	726,450	1,197,874
12b-1 distribution plan–Class A	5,297	184,767	117,514
12b-1 distribution plan–Class C	5,297	7,455	23,861
12b-1 distribution plan–Class F	101	2,082	1,961
12b-1 distribution plan–Class P	–	26	54
12b-1 distribution plan–Class R2	–	589	4,711
12b-1 distribution plan–Class R3	68	13,625	12,821
12b-1 distribution plan–Class R4	15	1,900	3,197
Registration	61,337	81,799	77,475
Professional	23,335	32,864	31,359
Shareholder servicing	2,690	128,084	118,375
Custody	2,656	43,783	24,515
Fund administration	1,602	64,573	63,887
Reports to shareholders	812	16,151	16,959
Trustees’ fees	246	5,574	5,192
Other	6,177	24,379	27,933
Gross expenses	134,467	1,334,101	1,727,688
Fees waived and expenses reimbursed (See Note 3)	(94,649)	(43,783)	(24,515)
Net expenses	39,818	1,290,318	1,703,173
Net investment income (loss)	(14,628)	2,563,338	3,606,126
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	63,259	3,512,937	473,725
Net realized gain (loss) on foreign currency related transactions	16	(74,632)	(109,497)
Net change in unrealized appreciation/depreciation on investments	1,307,244	54,747,170	38,927,586
Net change in unrealized appreciation/depreciation on deferred foreign capital gains taxes	–	(75,586)	215,469
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(105)	(4,916)	(29,217)
Net realized and unrealized gain (loss)	1,370,414	58,104,973	39,478,066
Net Increase in Net Assets Resulting From Operations	$1,355,786	$60,668,311	$43,084,192

84	See Notes to Financial Statements.

International Value Fund	Micro Cap Growth Fund	Value Opportunities Fund

$8,114,694	$89,241	$7,452,584
21,224	59,462	11,206
258,989	35,375	96,802
1,574	–	1,250
8,396,481	184,078	7,561,842

995,095	838,508	4,470,227
257,847	33,251	751,399
13,866	26,918	146,088
2,547	5,727	14,692
–	–	25,679
180	–	12,297
15,529	–	72,540
167	–	35,947
71,263	31,038	80,878
30,594	23,080	33,231
161,870	86,009	483,448
34,457	6,640	11,841
79,608	37,267	241,234
20,066	9,702	66,914
8,004	3,182	19,853
30,909	17,855	58,769
1,722,002	1,119,177	6,525,037
(34,457)	(12,367)	(11,841)
1,687,545	1,106,810	6,513,196
6,708,936	(922,732)	1,048,646

6,283,664	16,050,268	42,914,712
(65,156)	–	–
49,497,040	26,285,992	164,158,897
24,536	–	–
(60,857)	–	–
55,679,227	42,336,260	207,073,609
$62,388,163	$41,413,528	$208,122,255

See Notes to Financial Statements.	85

Statements of Changes in Net Assets

	Alpha Strategy Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$1,839,308	$2,077,947
Capital gain distributions received from Underlying Funds	1,549,309	15,265,434
Net realized gain (loss) on investments in Underlying Funds	(1,043,290)	(14,016,235)
Net realized gain (loss) on investments	–	–
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	103,414,062	(21,524,542)
Net change in unrealized appreciation/depreciation on investments	–	–
Net increase (decrease) in net assets resulting from operations	105,759,389	(18,197,396)
Distributions to Shareholders
Class A	(1,840,813)	(26,637,494)
Class C	(80,666)	(2,342,626)
Class F	(55,096)	(1,650,626)
Class F3	(377,183)	(3,208,745)
Class I	(763,095)	(6,291,180)
Class R2	(3,691)	(60,697)
Class R3	(72,161)	(1,054,054)
Class R4	(15,592)	(254,475)
Class R5	(4,359)	(24,219)
Class R6	(28,035)	(226,973)
Return of capital
Class A	–	–
Class C	–	–
Class F	–	–
Class F3	–	–
Class I	–	–
Class R3	–	–
Class R4	–	–
Class R5	–	–
Class R6	–	–
Total distribution to shareholders	(3,240,691)	(41,751,089)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	29,099,030	96,147,796
Reinvestment of distributions	2,735,361	35,663,641
Cost of shares reacquired	(64,837,424)	(195,981,845)
Net increase (decrease) in net assets resulting from capital share transactions	(33,003,033)	(64,170,408)
Net increase (decrease) in net assets	69,515,665	(124,118,893)
NET ASSETS:
Beginning of period	$531,655,201	$655,774,094
End of period	$601,170,866	$531,655,201

86	See Notes to Financial Statements.

Focused Growth Fund		Focused Large Cap Value Fund
For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023

$(152,655)	$(208,061)	$103,308	$167,926
–	–	–	–
–	–	–	–
227,996	(5,010,764)	692,097	(787,730)

–	–	–	–

9,201,670	6,273,650	4,033,257	635,152
9,277,011	1,054,825	4,828,662	15,348

–	–	–	(154,176)
–	–	–	(57,554)
–	–	–	(16,168)
–	–	–	(160)
–	–	–	(3,669)
–	–	–	–
–	–	–	(1,057)
–	–	–	(115)
–	–	–	(116)
–	–	–	(16,990)

–	–	–	(3,680,536)
–	–	–	(1,373,939)
–	–	–	(385,970)
–	–	–	(3,828)
–	–	–	(87,593)
–	–	–	(25,241)
–	–	–	(2,732)
–	–	–	(2,757)
–	–	–	(405,587)
–	–	–	(6,218,188)

17,146,636	16,761,437	4,489,105	11,572,270
–	–	–	5,710,233
(5,678,103)	(20,569,155)	(3,049,431)	(11,288,121)

11,468,533	(3,807,718)	1,439,674	5,994,382
20,745,544	(2,752,893)	6,268,336	(208,458)

$31,020,342	$33,773,235	$19,002,996	$19,211,454
$51,765,886	$31,020,342	$25,271,332	$19,002,996

See Notes to Financial Statements.	87

Statements of Changes in Net Assets (continued)

	Focused Small Cap Value Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income	$78,718	$589,550
Net realized gain (loss) on investments, future contracts and foreign currency related transactions	9,122,370	(1,297,505)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	5,708,234	(3,303,421)
Net increase (decrease) in net assets resulting from operations	14,909,322	(4,011,376)
Distributions to Shareholders
Class A	(1,939)	(616,896)
Class C	–	(117,495)
Class F	–	(757,185)
Class F3	(31)	(432)
Class I	(206,076)	(3,105,857)
Class P	–	–
Class R2	–	–
Class R3	–	–
Class R4	–	–
Class R5	(500)	(10,525)
Class R6	(29,814)	(403,524)
Total distribution to shareholders	(238,360)	(5,011,914)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	4,539,755	17,200,883
Reinvestment of distributions	220,828	4,758,371
Cost of shares reacquired	(14,983,425)	(46,958,332)
Net increase (decrease) in net assets resulting from capital share transactions	(10,222,842)	(24,999,078)
Net increase (decrease) in net assets	4,448,120	(34,022,368)
NET ASSETS:
Beginning of period	$100,128,358	$134,150,726
End of period	$104,576,478	$100,128,358

88	See Notes to Financial Statements.

Fundamental Equity Fund		Global Equity Fund
For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023

$8,309,028	$19,926,867	$116,112	$173,070

52,620,042	1,084,801	(71,872)	(538,310)

281,165,437	3,715,845	3,257,380	1,650,650
342,094,507	24,727,513	3,301,620	1,285,410

(9,823,704)	(62,031,796)	(50,993)	(30,060)
(36,508)	(2,027,363)	(882)	–
(255,312)	(3,757,884)	(11,456)	(9,680)
(209,753)	(984,530)	(171)	(127)
(6,431,967)	(30,715,661)	(62,389)	(29,916)
(23,325)	(212,025)	–	–
(11,293)	(106,559)	–	–
(386,546)	(3,228,451)	(4,163)	(1,617)
(23,347)	(155,223)	–	(3,989)
(9,302)	(42,656)	(168)	(121)
(89,912)	(413,951)	(44,649)	(13,663)
(17,300,969)	(103,676,099)	(174,871)	(89,173)

206,824,070	170,880,170	7,810,530	7,181,990
16,789,821	100,473,206	139,314	58,477
(369,017,605)	(394,573,791)	(924,113)	(3,484,208)

(145,403,714)	(123,220,415)	7,025,731	3,756,259
179,389,824	(202,169,001)	10,152,480	4,952,496

$1,752,653,452	$1,954,822,453	$13,905,804	$8,953,308
$1,932,043,276	$1,752,653,452	$24,058,284	$13,905,804

See Notes to Financial Statements.	89

Statements of Changes in Net Assets (continued)

	Growth Leaders Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$(12,713,192)	$(23,930,016)
Net realized gain (loss) on investments and foreign currency related transactions	428,685,874	(630,990,488)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	1,045,221,123	893,374,356
Net increase (decrease) in net assets resulting from operations	1,461,193,805	238,453,852
Distributions to Shareholders
Class A	–	–
Class C	–	–
Class F	–	–
Class F3	–	–
Class I	–	–
Class P	–	–
Class R2	–	–
Class R3	–	–
Class R4	–	–
Class R5	–	–
Class R6	–	–
Total distribution to shareholders	–	–
Capital share transactions (See Note 14):
Net proceeds from sales of shares	600,097,790	1,463,838,212
Reinvestment of distributions	–	–
Cost of shares reacquired	(1,071,214,373)	(2,452,151,575)
Net increase (decrease) in net assets resulting from capital share transactions	(471,116,583)	(988,313,363)
Net increase (decrease) in net assets	990,077,222	(749,859,511)
NET ASSETS:
Beginning of period	$4,816,974,579	$5,566,834,090
End of period	$5,807,051,801	$4,816,974,579

90	See Notes to Financial Statements.

Health Care Fund		International Equity Fund
For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023

$(14,628)	$(28,045)	$2,563,338	$5,777,399

63,275	(375,226)	3,438,305	(11,315,354)

1,307,139	(382,786)	54,666,668	30,691,977
1,355,786	(786,057)	60,668,311	25,154,022

–	–	(2,537,347)	(2,799,388)
–	–	(7,268)	(47,998)
–	–	(78,590)	(180,998)
–	(86)	(250,220)	(147,620)
–	(21)	(2,859,273)	(2,985,080)
–	–	(174)	(182)
–	–	(2,720)	(2,657)
–	–	(72,590)	(82,045)
–	–	(25,256)	(29,323)
–	(15)	(306)	(474)
–	(6,009)	(72,278)	(62,147)
–	(6,131)	(5,906,022)	(6,337,912)

887,209	2,837,576	12,462,181	49,374,123
–	28	5,799,439	6,225,632
(1,054,560)	(1,517,369)	(36,062,020)	(58,456,770)

(167,351)	1,320,235	(17,800,400)	(2,857,015)
1,188,435	528,047	36,961,889	15,959,095

$6,963,759	$6,435,712	$295,429,401	$279,470,306
$8,152,194	$6,963,759	$332,391,290	$295,429,401

See Notes to Financial Statements.	91

Statements of Changes in Net Assets (continued)

	International Opportunities Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$3,606,126	$4,997,413
Net realized gain (loss) on investments and foreign currency related transactions	364,228	(18,318,316)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	39,113,838	45,424,537
Net increase (decrease) in net assets resulting from operations	43,084,192	32,103,634
Distributions to Shareholders
Class A	(1,442,866)	(1,515,429)
Class C	(35,902)	(63,496)
Class F	(64,775)	(250,874)
Class F3	(531,450)	(530,783)
Class I	(2,686,582)	(2,938,287)
Class P	(164)	(1,575)
Class R2	(15,677)	(28,634)
Class R3	(69,218)	(62,415)
Class R4	(40,234)	(36,129)
Class R5	(38,823)	(38,883)
Class R6	(310,118)	(327,410)
Total distribution to shareholders	(5,235,809)	(5,793,915)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	14,959,186	61,136,230
Reinvestment of distributions	5,076,474	5,609,335
Cost of shares reacquired	(31,950,850)	(112,764,691)
Net decrease in net assets resulting from capital share transactions	(11,915,190)	(46,019,126)
Net increase (decrease) in net assets	25,933,193	(19,709,407)
NET ASSETS:
Beginning of period	$290,891,182	$310,600,589
End of period	$316,824,375	$290,891,182

92	See Notes to Financial Statements.

International Value Fund		Micro Cap Growth Fund
For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023

$6,708,936	$10,992,628	$(922,732)	$(2,131,062)

6,218,508	(1,646,150)	16,050,268	(21,812,099)

49,460,719	40,061,464	26,285,992	(19,131,055)
62,388,163	49,407,942	41,413,528	(43,074,216)

(2,889,294)	(5,722,791)	–	–
(28,390)	(74,751)	–	–
(74,576)	(183,754)	–	–
(479,121)	(879,787)	–	–
(2,172,451)	(4,136,627)	–	–
–	–	–	–
(720)	(1,703)	–	–
(76,156)	(176,067)	–	–
(1,885)	(4,200)	–	–
(172)	(336)	–	–
(26,060)	(49,764)	–	–
(5,748,825)	(11,229,780)	–	–

27,001,963	41,973,452	8,047,404	43,964,939
5,656,564	11,031,675	–	–
(40,694,271)	(74,580,700)	(29,388,704)	(71,561,579)

(8,035,744)	(21,575,573)	(21,341,300)	(27,596,640)
48,603,594	16,602,589	20,072,228	(70,670,856)

$360,878,360	$344,275,771	$162,929,672	$233,600,528
$409,481,954	$360,878,360	$183,001,900	$162,929,672

See Notes to Financial Statements.	93

Statements of Changes in Net Assets (concluded)

	Value Opportunities Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income	$1,048,646	$4,944,926
Net realized gain (loss) on investments	42,914,712	16,727,882
Net change in unrealized appreciation/depreciation on investments	164,158,897	(11,065,712)
Net increase in net assets resulting from operations	208,122,255	10,607,096
Distributions to Shareholders
Class A	(8,879,757)	(53,463,933)
Class C	(536,071)	(4,344,107)
Class F	(458,691)	(6,295,659)
Class F3	(3,105,092)	(15,989,854)
Class I	(4,090,287)	(20,289,726)
Class P	(167,817)	(1,091,735)
Class R2	(63,290)	(390,476)
Class R3	(417,247)	(2,715,045)
Class R4	(433,579)	(2,475,922)
Class R5	(18,196)	(80,636)
Class R6	(501,099)	(2,676,277)
Total distribution to shareholders	(18,671,126)	(109,813,370)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	41,242,082	137,967,950
Reinvestment of distributions	18,281,241	107,376,618
Cost of shares reacquired	(147,582,498)	(359,091,197)
Net decrease in net assets resulting from capital share transactions	(88,059,175)	(113,746,629)
Net increase (decrease) in net assets	101,391,954	(212,952,903)
NET ASSETS:
Beginning of period	$1,093,823,720	$1,306,776,623
End of period	$1,195,215,674	$1,093,823,720

94	See Notes to Financial Statements.

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Financial Highlights (unaudited)

ALPHA STRATEGY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2024(d)	$19.58	$0.06	$3.86	$3.92	$(0.02)	$(0.09)	$(0.11)
10/31/2023	21.82	0.06	(0.89)	(0.83)	(0.07)	(1.34)	(1.41)
10/31/2022	30.39	0.06	(7.10)	(7.04)	(0.41)	(1.12)	(1.53)
10/31/2021	22.60	(0.02)	9.90	9.88	(0.36)	(1.73)	(2.09)
10/31/2020	24.04	0.03	1.82	1.85	–	(3.29)	(3.29)
10/31/2019	26.62	(0.03)	0.87	0.84	(0.26)	(3.16)	(3.42)
Class C
4/30/2024(d)	14.53	(0.01)	2.85	2.84	–	(0.09)	(0.09)
10/31/2023	16.60	(0.04)	(0.69)	(0.73)	–	(1.34)	(1.34)
10/31/2022	23.47	(0.08)	(5.45)	(5.53)	(0.22)	(1.12)	(1.34)
10/31/2021	17.82	(0.17)	7.74	7.57	(0.19)	(1.73)	(1.92)
10/31/2020	19.73	(0.09)	1.47	1.38	–	(3.29)	(3.29)
10/31/2019	22.43	(0.17)	0.66	0.49	(0.03)	(3.16)	(3.19)
Class F
4/30/2024(d)	19.87	0.09	3.90	3.99	(0.04)	(0.09)	(0.13)
10/31/2023	22.09	0.16	(0.97)	(0.81)	(0.07)	(1.34)	(1.41)
10/31/2022	30.73	0.20	(7.27)	(7.07)	(0.45)	(1.12)	(1.57)
10/31/2021	22.82	0.03	10.01	10.04	(0.40)	(1.73)	(2.13)
10/31/2020	24.22	0.08	1.81	1.89	–	(3.29)	(3.29)
10/31/2019	26.80	0.01	0.87	0.88	(0.30)	(3.16)	(3.46)
Class F3
4/30/2024(d)	20.56	0.11	4.03	4.14	(0.08)	(0.09)	(0.17)
10/31/2023	22.83	0.13	(0.92)	(0.79)	(0.14)	(1.34)	(1.48)
10/31/2022	31.70	0.14	(7.40)	(7.26)	(0.49)	(1.12)	(1.61)
10/31/2021	23.47	0.07	10.32	10.39	(0.43)	(1.73)	(2.16)
10/31/2020	24.78	0.10	1.88	1.98	–	(3.29)	(3.29)
10/31/2019	27.32	0.05	0.91	0.96	(0.34)	(3.16)	(3.50)
Class I
4/30/2024(d)	20.43	0.10	4.02	4.12	(0.08)	(0.09)	(0.17)
10/31/2023	22.71	0.11	(0.92)	(0.81)	(0.13)	(1.34)	(1.47)
10/31/2022	31.56	0.04	(7.28)	(7.24)	(0.49)	(1.12)	(1.61)
10/31/2021	23.39	0.05	10.27	10.32	(0.42)	(1.73)	(2.15)
10/31/2020	24.72	0.11	1.85	1.96	–	(3.29)	(3.29)
10/31/2019	27.29	0.03	0.89	0.92	(0.33)	(3.16)	(3.49)
Class R2
4/30/2024(d)	18.47	0.02	3.63	3.65	–	(0.09)	(0.09)
10/31/2023	20.66	(0.02)	(0.83)	(0.85)	– (g)	(1.34)	(1.34)
10/31/2022	28.80	(0.02)	(6.73)	(6.75)	(0.27)	(1.12)	(1.39)
10/31/2021	21.52	(0.09)	9.40	9.31	(0.30)	(1.73)	(2.03)
10/31/2020	23.11	(0.04)	1.74	1.70	–	(3.29)	(3.29)
10/31/2019	25.65	(0.10)	0.83	0.73	(0.11)	(3.16)	(3.27)

96	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return (%)(c)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$23.39	20.02 (e)	0.43	(f)	0.53	(f)	0.55	(f)	$392,328	1	(e)
19.58	(3.99)	0.43		0.54		0.29		342,756	4
21.82	(24.25)	0.44		0.54		0.25		420,589	8
30.39	45.31	0.41		0.52		(0.06)		542,197	7
22.60	7.72	0.43		0.53		0.16		400,088	16
24.04	5.65	0.44		0.54		(0.13)		482,675	17

17.28	19.54 (e)	1.18	(f)	1.28	(f)	(0.13	)(f)	12,722	1	(e)
14.53	(4.70)	1.18		1.29		(0.25)		13,823	4
16.60	(24.81)	1.19		1.29		(0.40)		30,206	8
23.47	44.16	1.16		1.26		(0.77)		56,365	7
17.82	6.98	1.18		1.28		(0.52)		54,247	16
19.73	4.86	1.19		1.29		(0.85)		97,096	17

23.73	20.08 (e)	0.28	(f)	0.38	(f)	0.74	(f)	8,977	1	(e)
19.87	(3.85)	0.28		0.39		0.75		9,142	4
22.09	(24.10)	0.28		0.39		0.76		27,275	8
30.73	45.53	0.26		0.37		0.09		144,742	7
22.82	7.89	0.28		0.38		0.37		120,797	16
24.22	5.81	0.29		0.39		0.04		176,784	17

24.53	20.15 (e)	0.10	(f)	0.20	(f)	0.89	(f)	53,112	1	(e)
20.56	(3.65)	0.09		0.20		0.57		46,724	4
22.83	(23.98)	0.09		0.19		0.57		50,046	8
31.70	45.81	0.08		0.18		0.25		56,369	7
23.47	8.10	0.09		0.19		0.44		33,179	16
24.78	6.03	0.10		0.20		0.20		32,219	17

24.38	20.15 (e)	0.18	(f)	0.28	(f)	0.81	(f)	108,760	1	(e)
20.43	(3.74)	0.18		0.29		0.47		95,792	4
22.71	(24.04)	0.19		0.29		0.18		101,366	8
31.56	45.64	0.16		0.27		0.18		43,112	7
23.39	8.02	0.18		0.28		0.51		28,481	16
24.72	5.88	0.19		0.29		0.11		92,448	17

22.03	19.76 (e)	0.78	(f)	0.88	(f)	0.20	(f)	909	1	(e)
18.47	(4.32)	0.78		0.89		(0.09)		812	4
20.66	(24.50)	0.79		0.89		(0.09)		928	8
28.80	44.78	0.76		0.86		(0.34)		1,433	7
21.52	7.39	0.78		0.88		(0.19)		1,430	16
23.11	5.26	0.79		0.89		(0.45)		1,476	17

See Notes to Financial Statements.	97

Financial Highlights (unaudited)(concluded)

ALPHA STRATEGY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
4/30/2024(d)	$18.66	$0.04	$3.66	$3.70	$–	$(0.09)	$(0.09)
10/31/2023	20.85	– (g)	(0.84)	(0.84)	(0.01)	(1.34)	(1.35)
10/31/2022	29.09	0.01	(6.80)	(6.79)	(0.33)	(1.12)	(1.45)
10/31/2021	21.70	(0.08)	9.50	9.42	(0.30)	(1.73)	(2.03)
10/31/2020	23.26	(0.01)	1.74	1.73	–	(3.29)	(3.29)
10/31/2019	25.86	(0.09)	0.84	0.75	(0.19)	(3.16)	(3.35)
Class R4
4/30/2024(d)	19.52	0.06	3.84	3.90	(0.01)	(0.09)	(0.10)
10/31/2023	21.76	0.06	(0.88)	(0.82)	(0.08)	(1.34)	(1.42)
10/31/2022	30.30	0.05	(7.06)	(7.01)	(0.41)	(1.12)	(1.53)
10/31/2021	22.54	(0.01)	9.86	9.85	(0.36)	(1.73)	(2.09)
10/31/2020	23.98	0.02	1.83	1.85	–	(3.29)	(3.29)
10/31/2019	26.58	(0.04)	0.87	0.83	(0.27)	(3.16)	(3.43)
Class R5
4/30/2024(d)	20.44	0.10	4.02	4.12	(0.08)	(0.09)	(0.17)
10/31/2023	22.72	0.09	(0.90)	(0.81)	(0.13)	(1.34)	(1.47)
10/31/2022	31.57	0.13	(7.37)	(7.24)	(0.49)	(1.12)	(1.61)
10/31/2021	23.40	0.10	10.22	10.32	(0.42)	(1.73)	(2.15)
10/31/2020	24.73	0.03	1.93	1.96	–	(3.29)	(3.29)
10/31/2019	27.30	0.03	0.89	0.92	(0.33)	(3.16)	(3.49)
Class R6
4/30/2024(d)	20.56	0.10	4.05	4.15	(0.08)	(0.09)	(0.17)
10/31/2023	22.84	0.14	(0.94)	(0.80)	(0.14)	(1.34)	(1.48)
10/31/2022	31.71	0.16	(7.42)	(7.26)	(0.49)	(1.12)	(1.61)
10/31/2021	23.48	0.08	10.31	10.39	(0.43)	(1.73)	(2.16)
10/31/2020	24.78	0.10	1.89	1.99	–	(3.29)	(3.29)
10/31/2019	27.33	0.05	0.90	0.95	(0.34)	(3.16)	(3.50)

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount is less than $0.01.

98	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)					Supplemental Data:
Net asset value, end of period	Total return (%)(c)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$22.27	19.83 (e)	0.68	(f)	0.78	(f)	0.34 (f)	$16,158	1	(e)
18.66	(4.24)	0.68		0.79		(0.02)	15,526	4
20.85	(24.41)	0.69		0.79		0.04	17,366	8
29.09	44.95	0.66		0.76		(0.30)	25,883	7
21.70	7.47	0.68		0.78		(0.07)	20,860	16
23.26	5.38	0.69		0.79		(0.38)	26,729	17

23.32	20.00 (e)	0.43	(f)	0.53	(f)	0.55 (f)	3,593	1	(e)
19.52	(3.98)	0.43		0.54		0.28	3,150	4
21.76	(24.23)	0.44		0.54		0.21	3,859	8
30.30	45.25	0.41		0.52		(0.04)	4,621	7
22.54	7.79	0.43		0.53		0.09	3,715	16
23.98	5.61	0.44		0.54		(0.16)	3,461	17

24.39	20.15 (e)	0.18	(f)	0.28	(f)	0.83 (f)	539	1	(e)
20.44	(3.74)	0.18		0.29		0.38	551	4
22.72	(24.04)	0.19		0.29		0.53	376	8
31.57	45.65	0.16		0.27		0.33	518	7
23.40	8.02	0.18		0.28		0.14	623	16
24.73	5.90	0.19		0.29		0.13	296	17

24.54	20.20 (e)	0.10	(f)	0.20	(f)	0.86 (f)	4,073	1	(e)
20.56	(3.69)	0.09		0.20		0.61	3,380	4
22.84	(23.97)	0.09		0.19		0.62	3,762	8
31.71	45.79	0.08		0.18		0.28	5,386	7
23.48	8.14	0.09		0.19		0.46	4,143	16
24.78	5.98	0.10		0.20		0.19	4,266	17

See Notes to Financial Statements.	99

Financial Highlights (unaudited)

FOCUSED GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
4/30/2024(c)	$20.48	$(0.10)	$6.16	$6.06	$–	$26.54
10/31/2023	19.74	(0.15)	0.89	0.74	–	20.48
10/31/2022	36.16	(0.17)	(11.38)	(11.55)	(4.87)	19.74
10/31/2021	26.90	(0.27)	11.39	11.12	(1.86)	36.16
10/31/2020	15.88	(0.17)	11.19	11.02	–	26.90
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.10)	0.98	0.88	–	15.88
Class C
4/30/2024(c)	19.68	(0.19)	5.93	5.74	–	25.42
10/31/2023	19.12	(0.29)	0.85	0.56	–	19.68
10/31/2022	35.41	(0.33)	(11.09)	(11.42)	(4.87)	19.12
10/31/2021	26.56	(0.50)	11.21	10.71	(1.86)	35.41
10/31/2020	15.80	(0.37)	11.13	10.76	–	26.56
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.19)	0.99	0.80	–	15.80
Class F
4/30/2024(c)	20.76	(0.07)	6.25	6.18	–	26.94
10/31/2023	19.96	(0.09)	0.89	0.80	–	20.76
10/31/2022	36.44	(0.12)	(11.49)	(11.61)	(4.87)	19.96
10/31/2021	27.03	(0.20)	11.47	11.27	(1.86)	36.44
10/31/2020	15.91	(0.13)	11.25	11.12	–	27.03
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.07)	0.98	0.91	–	15.91
Class F3
4/30/2024(c)	20.85	(0.05)	6.27	6.22	–	27.07
10/31/2023	20.02	(0.07)	0.90	0.83	–	20.85
10/31/2022	36.51	(0.10)	(11.52)	(11.62)	(4.87)	20.02
10/31/2021	27.06	(0.18)	11.49	11.31	(1.86)	36.51
10/31/2020	15.92	(0.09)	11.23	11.14	–	27.06
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.06)	0.98	0.92	–	15.92
Class I
4/30/2024(c)	20.77	(0.07)	6.25	6.18	–	26.95
10/31/2023	19.96	(0.09)	0.90	0.81	–	20.77
10/31/2022	36.44	(0.11)	(11.50)	(11.61)	(4.87)	19.96
10/31/2021	27.03	(0.20)	11.47	11.27	(1.86)	36.44
10/31/2020	15.92	(0.11)	11.22	11.11	–	27.03
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.07)	0.99	0.92	–	15.92
Class R3
4/30/2024(c)	20.22	(0.13)	6.08	5.95	–	26.17
10/31/2023	19.53	(0.21)	0.90	0.69	–	20.22
10/31/2022	35.92	(0.23)	(11.29)	(11.52)	(4.87)	19.53
10/31/2021	26.79	(0.35)	11.34	10.99	(1.86)	35.92
10/31/2020	15.86	(0.21)	11.14	10.93	–	26.79
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.13)	0.99	0.86	–	15.86
Class R4
4/30/2024(c)	20.49	(0.10)	6.16	6.06	–	26.55
10/31/2023	19.75	(0.14)	0.88	0.74	–	20.49
10/31/2022	36.18	(0.17)	(11.39)	(11.56)	(4.87)	19.75
10/31/2021	26.91	(0.27)	11.40	11.13	(1.86)	36.18
10/31/2020	15.89	(0.16)	11.18	11.02	–	26.91
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.10)	0.99	0.89	–	15.89

100	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Total return (%)(b)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

29.59	(d)	1.05	(e)	1.51	(e)	(0.77	)(e)	$23,287	48	(d)
3.75		1.05		1.70		(0.71)		15,986	169
(36.92)		1.05		1.54		(0.71)		14,420	169
43.48		1.05		1.49		(0.87)		18,332	166
69.40		1.05		2.25		(0.79)		12,485	126
5.87	(d)	1.05	(e)	3.09	(e)	(0.83	)(e)	4,889	130	(d)

29.17	(d)	1.80	(e)	2.26	(e)	(1.52	)(e)	2,723	48	(d)
2.93		1.80		2.45		(1.46)		2,214	169
(37.40)		1.80		2.30		(1.46)		2,289	169
42.43		1.80		2.24		(1.62)		2,701	166
68.10		1.78		2.87		(1.61)		1,849	126
5.33	(d)	1.80	(e)	4.10	(e)	(1.55	)(e)	156	130	(d)

29.77	(d)	0.80	(e)	1.37	(e)	(0.52	)(e)	3,638	48	(d)
4.01		0.80		1.55		(0.43)		3,536	169
(36.79)		0.80		1.37		(0.47)		7,021	169
43.85		0.80		1.34		(0.63)		18,621	166
69.89		0.80		2.03		(0.58)		5,821	126
6.07	(d)	0.80	(e)	3.14	(e)	(0.56	)(e)	1,005	130	(d)

29.83	(d)	0.67	(e)	1.36	(e)	(0.40	)(e)	16	48	(d)
4.15		0.68		1.29		(0.34)		499	169
(36.74)		0.73		1.15		(0.40)		667	169
43.95		0.75		1.16		(0.57)		1,217	166
69.97		0.72		2.01		(0.44)		902	126
6.13	(d)	0.73	(e)	3.07	(e)	(0.48	)(e)	531	130	(d)

29.75	(d)	0.80	(e)	1.19	(e)	(0.50	)(e)	15,350	48	(d)
4.06		0.80		1.44		(0.47)		4,122	169
(36.79)		0.80		1.30		(0.47)		4,595	169
43.90		0.80		1.24		(0.62)		4,587	166
69.72		0.80		2.04		(0.52)		2,712	126
6.13	(d)	0.80	(e)	2.91	(e)	(0.60	)(e)	1,492	130	(d)

29.43	(d)	1.30	(e)	1.76	(e)	(1.02	)(e)	224	48	(d)
3.53		1.28		1.95		(1.01)		155	169
(37.11)		1.30		1.81		(0.97)		14	169
43.15		1.30		1.73		(1.11)		24	166
68.92		1.30		2.52		(1.01)		18	126
5.73	(d)	1.30	(e)	3.64	(e)	(1.06	)(e)	11	130	(d)

29.58	(d)	1.05	(e)	1.52	(e)	(0.77	)(e)	18	48	(d)
3.75		1.05		1.70		(0.70)		14	169
(36.93)		1.05		1.54		(0.71)		13	169
43.50		1.05		1.48		(0.86)		24	166
69.35		1.05		2.27		(0.75)		18	126
5.93	(d)	1.05	(e)	3.37	(e)	(0.80	)(e)	11	130	(d)

See Notes to Financial Statements.	101

Financial Highlights (unaudited)(concluded)

FOCUSED GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class R5
4/30/2024(c)	$20.76	$(0.07)	$6.25	$6.18	$–	$26.94
10/31/2023	19.96	(0.09)	0.89	0.80	–	20.76
10/31/2022	36.44	(0.12)	(11.49)	(11.61)	(4.87)	19.96
10/31/2021	27.02	(0.20)	11.48	11.28	(1.86)	36.44
10/31/2020	15.91	(0.10)	11.21	11.11	–	27.02
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.07)	0.98	0.91	–	15.91
Class R6
4/30/2024(c)	20.85	(0.05)	6.28	6.23	–	27.08
10/31/2023	20.02	(0.07)	0.90	0.83	–	20.85
10/31/2022	36.51	(0.09)	(11.53)	(11.62)	(4.87)	20.02
10/31/2021	27.06	(0.18)	11.49	11.31	(1.86)	36.51
10/31/2020	15.92	(0.10)	11.24	11.14	–	27.06
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.06)	0.98	0.92	–	15.92

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commencement of operations was 1/30/2019, SEC effective date was 1/31/2019 and date shares first became available to the public was 2/1/2019.
(g)	Net investment income, net realized and unrealized gain amounted to less than $.01 for the period 1/30/2019 through 1/31/2019.

102	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Total return (%)(b)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

29.77	(d)	0.80	(e)	1.28	(e)	(0.55	)(e)	$21	48	(d)
4.01		0.80		1.44		(0.45)		14	169
(36.79)		0.80		1.31		(0.48)		13	169
43.90		0.80		1.25		(0.63)		24	166
69.83		0.80		2.02		(0.49)		18	126
6.07	(d)	0.80	(e)	3.12	(e)	(0.55	)(e)	11	130	(d)

29.88	(d)	0.67	(e)	1.19	(e)	(0.39	)(e)	6,490	48	(d)
4.15		0.68		1.30		(0.34)		4,481	169
(36.74)		0.73		1.16		(0.39)		4,740	169
43.95		0.75		1.16		(0.57)		6,788	166
69.97		0.72		1.99		(0.45)		4,400	126
6.13	(d)	0.73	(e)	2.83	(e)	(0.50	)(e)	1,821	130	(d)

See Notes to Financial Statements.	103

Financial Highlights (unaudited)

FOCUSED LARGE CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net invest- ment income	Net realized gain	Return of capital	Total distri- butions
Class A
4/30/2024(c)	$9.58	$0.05	$2.32		$2.37	$–	$–	$–	$–
10/31/2023	13.58	0.08	0.17	(f)	0.25	(1.42)	–	(2.83)	(4.25)
10/31/2022	19.04	0.16	(1.34)		(1.18)	(0.35)	(3.93)	–	(4.28)
10/31/2021	12.95	0.38	6.68		7.06	(0.16)	(0.81)	–	(0.97)
10/31/2020	14.75	0.27	(1.99)		(1.72)	(0.08)	–	–	(0.08)
7/26/2019 to
10/31/2019(g)(h)	15.00	0.06	(0.31	)(f)	(0.25)	–	–	–	–
Class C
4/30/2024(c)	9.52	0.01	2.31		2.32	–	–	–	–
10/31/2023	13.49	0.02	0.15	(f)	0.17	(1.31)	–	(2.83)	(4.14)
10/31/2022	18.97	0.06	(1.35)		(1.29)	(0.26)	(3.93)	–	(4.19)
10/31/2021	12.87	0.25	6.66		6.91	–	(0.81)	–	(0.81)
10/31/2020	14.72	0.17	(1.98)		(1.81)	(0.04)	–	–	(0.04)
7/26/2019 to
10/31/2019(g)(h)	15.00	0.03	(0.31	)(f)	(0.28)	–	–	–	–
Class F
4/30/2024(c)	9.78	0.07	2.37		2.44	–	–	–	–
10/31/2023	13.77	0.14	0.14	(f)	0.28	(1.44)	–	(2.83)	(4.27)
10/31/2022	19.22	0.20	(1.36)		(1.16)	(0.36)	(3.93)	–	(4.29)
10/31/2021	12.98	0.49	6.64		7.13	(0.08)	(0.81)	–	(0.89)
10/31/2020	14.76	0.31	(2.00)		(1.69)	(0.09)	–	–	(0.09)
7/26/2019 to
10/31/2019(g)(h)	15.00	0.07	(0.31	)(f)	(0.24)	–	–	–	–
Class F3
4/30/2024(c)	9.63	0.06	2.35		2.41	–	–	–	–
10/31/2023	13.64	0.11	0.16	(f)	0.27	(1.45)	–	(2.83)	(4.28)
10/31/2022	19.10	0.20	(1.35)		(1.15)	(0.38)	(3.93)	–	(4.31)
10/31/2021	12.98	0.37	6.75		7.12	(0.19)	(0.81)	–	(1.00)
10/31/2020	14.76	0.32	(2.00)		(1.68)	(0.10)	–	–	(0.10)
7/26/2019 to
10/31/2019(g)(h)	15.00	0.07	(0.31	)(f)	(0.24)	–	–	–	–
Class I
4/30/2024(c)	9.98	0.06	2.43		2.49	–	–	–	–
10/31/2023	13.63	0.09	0.18	(f)	0.27	(1.09)	–	(2.83)	(3.92)
10/31/2022	19.10	0.22	(1.38)		(1.16)	(0.38)	(3.93)	–	(4.31)
10/31/2021	12.99	0.35	6.76		7.11	(0.19)	(0.81)	–	(1.00)
10/31/2020	14.76	0.30	(1.97)		(1.67)	(0.10)	–	–	(0.10)
7/26/2019 to
10/31/2019(g)(h)	15.00	0.04	(0.28	)(f)	(0.24)	–	–	–	–

104	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.95	24.74	(d)	0.96	(e)	1.72	(e)	0.90	(e)	$10,700	37	(d)
9.58	0.59		0.96		1.92		0.84		9,821	61
13.58	(8.69)		0.96		1.04		1.12		11,466	100
19.04	56.50		0.93		0.93		2.08		7,714	99
12.95	(11.74)		0.96		1.09		2.08		541	128

14.75	(1.67	)(d)	0.96	(e)	4.40	(e)	1.57	(e)	508	16	(d)

11.84	24.37	(d)	1.71	(e)	2.46	(e)	0.14	(e)	3,130	37	(d)
9.52	(0.21)		1.71		2.71		0.20		2,618	61
13.49	(9.37)		1.71		1.77		0.40		4,637	100
18.97	55.29		1.67		1.67		1.36		3,601	99
12.87	(12.35)		1.71		1.83		1.32		77	128

14.72	(1.87	)(d)	1.71	(e)	5.27	(e)	0.75	(e)	108	16	(d)

12.22	24.95	(d)	0.71	(e)	1.57	(e)	1.16	(e)	165	37	(d)
9.78	0.81		0.71		1.95		1.34		194	61
13.77	(8.48)		0.71		0.86		1.35		1,405	100
19.22	56.78		0.68		0.78		2.60		2,394	99
12.98	(11.54)		0.71		0.98		2.33		40	128

14.76	(1.60	)(d)	0.71	(e)	4.37	(e)	1.75	(e)	492	16	(d)

12.04	25.03	(d)	0.70	(e)	1.44	(e)	1.14	(e)	11	37	(d)
9.63	0.82		0.71		1.61		1.13		9	61
13.64	(8.48)		0.70		0.76		1.37		13	100
19.10	56.91		0.67		0.67		2.13		18	99
12.98	(11.50)		0.63		0.84		2.40		12	128

14.76	(1.60	)(d)	0.63	(e)	4.21	(e)	1.83	(e)	492	16	(d)

12.47	24.95	(d)	0.71	(e)	1.45	(e)	1.10	(e)	9,044	37	(d)
9.98	0.89		0.71		1.56		0.92		4,982	61
13.63	(8.55)		0.69		0.69		1.49		243	100
19.10	56.79		0.68		0.68		1.99		656,899	99
12.99	(11.43)		0.71		0.75		2.34		428,070	128

14.76	(1.60	)(d)	0.71	(e)	1.07	(e)	1.10	(e)	38,221	16	(d)

See Notes to Financial Statements.	105

Financial Highlights (unaudited)(concluded)

FOCUSED LARGE CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net invest- ment income	Net realized gain	Return of capital	Total distri- butions
Class R3
4/30/2024(c)	$9.56	$0.04	$2.31		$2.35	$–	$–	$–	$–
10/31/2023	13.56	0.05	0.18	(f)	0.23	(1.40)	–	(2.83)	(4.23)
10/31/2022	18.99	0.12	(1.33)		(1.21)	(0.29)	(3.93)	–	(4.22)
10/31/2021	12.92	0.29	6.71		7.00	(0.12)	(0.81)	–	(0.93)
10/31/2020	14.74	0.23	(1.99)		(1.76)	(0.06)	–	–	(0.06)
7/26/2019 to
10/31/2019(g)(h)	15.00	0.05	(0.31	)(f)	(0.26)	–	–	–	–
Class R4
4/30/2024(c)	9.60	0.05	2.32		2.37	–	–	–	–
10/31/2023	13.59	0.09	0.17	(f)	0.26	(1.42)	–	(2.83)	(4.25)
10/31/2022	19.04	0.16	(1.35)		(1.19)	(0.33)	(3.93)	–	(4.26)
10/31/2021	12.95	0.33	6.73		7.06	(0.16)	(0.81)	–	(0.97)
10/31/2020	14.75	0.27	(1.99)		(1.72)	(0.08)	–	–	(0.08)
7/26/2019 to
10/31/2019(g)(h)	15.00	0.06	(0.31	)(f)	(0.25)	–	–	–	–
Class R5
4/30/2024(c)	9.63	0.07	2.33		2.40	–	–	–	–
10/31/2023	13.63	0.12	0.16	(f)	0.28	(1.45)	–	(2.83)	(4.28)
10/31/2022	19.09	0.20	(1.35)		(1.15)	(0.38)	(3.93)	–	(4.31)
10/31/2021	12.98	0.38	6.73		7.11	(0.19)	(0.81)	–	(1.00)
10/31/2020	14.76	0.30	(1.98)		(1.68)	(0.10)	–	–	(0.10)
7/26/2019 to
10/31/2019(g)(h)	15.00	0.07	(0.31	)(f)	(0.24)	–	–	–	–
Class R6
4/30/2024(c)	9.64	0.06	2.35		2.41	–	–	–	–
10/31/2023	13.65	0.11	0.16	(f)	0.27	(1.45)	–	(2.83)	(4.28)
10/31/2022	19.11	0.20	(1.35)		(1.15)	(0.38)	(3.93)	–	(4.31)
10/31/2021	12.99	0.39	6.73		7.12	(0.19)	(0.81)	–	(1.00)
10/31/2020	14.76	0.32	(1.99)		(1.67)	(0.10)	–	–	(0.10)
7/26/2019 to
10/31/2019(g)(h)	15.00	0.07	(0.31	)(f)	(0.24)	–	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain(loss) in the Statement of Operations, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(g)	Net investment income, net realized and unrealized gain amounted to less than $.01 for the period 7/26/2019 through 7/31/2019.
(h)	Commencement of operations was 7/26/2019, SEC effective date was 7/31/2019 and date shares first became available to the public was 8/1/2019.

106	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.91	24.58	(d)	1.21	(e)	1.97	(e)	0.63	(e)	$169	37	(d)
9.56	0.40		1.21		2.11		0.52		143	61
13.56	(8.88)		1.21		1.32		0.86		84	100
18.99	56.09		1.15		1.15		1.65		13	99
12.92	(11.98)		1.21		1.34		1.75		9	128

14.74	(1.73	)(d)	1.21	(e)	4.78	(e)	1.24	(e)	10	16	(d)

11.97	24.69	(d)	0.96	(e)	1.67	(e)	0.90	(e)	8	37	(d)
9.60	0.67		0.96		1.90		0.91		6	61
13.59	(8.73)		0.96		1.00		1.10		9	100
19.04	56.46		0.90		0.90		1.89		13	99
12.95	(11.74)		0.96		1.08		2.00		9	128

14.75	(1.67	)(d)	0.96	(e)	4.51	(e)	1.47	(e)	10	16	(d)

12.03	24.92	(d)	0.71	(e)	1.42	(e)	1.16	(e)	8	37	(d)
9.63	0.91		0.71		1.66		1.15		6	61
13.63	(8.49)		0.71		0.75		1.37		9	100
19.09	56.83		0.65		0.65		2.14		13	99
12.98	(11.51)		0.71		0.84		2.2		49	128

14.76	(1.60	)(d)	0.71	(e)	4.27	(e)	1.75	(e)	10	16	(d)

12.05	25.00	(d)	0.70	(e)	1.43	(e)	1.13	(e)	2,036	37	(d)
9.64	0.82		0.71		1.62		1.07		1,223	61
13.65	(8.48)		0.70		0.77		1.36		1,347	100
19.11	56.86		0.68		0.68		2.17		1,539	99
12.99	(11.43)		0.63		0.81		2.38		366	128

14.76	(1.60	)(d)	0.63	(e)	4.21	(e)	1.83	(e)	517	16	(d)

See Notes to Financial Statements.	107

Financial Highlights (unaudited)

FOCUSED SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2024(c)	$21.93	$(0.01)	$3.28	$3.27	$– (d)	$–	$–
10/31/2023	23.97	0.07	(1.17)	(1.10)	(0.10)	(0.84)	(0.94)
10/31/2022	30.62	0.05	(3.54)	(3.49)	–	(3.16)	(3.16)
10/31/2021	18.77	0.01	12.00	12.01	(0.16)	–	(0.16)
10/31/2020	25.14	0.14	(2.40)	(2.26)	–	(4.11)	(4.11)
10/31/2019	29.02	(0.04)	0.39	0.35	–	(4.23)	(4.23)
Class C
4/30/2024(c)	23.17	(0.11)	3.48	3.37	–	–	–
10/31/2023	25.36	(0.11)	(1.24)	(1.35)	–	(0.84)	(0.84)
10/31/2022	32.44	(0.15)	(3.77)	(3.92)	–	(3.16)	(3.16)
10/31/2021	19.99	(0.30)	12.87	12.57	(0.12)	–	(0.12)
10/31/2020	26.71	(0.08)	(2.53)	(2.61)	–	(4.11)	(4.11)
6/28/2019 to 10/31/2019(g)	27.39	(0.03)	(0.65)	(0.68)	–	–	–
Class F
4/30/2024(c)	24.06	0.03	3.60	3.63	–	–	–
10/31/2023	26.17	0.18	(1.33)	(1.15)	(0.12)	(0.84)	(0.96)
10/31/2022	33.11	0.12	(3.86)	(3.74)	(0.04)	(3.16)	(3.20)
10/31/2021	20.30	0.01	13.04	13.05	(0.24)	–	(0.24)
10/31/2020	26.80	0.09	(2.48)	(2.39)	–	(4.11)	(4.11)
6/28/2019 to 10/31/2019(g)	27.39	0.06	(0.65)	(0.59)	–	–	–
Class F3
4/30/2024(c)	24.06	0.03	3.60	3.63	(0.07)	–	(0.07)
10/31/2023	26.20	0.15	(1.28)	(1.13)	(0.17)	(0.84)	(1.01)
10/31/2022	33.15	0.14	(3.86)	(3.72)	(0.07)	(3.16)	(3.23)
10/31/2021	20.32	0.11	12.97	13.08	(0.25)	–	(0.25)
10/31/2020	26.80	0.19	(2.56)	(2.37)	–	(4.11)	(4.11)
6/28/2019 to 10/31/2019(g)	27.39	0.06	(0.65)	(0.59)	–	–	–
Class I
4/30/2024(c)	23.99	0.03	3.59	3.62	(0.07)	–	(0.07)
10/31/2023	26.14	0.14	(1.28)	(1.14)	(0.17)	(0.84)	(1.01)
10/31/2022	33.10	0.12	(3.85)	(3.73)	(0.07)	(3.16)	(3.23)
10/31/2021	20.30	0.11	12.94	13.05	(0.25)	–	(0.25)
10/31/2020	26.80	0.19	(2.58)	(2.39)	–	(4.11)	(4.11)
10/31/2019	30.64	(0.02)	0.41	0.39	–	(4.23)	(4.23)
Class R5
4/30/2024(c)	24.00	0.03	3.58	3.61	(0.07)	–	(0.07)
10/31/2023	26.15	0.14	(1.28)	(1.14)	(0.17)	(0.84)	(1.01)
10/31/2022	33.10	0.18	(3.90)	(3.72)	(0.07)	(3.16)	(3.23)
10/31/2021	20.29	0.10	12.96	13.06	(0.25)	–	(0.25)
10/31/2020	26.80	0.17	(2.57)	(2.40)	–	(4.11)	(4.11)
6/28/2019 to 10/31/2019(g)	27.39	0.05	(0.64)	(0.59)	–	–	–

108	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$25.20	14.93	(e)	1.28	(f)	1.33	(f)	(0.06	)(f)	$12,303	33	(e)
21.93	(4.90)		1.28		1.33		0.30		11,487	54
23.97	(12.99)		1.28		1.29		0.20		16,026	63
30.62	64.27		1.22		1.22		0.03		19,525	116
18.77	(11.21)		1.28		1.40		0.72		3,253	77
25.14	1.68		1.53		1.58		(0.16)		5,729	135

26.54	14.54	(e)	2.03	(f)	2.08	(f)	(0.81	)(f)	2,495	33	(e)
23.17	(5.64)		2.03		2.08		(0.45)		2,499	54
25.36	(13.61)		2.03		2.04		(0.56)		3,624	63
32.44	63.10		1.96		1.96		(0.95)		5,028	116
19.99	(12.01)		2.03		2.20		(0.42)		102	77
26.71	(2.48	)(e)	2.03	(f)	2.14	(f)	(0.37	)(f)	10	135

27.69	15.09	(e)	1.03	(f)	1.18	(f)	0.20	(f)	2,324	33	(e)
24.06	(4.68)		1.03		1.18		0.69		4,246	54
26.17	(12.77)		1.03		1.13		0.41		21,683	63
33.11	64.73		0.97		1.07		0.04		66,993	116
20.30	(11.00)		1.03		1.30		0.43		784	77
26.80	(2.15	)(e)	1.03	(f)	1.30	(f)	0.65	(f)	10	135

27.62	15.12	(e)	0.97	(f)	1.01	(f)	0.25	(f)	12	33	(e)
24.06	(4.60)		0.97		1.01		0.57		10	54
26.20	(12.70)		0.95		0.95		0.51		11	63
33.15	64.72		0.92		0.92		0.35		14	116
20.32	(10.88)		0.95		1.14		0.92		9	77
26.80	(2.15	)(e)	0.95	(f)	1.15	(f)	0.71	(f)	10	135

27.54	15.11	(e)	1.03	(f)	1.08	(f)	0.19	(f)	74,383	33	(e)
23.99	(4.66)		1.03		1.08		0.52		71,703	54
26.14	(12.76)		1.03		1.03		0.41		82,062	63
33.10	64.71		0.95		0.96		0.35		118,351	116
20.30	(11.00)		1.03		1.18		0.92		69,689	77
26.80	1.77		1.45		1.50		(0.07)		114,088	135

27.54	15.06	(e)	1.03	(f)	1.08	(f)	0.19	(f)	207	33	(e)
24.00	(4.66)		1.03		1.08		0.55		185	54
26.15	(12.73)		1.03		1.05		0.69		272	63
33.10	64.71		0.94		0.94		0.31		17	116
20.29	(11.00)		1.03		1.16		0.83		9	77
26.80	(2.15	)(e)	1.03	(f)	1.15	(f)	0.62	(f)	10	135

See Notes to Financial Statements.	109

Financial Highlights (unaudited)(concluded)

FOCUSED SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R6
4/30/2024(c)	$24.06	$0.04	$3.59	$3.63	$(0.07)	$–	$(0.07)
10/31/2023	26.20	0.15	(1.28)	(1.13)	(0.17)	(0.84)	(1.01)
10/31/2022	33.16	0.14	(3.87)	(3.73)	(0.07)	(3.16)	(3.23)
10/31/2021	20.33	0.07	13.01	13.08	(0.25)	–	(0.25)
10/31/2020	26.81	0.18	(2.55)	(2.37)	–	(4.11)	(4.11)
6/28/2019 to 10/31/2019(g)	27.39	0.09	(0.67)	(0.58)	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Amount is less than $0.01.
(e)	Not annualized.
(f)	Annualized.
(g)	Commencement of operations was 6/28/2019 and date shares first became available to the public was 7/1/2019.

110	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$27.62	15.12	(e)	0.97	(f)	1.03	(f)	0.25	(f)	$12,853	33	(e)
24.06	(4.60)		0.97		1.03		0.56		9,998	54
26.20	(12.73)		0.98		0.98		0.50		10,472	63
33.16	64.69		0.94		0.95		0.22		11,274	116
20.33	(10.87)		0.95		1.16		0.90		1,717	77
26.81	(2.12	)(e)	0.95	(f)	1.24	(f)	1.01	(f)	1,336	135

See Notes to Financial Statements.	111

Financial Highlights (unaudited)

FUNDAMENTAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2024(c)	$11.92	$0.06	$2.49	$2.55	$(0.11)	$–	$(0.11)
10/31/2023	12.44	0.12	0.01	0.13	(0.14)	(0.51)	(0.65)
10/31/2022	15.04	0.15	(1.03)	(0.88)	(0.14)	(1.58)	(1.72)
10/31/2021	10.56	0.14	4.55	4.69	(0.21)	–	(0.21)
10/31/2020	12.53	0.19	(0.88)	(0.69)	(0.19)	(1.09)	(1.28)
10/31/2019	12.64	0.19	0.79	0.98	(0.18)	(0.91)	(1.09)
Class C
4/30/2024(c)	10.13	0.01	2.12	2.13	(0.02)	–	(0.02)
10/31/2023	10.66	0.03	0.01	0.04	(0.06)	(0.51)	(0.57)
10/31/2022	13.10	0.05	(0.88)	(0.83)	(0.03)	(1.58)	(1.61)
10/31/2021	9.19	0.04	3.96	4.00	(0.09)	–	(0.09)
10/31/2020	11.04	0.10	(0.77)	(0.67)	(0.09)	(1.09)	(1.18)
10/31/2019	11.22	0.09	0.69	0.78	(0.05)	(0.91)	(0.96)
Class F
4/30/2024(c)	11.75	0.07	2.44	2.51	(0.12)	–	(0.12)
10/31/2023	12.26	0.14	0.02	0.16	(0.16)	(0.51)	(0.67)
10/31/2022	14.85	0.17	(1.02)	(0.85)	(0.16)	(1.58)	(1.74)
10/31/2021	10.44	0.16	4.48	4.64	(0.23)	–	(0.23)
10/31/2020	12.40	0.21	(0.87)	(0.66)	(0.21)	(1.09)	(1.30)
10/31/2019	12.52	0.21	0.78	0.99	(0.20)	(0.91)	(1.11)
Class F3
4/30/2024(c)	12.14	0.08	2.53	2.61	(0.14)	–	(0.14)
10/31/2023	12.65	0.16	0.02	0.18	(0.18)	(0.51)	(0.69)
10/31/2022	15.26	0.20	(1.05)	(0.85)	(0.18)	(1.58)	(1.76)
10/31/2021	10.71	0.19	4.60	4.79	(0.24)	–	(0.24)
10/31/2020	12.69	0.23	(0.90)	(0.67)	(0.22)	(1.09)	(1.31)
10/31/2019	12.78	0.23	0.80	1.03	(0.21)	(0.91)	(1.12)
Class I
4/30/2024(c)	12.03	0.08	2.51	2.59	(0.14)	–	(0.14)
10/31/2023	12.55	0.15	0.02	0.17	(0.18)	(0.51)	(0.69)
10/31/2022	15.16	0.19	(1.04)	(0.85)	(0.18)	(1.58)	(1.76)
10/31/2021	10.65	0.18	4.57	4.75	(0.24)	–	(0.24)
10/31/2020	12.63	0.22	(0.89)	(0.67)	(0.22)	(1.09)	(1.31)
10/31/2019	12.73	0.22	0.80	1.02	(0.21)	(0.91)	(1.12)
Class P
4/30/2024(c)	11.59	0.05	2.42	2.47	(0.08)	–	(0.08)
10/31/2023	12.12	0.09	0.01	0.10	(0.12)	(0.51)	(0.63)
10/31/2022	14.69	0.12	(1.00)	(0.88)	(0.11)	(1.58)	(1.69)
10/31/2021	10.33	0.11	4.44	4.55	(0.19)	–	(0.19)
10/31/2020	12.28	0.17	(0.86)	(0.69)	(0.17)	(1.09)	(1.26)
10/31/2019	12.40	0.16	0.77	0.93	(0.14)	(0.91)	(1.05)

112	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.36	21.53 (d)	0.95	(e)	0.95	(e)	0.89	(e)	$1,224,160	22	(d)
11.92	0.92	0.94		0.94		0.98		1,068,294	26
12.44	(6.81)	0.96		0.96		1.19		1,186,259	50
15.04	44.87	0.96		0.96		1.06		1,382,625	73
10.56	(6.39)	0.94		0.94		1.79		1,067,309	59
12.53	8.52	0.99		0.99		1.57		1,378,201	88

12.24	21.01 (d)	1.70	(e)	1.70	(e)	0.14	(e)	23,461	22	(d)
10.13	0.15	1.69		1.69		0.26		23,316	26
10.66	(7.50)	1.71		1.71		0.43		38,197	50
13.10	43.75	1.71		1.71		0.32		55,600	73
9.19	(7.07)	1.69		1.69		1.05		60,191	59
11.04	7.71	1.74		1.74		0.83		157,803	88

14.14	21.55 (d)	0.80	(e)	0.80	(e)	1.04	(e)	24,706	22	(d)
11.75	1.14	0.79		0.79		1.19		24,745	26
12.26	(6.75)	0.81		0.81		1.32		69,775	50
14.85	45.02	0.81		0.81		1.21		146,249	73
10.44	(6.22)	0.79		0.79		1.93		116,340	59
12.40	8.71	0.84		0.84		1.73		183,310	88

14.61	21.70 (d)	0.63	(e)	0.63	(e)	1.20	(e)	20,601	22	(d)
12.14	1.26	0.63		0.63		1.28		17,642	26
12.65	(6.58)	0.63		0.63		1.53		18,159	50
15.26	45.36	0.63		0.63		1.39		19,916	73
10.71	(6.11)	0.63		0.63		2.10		15,378	59
12.69	8.92	0.64		0.64		1.92		20,698	88

14.48	21.72 (d)	0.70	(e)	0.70	(e)	1.12	(e)	558,783	22	(d)
12.03	1.18	0.69		0.69		1.22		545,537	26
12.55	(6.65)	0.71		0.71		1.48		561,349	50
15.16	45.21	0.71		0.71		1.32		281,392	73
10.65	(6.16)	0.69		0.69		2.06		262,216	59
12.63	8.84	0.74		0.74		1.79		613,182	88

13.98	21.45 (d)	1.15	(e)	1.15	(e)	0.70	(e)	2,973	22	(d)
11.59	0.65	1.14		1.14		0.80		3,237	26
12.12	(7.03)	1.16		1.16		0.99		4,074	50
14.69	44.55	1.16		1.16		0.84		4,881	73
10.33	(6.54)	1.14		1.14		1.58		3,614	59
12.28	8.30	1.19		1.19		1.36		5,117	88

See Notes to Financial Statements.	113

Financial Highlights (unaudited)(concluded)

FUNDAMENTAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
4/30/2024(c)	$11.56	$0.04	$2.42	$2.46	$(0.07)	$–	$(0.07)
10/31/2023	12.08	0.07	0.02	0.09	(0.10)	(0.51)	(0.61)
10/31/2022	14.64	0.10	(0.99)	(0.89)	(0.09)	(1.58)	(1.67)
10/31/2021	10.30	0.09	4.43	4.52	(0.18)	–	(0.18)
10/31/2020	12.24	0.15	(0.86)	(0.71)	(0.14)	(1.09)	(1.23)
10/31/2019	12.33	0.14	0.78	0.92	(0.10)	(0.91)	(1.01)
Class R3
4/30/2024(c)	11.61	0.04	2.43	2.47	(0.08)	–	(0.08)
10/31/2023	12.13	0.09	0.01	0.10	(0.11)	(0.51)	(0.62)
10/31/2022	14.70	0.12	(1.01)	(0.89)	(0.10)	(1.58)	(1.68)
10/31/2021	10.33	0.11	4.44	4.55	(0.18)	–	(0.18)
10/31/2020	12.28	0.16	(0.86)	(0.70)	(0.16)	(1.09)	(1.25)
10/31/2019	12.40	0.16	0.77	0.93	(0.14)	(0.91)	(1.05)
Class R4
4/30/2024(c)	11.84	0.06	2.48	2.54	(0.11)	–	(0.11)
10/31/2023	12.37	0.12	0.01	0.13	(0.15)	(0.51)	(0.66)
10/31/2022	14.96	0.15	(1.02)	(0.87)	(0.14)	(1.58)	(1.72)
10/31/2021	10.50	0.14	4.52	4.66	(0.20)	–	(0.20)
10/31/2020	12.46	0.19	(0.87)	(0.68)	(0.19)	(1.09)	(1.28)
10/31/2019	12.58	0.19	0.78	0.97	(0.18)	(0.91)	(1.09)
Class R5
4/30/2024(c)	12.04	0.08	2.51	2.59	(0.14)	–	(0.14)
10/31/2023	12.56	0.15	0.02	0.17	(0.18)	(0.51)	(0.69)
10/31/2022	15.17	0.18	(1.03)	(0.85)	(0.18)	(1.58)	(1.76)
10/31/2021	10.66	0.18	4.57	4.75	(0.24)	–	(0.24)
10/31/2020	12.63	0.22	(0.88)	(0.66)	(0.22)	(1.09)	(1.31)
10/31/2019	12.74	0.22	0.79	1.01	(0.21)	(0.91)	(1.12)
Class R6
4/30/2024(c)	12.15	0.08	2.53	2.61	(0.14)	–	(0.14)
10/31/2023	12.66	0.16	0.02	0.18	(0.18)	(0.51)	(0.69)
10/31/2022	15.27	0.19	(1.04)	(0.85)	(0.18)	(1.58)	(1.76)
10/31/2021	10.72	0.19	4.60	4.79	(0.24)	–	(0.24)
10/31/2020	12.69	0.23	(0.89)	(0.66)	(0.22)	(1.09)	(1.31)
10/31/2019	12.79	0.23	0.79	1.02	(0.21)	(0.91)	(1.12)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

114	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$13.95	21.33 (d)	1.30	(e)	1.30	(e)	0.53	(e)	$1,789	22	(d)
11.56	0.59	1.29		1.29		0.62		1,964	26
12.08	(7.17)	1.31		1.31		0.82		2,114	50
14.64	44.28	1.31		1.31		0.72		3,271	73
10.30	(6.68)	1.29		1.29		1.44		3,082	59
12.24	8.17	1.34		1.34		1.20		4,009	88

14.00	21.36 (d)	1.20	(e)	1.20	(e)	0.64	(e)	62,329	22	(d)
11.61	0.66	1.19		1.19		0.73		57,037	26
12.13	(7.10)	1.21		1.21		0.93		63,110	50
14.70	44.54	1.21		1.21		0.81		86,249	73
10.33	(6.62)	1.19		1.19		1.54		76,817	59
12.28	8.27	1.24		1.24		1.32		98,059	88

14.27	21.58 (d)	0.95	(e)	0.95	(e)	0.87	(e)	3,140	22	(d)
11.84	0.86	0.94		0.94		0.99		2,523	26
12.37	(6.80)	0.96		0.96		1.20		2,969	50
14.96	44.80	0.96		0.96		1.04		2,988	73
10.50	(6.35)	0.94		0.94		1.79		2,228	59
12.46	8.51	0.99		0.99		1.56		4,880	88

14.49	21.71 (d)	0.70	(e)	0.70	(e)	1.12	(e)	994	22	(d)
12.04	1.17	0.69		0.69		1.22		781	26
12.56	(6.64)	0.71		0.71		1.42		776	50
15.17	45.17	0.71		0.71		1.31		986	73
10.66	(6.08)	0.69		0.69		2.07		901	59
12.63	8.76	0.74		0.74		1.80		1,482	88

14.62	21.69 (d)	0.63	(e)	0.63	(e)	1.21	(e)	9,107	22	(d)
12.15	1.26	0.63		0.63		1.29		7,577	26
12.66	(6.57)	0.63		0.63		1.44		8,039	50
15.27	45.31	0.63		0.63		1.39		16,209	73
10.72	(6.03)	0.63		0.63		2.10		11,403	59
12.69	8.83	0.64		0.64		1.89		21,815	88

See Notes to Financial Statements.	115

Financial Highlights (unaudited)

GLOBAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2024(c)	$12.42	$0.07		$2.69	$2.76	$(0.12)	$–	$(0.12)
10/31/2023	11.37	0.13		1.00	1.13	(0.08)	–	(0.08)
10/31/2022	16.61	0.10		(3.04)	(2.94)	(0.12)	(2.18)	(2.30)
10/31/2021	12.59	0.14		4.57	4.71	(0.18)	(0.51)	(0.69)
10/31/2020	11.52	0.11		1.09	1.20	(0.13)	–	(0.13)
10/31/2019	10.93	0.13		0.97	1.10	(0.09)	(0.42)	(0.51)
Class C
4/30/2024(c)	12.24	0.02		2.65	2.67	(0.03)	–	(0.03)
10/31/2023	11.22	0.04		0.98	1.02	–	–	–
10/31/2022	16.41	–	(f)	(3.00)	(3.00)	(0.01)	(2.18)	(2.19)
10/31/2021	12.46	0.02		4.53	4.55	(0.09)	(0.51)	(0.60)
10/31/2020	11.40	0.02		1.08	1.10	(0.04)	–	(0.04)
10/31/2019	10.81	0.05		0.97	1.02	(0.01)	(0.42)	(0.43)
Class F
4/30/2024(c)	12.45	0.08		2.70	2.78	(0.13)	–	(0.13)
10/31/2023	11.39	0.16		0.99	1.15	(0.09)	–	(0.09)
10/31/2022	16.65	0.11		(3.05)	(2.94)	(0.14)	(2.18)	(2.32)
10/31/2021	12.62	0.16		4.59	4.75	(0.21)	(0.51)	(0.72)
10/31/2020	11.54	0.12		1.11	1.23	(0.15)	–	(0.15)
10/31/2019	10.94	0.15		0.97	1.12	(0.10)	(0.42)	(0.52)
Class F3
4/30/2024(c)	12.47	0.10		2.70	2.80	(0.16)	–	(0.16)
10/31/2023	11.41	0.18		1.00	1.18	(0.12)	–	(0.12)
10/31/2022	16.68	0.13		(3.06)	(2.93)	(0.16)	(2.18)	(2.34)
10/31/2021	12.63	0.19		4.60	4.79	(0.23)	(0.51)	(0.74)
10/31/2020	11.56	0.14		1.10	1.24	(0.17)	–	(0.17)
10/31/2019	10.96	0.16		0.97	1.13	(0.11)	(0.42)	(0.53)
Class I
4/30/2024(c)	12.45	0.10		2.69	2.79	(0.15)	–	(0.15)
10/31/2023	11.40	0.16		1.00	1.16	(0.11)	–	(0.11)
10/31/2022	16.66	0.12		(3.04)	(2.92)	(0.16)	(2.18)	(2.34)
10/31/2021	12.62	0.18		4.59	4.77	(0.22)	(0.51)	(0.73)
10/31/2020	11.55	0.14		1.09	1.23	(0.16)	–	(0.16)
10/31/2019	10.95	0.16		0.97	1.13	(0.11)	(0.42)	(0.53)
Class R3
4/30/2024(c)	12.31	0.05		2.68	2.73	(0.09)	–	(0.09)
10/31/2023	11.26	0.10		0.99	1.09	(0.04)	–	(0.04)
10/31/2022	16.47	0.08		(3.02)	(2.94)	(0.09)	(2.18)	(2.27)
10/31/2021	12.51	0.11		4.52	4.63	(0.16)	(0.51)	(0.67)
10/31/2020	11.45	0.08		1.09	1.17	(0.11)	–	(0.11)
10/31/2019	10.90	0.11		0.96	1.07	(0.10)	(0.42)	(0.52)

116	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.06	22.28	(d)	0.90	(e)	2.07	(e)	1.01	(e)	$6,838	20	(d)
12.42	9.98		0.90		2.55		1.08		5,163	55
11.37	(20.30)		0.90		3.43		0.79		4,236	70
16.61	38.37		0.90		3.53		0.88		5,016	87
12.59	10.52		0.90		4.32		0.92		2,622	141
11.52	10.85		0.90		4.20		1.24		3,551	65

14.88	21.83	(d)	1.65	(e)	2.78	(e)	0.31	(e)	571	20	(d)
12.24	9.09		1.65		3.33		0.35		345	55
11.22	(20.87)		1.65		4.05		(0.03)		392	70
16.41	37.27		1.65		4.29		0.14		826	87
12.46	9.75		1.65		5.12		0.17		537	141
11.40	10.05		1.65		4.96		0.46		581	65

15.10	22.43	(d)	0.75	(e)	1.93	(e)	1.16	(e)	1,351	20	(d)
12.45	10.16		0.75		2.42		1.25		1,099	55
11.39	(20.26)		0.75		3.21		0.86		1,277	70
16.65	38.59		0.75		3.40		1.07		2,146	87
12.62	10.73		0.75		4.23		1.06		1,445	141
11.54	11.07		0.75		4.09		1.37		2,207	65

15.11	22.50	(d)	0.56	(e)	1.71	(e)	1.36	(e)	17	20	(d)
12.47	10.38		0.57		2.04		1.42		14	55
11.41	(20.15)		0.59		2.99		0.99		13	70
16.68	38.90		0.61		3.20		1.20		18	87
12.63	10.78		0.62		4.09		1.19		14	141
11.56	11.22		0.63		3.88		1.50		13	65

15.09	22.50	(d)	0.65	(e)	1.74	(e)	1.36	(e)	9,874	20	(d)
12.45	10.26		0.65		2.29		1.32		3,245	55
11.40	(20.17)		0.65		3.12		0.93		1,085	70
16.66	38.78		0.65		3.30		1.16		1,837	87
12.62	10.75		0.65		4.16		1.18		1,400	141
11.55	11.19		0.65		3.95		1.49		1,264	65

14.95	22.19	(d)	1.15	(e)	2.32	(e)	0.75	(e)	739	20	(d)
12.31	9.67		1.15		2.80		0.83		598	55
11.26	(20.47)		1.15		3.67		0.59		506	70
16.47	37.85		1.15		3.78		0.70		470	87
12.51	10.25		1.15		4.67		0.68		241	141
11.45	10.63		1.15		4.46		0.98		200	65

See Notes to Financial Statements.	117

Financial Highlights (unaudited)(concluded)

GLOBAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
4/30/2024(c)	$12.41	$0.07	$2.70	$2.77	$–	$–	$–
10/31/2023	11.37	0.15	0.98	1.13	(0.09)	–	(0.09)
10/31/2022	16.62	0.14	(3.09)	(2.95)	(0.12)	(2.18)	(2.30)
10/31/2021	12.60	0.14	4.58	4.72	(0.19)	(0.51)	(0.70)
10/31/2020	11.53	0.11	1.10	1.21	(0.14)	–	(0.14)
10/31/2019	10.93	0.13	0.97	1.10	(0.08)	(0.42)	(0.50)
Class R5
4/30/2024(c)	12.46	0.09	2.70	2.79	(0.15)	–	(0.15)
10/31/2023	11.40	0.17	1.00	1.17	(0.11)	–	(0.11)
10/31/2022	16.66	0.12	(3.04)	(2.92)	(0.16)	(2.18)	(2.34)
10/31/2021	12.62	0.18	4.59	4.77	(0.22)	(0.51)	(0.73)
10/31/2020	11.55	0.14	1.09	1.23	(0.16)	–	(0.16)
10/31/2019	10.95	0.16	0.97	1.13	(0.11)	(0.42)	(0.53)
Class R6
4/30/2024(c)	12.47	0.10	2.69	2.79	(0.15)	–	(0.15)
10/31/2023	11.41	0.18	1.00	1.18	(0.12)	–	(0.12)
10/31/2022	16.67	0.14	(3.06)	(2.92)	(0.16)	(2.18)	(2.34)
10/31/2021	12.63	0.19	4.59	4.78	(0.23)	(0.51)	(0.74)
10/31/2020	11.56	0.14	1.10	1.24	(0.17)	–	(0.17)
10/31/2019	10.96	0.17	0.96	1.13	(0.11)	(0.42)	(0.53)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount is less than $0.01.

118	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.18	22.32	(d)	0.90	(e)	2.07	(e)	1.00	(e)	$17	20	(d)
12.41	9.97		0.90		2.62		1.26		14	55
11.37	(20.37)		0.90		3.88		1.17		514	70
16.62	38.39		0.90		3.54		0.92		19	87
12.60	10.51		0.90		4.41		0.92		14	141
11.53	10.89		0.90		4.18		1.24		13	65

15.10	22.46	(d)	0.65	(e)	1.82	(e)	1.25	(e)	17	20	(d)
12.46	10.31		0.65		2.30		1.35		14	55
11.40	(20.17)		0.65		3.14		0.93		13	70
16.66	38.78		0.65		3.29		1.16		19	87
12.62	10.75		0.65		4.15		1.17		14	141
11.55	11.19		0.65		3.93		1.49		13	65

15.11	22.50	(d)	0.55	(e)	1.70	(e)	1.36	(e)	4,634	20	(d)
12.47	10.38		0.57		1.99		1.39		3,414	55
11.41	(20.10)		0.59		3.02		1.06		919	70
16.67	38.82		0.61		3.21		1.21		1,215	87
12.63	10.87		0.62		4.09		1.21		635	141
11.56	11.13		0.63		3.88		1.56		690	65

See Notes to Financial Statements.	119

Financial Highlights (unaudited)

GROWTH LEADERS FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
4/30/2024(c)	$27.67	$(0.09)	$8.60	$8.51	$–	$36.18
10/31/2023	26.45	(0.15)	1.37	1.22	–	27.67
10/31/2022	52.70	(0.16)	(16.09)	(16.25)	(10.00)	26.45
10/31/2021	42.25	(0.28)	15.10	14.82	(4.37)	52.70
10/31/2020	28.61	(0.19)	16.17	15.98	(2.34)	42.25
10/31/2019	29.82	(0.13)	3.57	3.44	(4.65)	28.61
Class C
4/30/2024(c)	23.76	(0.19)	7.38	7.19	–	30.95
10/31/2023	22.88	(0.31)	1.19	0.88	–	23.76
10/31/2022	47.22	(0.36)	(13.98)	(14.34)	(10.00)	22.88
10/31/2021	38.53	(0.57)	13.63	13.06	(4.37)	47.22
10/31/2020	26.47	(0.39)	14.79	14.40	(2.34)	38.53
10/31/2019	28.14	(0.31)	3.29	2.98	(4.65)	26.47
Class F
4/30/2024(c)	28.76	(0.05)	8.94	8.89	–	37.65
10/31/2023	27.42	(0.07)	1.41	1.34	–	28.76
10/31/2022	54.15	(0.08)	(16.65)	(16.73)	(10.00)	27.42
10/31/2021	43.20	(0.17)	15.49	15.32	(4.37)	54.15
10/31/2020	29.14	(0.11)	16.51	16.40	(2.34)	43.20
10/31/2019	30.21	(0.06)	3.64	3.58	(4.65)	29.14
Class F3
4/30/2024(c)	29.27	(0.04)	9.10	9.06	–	38.33
10/31/2023	27.89	(0.07)	1.45	1.38	–	29.27
10/31/2022	54.88	(0.06)	(16.93)	(16.99)	(10.00)	27.89
10/31/2021	43.70	(0.15)	15.70	15.55	(4.37)	54.88
10/31/2020	29.43	(0.10)	16.71	16.61	(2.34)	43.70
10/31/2019	30.45	(0.05)	3.68	3.63	(4.65)	29.43
Class I
4/30/2024(c)	29.02	(0.05)	9.02	8.97	–	37.99
10/31/2023	27.67	(0.09)	1.44	1.35	–	29.02
10/31/2022	54.56	(0.08)	(16.81)	(16.89)	(10.00)	27.67
10/31/2021	43.49	(0.17)	15.61	15.44	(4.37)	54.56
10/31/2020	29.32	(0.11)	16.62	16.51	(2.34)	43.49
10/31/2019	30.37	(0.06)	3.66	3.60	(4.65)	29.32
Class R2
4/30/2024(c)	26.59	(0.15)	8.26	8.11	–	34.70
10/31/2023	25.50	(0.23)	1.32	1.09	–	26.59
10/31/2022	51.32	(0.26)	(15.56)	(15.82)	(10.00)	25.50
10/31/2021	41.38	(0.44)	14.75	14.31	(4.37)	51.32
10/31/2020	28.15	(0.27)	15.84	15.57	(2.34)	41.38
10/31/2019	29.51	(0.22)	3.51	3.29	(4.65)	28.15
Class R3
4/30/2024(c)	26.62	(0.13)	8.27	8.14	–	34.76
10/31/2023	25.51	(0.22)	1.33	1.11	–	26.62
10/31/2022	51.28	(0.23)	(15.54)	(15.77)	(10.00)	25.51
10/31/2021	41.31	(0.39)	14.73	14.34	(4.37)	51.28
10/31/2020	28.09	(0.26)	15.82	15.56	(2.34)	41.31
10/31/2019	29.43	(0.19)	3.50	3.31	(4.65)	28.09

120	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

30.76	(d)	0.87	(e)	0.87	(e)	(0.53	)(e)	$1,924,410	52	(d)
4.61		0.91		0.91		(0.55)		1,491,196	120
(38.05)		0.91		0.91		(0.49)		1,569,330	146
37.77		0.89		0.89		(0.61)		2,713,887	140
60.35		0.90		0.90		(0.56)		1,920,930	93
15.32		0.93		0.93		(0.48)		1,001,973	143

30.26	(d)	1.62	(e)	1.62	(e)	(1.27	)(e)	467,146	52	(d)
3.85		1.66		1.66		(1.29)		425,713	120
(38.52)		1.66		1.66		(1.24)		543,043	146
36.75		1.64		1.64		(1.36)		1,142,002	140
59.17		1.65		1.65		(1.29)		906,259	93
14.45		1.68		1.68		(1.23)		631,400	143

30.91	(d)	0.62	(e)	0.72	(e)	(0.28	)(e)	267,126	52	(d)
4.89		0.66		0.76		(0.25)		244,364	120
(37.89)		0.66		0.76		(0.23)		775,269	146
38.13		0.64		0.74		(0.36)		4,331,228	140
60.72		0.65		0.75		(0.31)		2,708,762	93
15.63		0.68		0.78		(0.23)		1,444,533	143

30.95	(d)	0.58	(e)	0.58	(e)	(0.23	)(e)	427,706	52	(d)
4.95		0.59		0.59		(0.23)		382,432	120
(37.85)		0.59		0.59		(0.17)		430,492	146
38.23		0.58		0.58		(0.30)		697,858	140
60.84		0.59		0.59		(0.29)		265,851	93
15.68		0.62		0.62		(0.19)		74,378	143

30.91	(d)	0.62	(e)	0.62	(e)	(0.28	)(e)	2,537,833	52	(d)
4.88		0.66		0.66		(0.30)		2,124,007	120
(37.89)		0.66		0.66		(0.25)		2,087,818	146
38.13		0.64		0.64		(0.36)		1,282,161	140
60.72		0.65		0.65		(0.31)		1,037,283	93
15.62		0.68		0.68		(0.20)		520,195	143

30.50	(d)	1.22	(e)	1.22	(e)	(0.88	)(e)	1,616	52	(d)
4.27		1.26		1.26		(0.89)		1,452	120
(38.28)		1.26		1.26		(0.84)		2,155	146
37.32		1.24		1.24		(0.96)		3,275	140
59.75		1.25		1.25		(0.84)		1,551	93
14.94		1.28		1.28		(0.82)		1,153	143

30.58	(d)	1.12	(e)	1.12	(e)	(0.78	)(e)	21,093	52	(d)
4.35		1.16		1.16		(0.81)		15,019	120
(38.20)		1.16		1.16		(0.74)		13,621	146
37.44		1.14		1.14		(0.86)		21,928	140
59.94		1.15		1.15		(0.79)		18,790	93
15.03		1.18		1.18		(0.71)		13,610	143

See Notes to Financial Statements.	121

Financial Highlights (unaudited)(concluded)

GROWTH LEADERS FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class R4
4/30/2024(c)	$27.69	$(0.09)	$8.60	$8.51	$–	$36.20
10/31/2023	26.46	(0.15)	1.38	1.23	–	27.69
10/31/2022	52.72	(0.16)	(16.10)	(16.26)	(10.00)	26.46
10/31/2021	42.26	(0.28)	15.11	14.83	(4.37)	52.72
10/31/2020	28.62	(0.18)	16.16	15.98	(2.34)	42.26
10/31/2019	29.82	(0.13)	3.58	3.45	(4.65)	28.62
Class R5
4/30/2024(c)	29.04	(0.05)	9.02	8.97	–	38.01
10/31/2023	27.68	(0.09)	1.45	1.36	–	29.04
10/31/2022	54.58	(0.08)	(16.82)	(16.90)	(10.00)	27.68
10/31/2021	43.51	(0.17)	15.61	15.44	(4.37)	54.58
10/31/2020	29.33	(0.10)	16.62	16.52	(2.34)	43.51
10/31/2019	30.38	(0.06)	3.66	3.60	(4.65)	29.33
Class R6
4/30/2024(c)	29.27	(0.04)	9.10	9.06	–	38.33
10/31/2023	27.89	(0.07)	1.45	1.38	–	29.27
10/31/2022	54.88	(0.06)	(16.93)	(16.99)	(10.00)	27.89
10/31/2021	43.70	(0.15)	15.70	15.55	(4.37)	54.88
10/31/2020	29.43	(0.08)	16.69	16.61	(2.34)	43.70
10/31/2019	30.45	(0.05)	3.68	3.63	(4.65)	29.43

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

122	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

30.73	(d)	0.87	(e)	0.87	(e)	(0.53	)(e)	$11,578	52	(d)
4.65		0.91		0.91		(0.54)		9,595	120
(38.06)		0.91		0.91		(0.49)		10,901	146
37.79		0.89		0.89		(0.61)		18,549	140
60.33		0.90		0.90		(0.55)		12,667	93
15.35		0.93		0.93		(0.47)		6,543	143

30.93	(d)	0.62	(e)	0.62	(e)	(0.28	)(e)	10,722	52	(d)
4.88		0.66		0.66		(0.30)		9,206	120
(37.91)		0.66		0.66		(0.24)		9,706	146
38.13		0.64		0.64		(0.36)		19,722	140
60.74		0.65		0.65		(0.29)		14,216	93
15.61		0.68		0.68		(0.22)		9,344	143

30.95	(d)	0.58	(e)	0.58	(e)	(0.24	)(e)	137,823	52	(d)
4.95		0.59		0.59		(0.23)		113,990	120
(37.85)		0.59		0.59		(0.17)		124,498	146
38.23		0.58		0.58		(0.30)		181,524	140
60.84		0.60		0.60		(0.24)		65,478	93
15.68		0.62		0.62		(0.18)		36,932	143

See Notes to Financial Statements.	123

Financial Highlights (unaudited)

HEALTH CARE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2024(c)	$15.39	$(0.04)	$3.07	$3.03	$–	$–	$–
10/31/2023	17.07	(0.07)	(1.61)	(1.68)	–	–	–
10/31/2022	21.96	(0.05)	(3.37)	(3.42)	–	(1.47)	(1.47)
10/31/2021	19.27	(0.10)	5.10	5.00	–	(2.31)	(2.31)
10/31/2020	14.48	(0.06)	4.85	4.79	–	–	–
7/26/2019 to 10/31/2019(f)(g)	15.00	(0.01)	(0.51)	(0.52)	–	–	–
Class C
4/30/2024(c)	14.86	(0.10)	2.96	2.86	–	–	–
10/31/2023	16.61	(0.20)	(1.55)	(1.75)	–	–	–
10/31/2022	21.56	(0.17)	(3.31)	(3.48)	–	(1.47)	(1.47)
10/31/2021	19.09	(0.25)	5.03	4.78	–	(2.31)	(2.31)
10/31/2020	14.45	(0.19)	4.83	4.64	–	–	–
7/26/2019 to 10/31/2019(f)(g)	15.00	(0.04)	(0.51)	(0.55)	–	–	–
Class F
4/30/2024(c)	15.56	(0.01)	3.09	3.08	–	–	–
10/31/2023	17.22	(0.03)	(1.63)	(1.66)	–	–	–
10/31/2022	22.08	– (h)	(3.39)	(3.39)	–	(1.47)	(1.47)
10/31/2021	19.32	(0.05)	5.12	5.07	–	(2.31)	(2.31)
10/31/2020	14.49	– (h)	4.83	4.83	– (h)	–	–
7/26/2019 to 10/31/2019(f)(g)	15.00	(0.01)	(0.50)	(0.51)	–	–	–
Class F3
4/30/2024(c)	15.56	– (h)	3.09	3.09	–	–	–
10/31/2023	17.23	– (h)	(1.62)	(1.62)	(0.05)	–	(0.05)
10/31/2022	22.07	0.02	(3.39)	(3.37)	–	(1.47)	(1.47)
10/31/2021	19.33	(0.04)	5.11	5.07	(0.02)	(2.31)	(2.33)
10/31/2020	14.49	0.02	4.83	4.85	(0.01)	–	(0.01)
7/26/2019 to 10/31/2019(f)(g)	15.00	– (h)	(0.51)	(0.51)	–	–	–
Class I
4/30/2024(c)	15.53	(0.02)	3.10	3.08	–	–	–
10/31/2023	17.21	(0.03)	(1.63)	(1.66)	(0.02)	–	(0.02)
10/31/2022	22.07	– (h)	(3.39)	(3.39)	–	(1.47)	(1.47)
10/31/2021	19.32	(0.05)	5.11	5.06	–	(2.31)	(2.31)
10/31/2020	14.49	– (h)	4.84	4.84	(0.01)	–	(0.01)
7/26/2019 to 10/31/2019(f)(g)	15.00	(0.01)	(0.50)	(0.51)	–	–	–
Class R3
4/30/2024(c)	15.21	(0.06)	3.03	2.97	–	–	–
10/31/2023	16.91	(0.11)	(1.59)	(1.70)	–	–	–
10/31/2022	21.82	(0.09)	(3.35)	(3.44)	–	(1.47)	(1.47)
10/31/2021	19.21	(0.15)	5.07	4.92	–	(2.31)	(2.31)
10/31/2020	14.47	(0.10)	4.84	4.74	–	–	–
7/26/2019 to 10/31/2019(f)(g)	15.00	(0.02)	(0.51)	(0.53)	–	–	–

124	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$18.42	19.61	(d)	1.03	(e)	3.35	(e)	(0.41	)(e)	$4,357	54	(d)
15.39	(9.78)		1.03		3.53		(0.42)		3,853	74
17.07	(16.29)		1.03		4.11		(0.26)		3,177	49
21.96	28.56		1.03		3.90		(0.50)		3,507	59
19.27	33.08		1.03		6.30		(0.34)		2,022	114
14.48	(3.47	)(d)	1.03	(e)	9.00	(e)	(0.36	)(e)	906	16	(d)

17.72	19.17	(d)	1.78	(e)	4.10	(e)	(1.14	)(e)	1,149	54	(d)
14.86	(10.48)		1.78		4.26		(1.19)		930	74
16.61	(16.91)		1.78		4.85		(1.02)		607	49
21.56	27.57		1.78		4.62		(1.25)		786	59
19.09	32.11		1.78		7.05		(1.11)		328	114
14.45	(3.67	)(d)	1.78	(e)	9.84	(e)	(1.17	)(e)	129	16	(d)

18.64	19.72	(d)	0.78	(e)	3.20	(e)	(0.15	)(e)	208	54	(d)
15.56	(9.58)		0.78		3.41		(0.15)		173	74
17.22	(16.05)		0.78		3.97		0.01		373	49
22.08	28.88		0.78		3.63		(0.23)		587	59
19.32	33.34		0.78		5.73		–	(i)	109	114
14.49	(3.40	)(d)	0.78	(e)	8.95	(e)	(0.16	)(e)	483	16	(d)

18.65	19.86	(d)	0.61	(e)	3.05	(e)	0.02	(e)	34	54	(d)
15.56	(9.45)		0.62		3.11		(0.01)		28	74
17.23	(15.96)		0.68		3.69		0.09		31	49
22.07	28.91		0.71		3.55		(0.18)		40	59
19.33	33.49		0.70		5.37		0.11		35	114
14.49	(3.40	)(d)	0.70	(e)	8.72	(e)	(0.08	)(e)	483	16	(d)

18.61	19.76	(d)	0.78	(e)	3.13	(e)	(0.18	)(e)	39	54	(d)
15.53	(9.58)		0.78		3.26		(0.18)		49	74
17.21	(16.06)		0.78		3.85		(0.03)		15	49
22.07	28.82		0.78		3.66		(0.25)		20	59
19.32	33.40		0.78		5.53		0.02		17	114
14.49	(3.40	)(d)	0.78	(e)	8.85	(e)	(0.16	)(e)	106	16	(d)

18.18	19.45	(d)	1.28	(e)	3.60	(e)	(0.68	)(e)	22	54	(d)
15.21	(9.99)		1.28		3.75		(0.65)		24	74
16.91	(16.50)		1.28		4.35		(0.52)		11	49
21.82	28.19		1.28		4.17		(0.75)		15	59
19.21	32.76		1.28		6.53		(0.57)		13	114
14.47	(3.53	)(d)	1.28	(e)	9.36	(e)	(0.64	)(e)	10	16	(d)

See Notes to Financial Statements.	125

Financial Highlights (unaudited)(concluded)

HEALTH CARE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
4/30/2024(c)	$15.39	$(0.04)	$3.06	$3.02	$–	$–	$–
10/31/2023	17.07	(0.07)	(1.61)	(1.68)	–	–	–
10/31/2022	21.95	(0.04)	(3.37)	(3.41)	–	(1.47)	(1.47)
10/31/2021	19.27	(0.10)	5.09	4.99	–	(2.31)	(2.31)
10/31/2020	14.48	(0.05)	4.84	4.79	–	–	–
7/26/2019 to 10/31/2019(f)(g)	15.00	(0.01)	(0.51)	(0.52)	–	–	–
Class R5
4/30/2024(c)	15.53	(0.01)	3.09	3.08	–	–	–
10/31/2023	17.21	(0.03)	(1.63)	(1.66)	(0.02)	–	(0.02)
10/31/2022	22.07	– (h)	(3.39)	(3.39)	–	(1.47)	(1.47)
10/31/2021	19.32	(0.05)	5.12	5.07	(0.01)	(2.31)	(2.32)
10/31/2020	14.49	(0.01)	4.85	4.84	(0.01)	–	(0.01)
7/26/2019 to 10/31/2019(f)(g)	15.00	(0.01)	(0.50)	(0.51)	–	–	–
Class R6
4/30/2024(c)	15.56	– (h)	3.10	3.10	–	–	–
10/31/2023	17.24	– (h)	(1.63)	(1.63)	(0.05)	–	(0.05)
10/31/2022	22.08	0.01	(3.38)	(3.37)	–	(1.47)	(1.47)
10/31/2021	19.34	(0.04)	5.11	5.07	(0.02)	(2.31)	(2.33)
10/31/2020	14.49	0.01	4.85	4.86	(0.01)	–	(0.01)
7/26/2019 to 10/31/2019(f)(g)	15.00	– (h)	(0.51)	(0.51)	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commencement of operations was 7/26/2019, SEC effective date was 7/31/2019 and date shares first became available to the public was 8/1/2019.
(g)	Net investment income, net realized and unrealized gain amounted to less than $.01 for the period 7/26/2019 through 7/31/2019.
(h)	Amount is less than $0.01.
(i)	Amount is less than 0.01%.

126	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$18.41	19.62	(d)	1.02	(e)	3.33	(e)	(0.42	)(e)	$12	54	(d)
15.39	(9.84)		1.03		3.53		(0.41)		10	74
17.07	(16.25)		1.03		4.10		(0.26)		11	49
21.95	28.50		1.03		3.92		(0.50)		15	59
19.27	33.08		1.03		6.27		(0.31)		13	114
14.48	(3.47	)(d)	1.03	(e)	9.12	(e)	(0.40	)(e)	10	16	(d)

18.61	19.76	(d)	0.75	(e)	3.06	(e)	(0.12	)(e)	12	54	(d)
15.53	(9.58)		0.78		3.28		(0.15)		10	74
17.21	(16.06)		0.78		3.84		(0.01)		11	49
22.07	28.86		0.78		3.67		(0.24)		15	59
19.32	33.39		0.78		6.02		(0.06)		13	114
14.49	(3.40	)(d)	0.78	(e)	8.83	(e)	(0.16	)(e)	10	16	(d)

18.66	19.85	(d)	0.60	(e)	3.04	(e)	0.03	(e)	2,318	54	(d)
15.56	(9.44)		0.62		3.11		(0.01)		1,885	74
17.24	(15.95)		0.68		3.68		0.08		2,198	49
22.08	28.89		0.70		3.48		(0.17)		2,851	59
19.34	33.56		0.70		5.83		0.07		1,188	114
14.49	(3.40	)(d)	0.70	(e)	8.72	(e)	(0.08	)(e)	484	16	(d)

See Notes to Financial Statements.	127

Financial Highlights (unaudited)

INTERNATIONAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2024(c)	$12.37	$0.10	$2.49	$2.59	$(0.24)	$–	$(0.24)
10/31/2023	11.61	0.22	0.79	1.01	(0.25)	–	(0.25)
10/31/2022	17.67	0.26	(4.35)	(4.09)	(0.22)	(1.75)	(1.97)
10/31/2021	13.41	0.17	4.27	4.44	(0.18)	–	(0.18)
10/31/2020	13.19	0.12	0.30	0.42	(0.20)	–	(0.20)
10/31/2019	12.18	0.18	1.08	1.26	(0.25)	–	(0.25)
Class C
4/30/2024(c)	12.31	0.04	2.49	2.53	(0.06)	–	(0.06)
10/31/2023	11.53	0.08	0.83	0.91	(0.13)	–	(0.13)
10/31/2022	17.54	0.15	(4.34)	(4.19)	(0.07)	(1.75)	(1.82)
10/31/2021	13.31	0.05	4.22	4.27	(0.04)	–	(0.04)
10/31/2020	13.08	0.02	0.30	0.32	(0.09)	–	(0.09)
10/31/2019	12.02	0.08	1.08	1.16	(0.10)	–	(0.10)
Class F
4/30/2024(c)	12.33	0.11	2.48	2.59	(0.26)	–	(0.26)
10/31/2023	11.57	0.22	0.81	1.03	(0.27)	–	(0.27)
10/31/2022	17.61	0.25	(4.29)	(4.04)	(0.25)	(1.75)	(2.00)
10/31/2021	13.36	0.22	4.22	4.44	(0.19)	–	(0.19)
10/31/2020	13.13	0.10	0.35	0.45	(0.22)	–	(0.22)
10/31/2019	12.12	0.20	1.08	1.28	(0.27)	–	(0.27)
Class F3
4/30/2024(c)	12.58	0.13	2.53	2.66	(0.28)	–	(0.28)
10/31/2023	11.80	0.28	0.79	1.07	(0.29)	–	(0.29)
10/31/2022	17.92	0.33	(4.44)	(4.11)	(0.26)	(1.75)	(2.01)
10/31/2021	13.59	0.23	4.32	4.55	(0.22)	–	(0.22)
10/31/2020	13.36	0.16	0.30	0.46	(0.23)	–	(0.23)
10/31/2019	12.32	0.22	1.11	1.33	(0.29)	–	(0.29)
Class I
4/30/2024(c)	12.54	0.12	2.52	2.64	(0.27)	–	(0.27)
10/31/2023	11.77	0.26	0.80	1.06	(0.29)	–	(0.29)
10/31/2022	17.88	0.31	(4.41)	(4.10)	(0.26)	(1.75)	(2.01)
10/31/2021	13.56	0.21	4.32	4.53	(0.21)	–	(0.21)
10/31/2020	13.33	0.16	0.30	0.46	(0.23)	–	(0.23)
10/31/2019	12.30	0.23	1.08	1.31	(0.28)	–	(0.28)
Class P
4/30/2024(c)	12.40	0.09	2.48	2.57	(0.21)	–	(0.21)
10/31/2023	11.63	0.19	0.81	1.00	(0.23)	–	(0.23)
10/31/2022	17.69	0.24	(4.37)	(4.13)	(0.18)	(1.75)	(1.93)
10/31/2021	13.42	0.09	4.31	4.40	(0.13)	–	(0.13)
10/31/2020	13.20	0.09	0.30	0.39	(0.17)	–	(0.17)
10/31/2019	12.17	0.16	1.09	1.25	(0.22)	–	(0.22)

128	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.72	21.11	(d)	0.92	(e)	0.95	(e)	1.47	(e)	$152,738	39	(d)
12.37	8.72		0.95		0.99		1.65		132,735	106
11.61	(25.75)		1.17		1.22		1.89		131,097	87
17.67	33.15		1.17		1.19		1.04		193,680	58
13.41	3.23		1.17		1.21		0.90		154,161	77
13.19	10.64		1.17		1.17		1.43		178,701	88

14.78	20.63	(d)	1.67	(e)	1.70	(e)	0.63	(e)	1,412	39	(d)
12.31	7.82		1.72		1.76		0.63		1,414	106
11.53	(26.26)		1.92		1.97		1.09		4,161	87
17.54	32.20		1.92		1.94		0.28		7,622	58
13.31	2.27		1.92		2.00		0.17		6,676	77
13.08	9.88		1.92		1.92		0.68		10,652	88

14.66	21.15	(d)	0.77	(e)	0.80	(e)	1.60	(e)	4,226	39	(d)
12.33	8.89		0.80		0.84		1.68		3,894	106
11.57	(25.57)		0.96		1.06		1.76		7,986	87
17.61	33.43		0.96		1.04		1.30		24,909	58
13.36	3.39		0.96		1.03		0.77		10,435	77
13.13	10.90		0.96		1.02		1.64		48,782	88

14.96	21.31	(d)	0.60	(e)	0.63	(e)	1.77	(e)	12,735	39	(d)
12.58	9.07		0.61		0.65		2.08		11,841	106
11.80	(25.50)		0.84		0.89		2.39		5,987	87
17.92	33.57		0.84		0.86		1.38		5,928	58
13.59	3.53		0.84		0.86		1.23		4,489	77
13.36	11.13		0.84		0.85		1.76		4,527	88

14.91	21.28	(d)	0.67	(e)	0.70	(e)	1.70	(e)	149,098	39	(d)
12.54	8.98		0.69		0.73		1.94		136,201	106
11.77	(25.51)		0.86		0.97		2.23		121,926	87
17.88	33.55		0.86		0.94		1.24		170,044	58
13.56	3.52		0.86		0.94		1.20		179,796	77
13.33	11.04		0.86		0.92		1.82		198,368	88

14.76	20.91	(d)	1.09	(e)	1.12	(e)	1.31	(e)	12	39	(d)
12.40	8.57		1.14		1.18		1.44		10	106
11.63	(25.89)		1.37		1.39		1.71		9	87
17.69	32.90		1.37		1.39		0.53		13	58
13.42	2.96		1.37		1.40		0.72		38	77
13.20	10.50		1.37		1.37		1.25		42	88

See Notes to Financial Statements.	129

Financial Highlights (unaudited)(concluded)

INTERNATIONAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
4/30/2024(c)	$12.37	$0.08	$2.49	$2.57	$(0.20)	$–	$(0.20)
10/31/2023	11.62	0.17	0.79	0.96	(0.21)	–	(0.21)
10/31/2022	17.67	0.22	(4.37)	(4.15)	(0.15)	(1.75)	(1.90)
10/31/2021	13.39	0.12	4.25	4.37	(0.09)	–	(0.09)
10/31/2020	13.17	0.06	0.32	0.38	(0.16)	–	(0.16)
10/31/2019	12.13	0.14	1.08	1.22	(0.18)	–	(0.18)
Class R3
4/30/2024(c)	12.15	0.09	2.43	2.52	(0.20)	–	(0.20)
10/31/2023	11.40	0.19	0.78	0.97	(0.22)	–	(0.22)
10/31/2022	17.38	0.22	(4.28)	(4.06)	(0.17)	(1.75)	(1.92)
10/31/2021	13.20	0.13	4.18	4.31	(0.13)	–	(0.13)
10/31/2020	12.98	0.08	0.30	0.38	(0.16)	–	(0.16)
10/31/2019	11.98	0.15	1.06	1.21	(0.21)	–	(0.21)
Class R4
4/30/2024(c)	12.30	0.10	2.47	2.57	(0.24)	–	(0.24)
10/31/2023	11.55	0.22	0.79	1.01	(0.26)	–	(0.26)
10/31/2022	17.58	0.26	(4.33)	(4.07)	(0.21)	(1.75)	(1.96)
10/31/2021	13.35	0.18	4.23	4.41	(0.18)	–	(0.18)
10/31/2020	13.14	0.11	0.30	0.41	(0.20)	–	(0.20)
10/31/2019	12.13	0.18	1.09	1.27	(0.26)	–	(0.26)
Class R5
4/30/2024(c)	12.45	0.29	2.32	2.61	(0.27)	–	(0.27)
10/31/2023	11.69	0.25	0.80	1.05	(0.29)	–	(0.29)
10/31/2022	17.78	0.21	(4.29)	(4.08)	(0.26)	(1.75)	(2.01)
10/31/2021	13.50	0.22	4.27	4.49	(0.21)	–	(0.21)
10/31/2020	13.27	0.15	0.31	0.46	(0.23)	–	(0.23)
10/31/2019	12.26	0.21	1.08	1.29	(0.28)	–	(0.28)
Class R6
4/30/2024(c)	12.57	0.13	2.53	2.66	(0.28)	–	(0.28)
10/31/2023	11.79	0.26	0.81	1.07	(0.29)	–	(0.29)
10/31/2022	17.91	0.31	(4.42)	(4.11)	(0.26)	(1.75)	(2.01)
10/31/2021	13.58	0.23	4.32	4.55	(0.22)	–	(0.22)
10/31/2020	13.35	0.16	0.30	0.46	(0.23)	–	(0.23)
10/31/2019	12.32	0.22	1.10	1.32	(0.29)	–	(0.29)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

130	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.74	20.90	(d)	1.27	(e)	1.30	(e)	1.17	(e)	$211	39	(d)
12.37	8.27		1.30		1.34		1.30		169	106
11.62	(25.98)		1.52		1.58		1.60		143	87
17.67	32.70		1.52		1.54		0.70		178	58
13.39	2.86		1.52		1.54		0.46		137	77
13.17	10.32		1.52		1.52		1.09		451	88

14.47	20.91	(d)	1.17	(e)	1.20	(e)	1.35	(e)	6,164	39	(d)
12.15	8.42		1.19		1.23		1.44		4,530	106
11.40	(25.88)		1.42		1.47		1.63		4,203	87
17.38	32.81		1.42		1.44		0.80		6,114	58
13.20	2.92		1.42		1.46		0.67		5,354	77
12.98	10.39		1.42		1.42		1.21		7,208	88

14.63	21.05	(d)	0.92	(e)	0.95	(e)	1.51	(e)	1,640	39	(d)
12.30	8.70		0.95		0.99		1.68		1,359	106
11.55	(25.71)		1.17		1.23		1.93		1,306	87
17.58	33.11		1.17		1.19		1.06		1,685	58
13.35	3.17		1.17		1.20		0.90		1,165	77
13.14	10.77		1.17		1.17		1.46		1,180	88

14.79	21.27	(d)	0.66	(e)	0.69	(e)	4.05	(e)	169	39	(d)
12.45	8.96		0.69		0.73		1.93		14	106
11.69	(25.56)		0.92		0.96		1.42		14	87
17.78	33.50		0.92		0.94		1.30		81	58
13.50	3.39		0.92		0.94		1.18		64	77
13.27	11.00		0.92		0.92		1.68		81	88

14.95	21.33	(d)	0.60	(e)	0.63	(e)	1.83	(e)	3,987	39	(d)
12.57	9.08		0.62		0.66		1.99		3,263	106
11.79	(25.51)		0.84		0.88		2.21		2,639	87
17.91	33.60		0.84		0.86		1.36		4,180	58
13.58	3.53		0.84		0.86		1.23		2,143	77
13.35	11.04		0.84		0.85		1.78		2,489	88

See Notes to Financial Statements.	131

Financial Highlights (unaudited)

INTERNATIONAL OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2024(c)	$15.94	$0.19	$2.17	$2.36	$(0.27)	$–	$(0.27)
10/31/2023	14.80	0.24	1.17	1.41	(0.27)	–	(0.27)
10/31/2022	21.36	0.19	(6.27)	(6.08)	(0.48)	–	(0.48)
10/31/2021	15.69	0.20	5.47	5.67	–	–	–
10/31/2020	16.02	0.06	(0.18)	(0.12)	(0.21)	–	(0.21)
10/31/2019	16.84	0.16	0.77	0.93	(0.17)	(1.58)	(1.75)
Class C
4/30/2024(c)	14.60	0.10	2.00	2.10	(0.12)	–	(0.12)
10/31/2023	13.54	0.09	1.10	1.19	(0.13)	–	(0.13)
10/31/2022	19.57	0.05	(5.76)	(5.71)	(0.32)	–	(0.32)
10/31/2021	14.47	0.04	5.06	5.10	–	–	–
10/31/2020	14.78	(0.05)	(0.19)	(0.24)	(0.07)	–	(0.07)
10/31/2019	15.61	0.04	0.71	0.75	– (f)	(1.58)	(1.58)
Class F
4/30/2024(c)	15.81	0.19	2.17	2.36	(0.29)	–	(0.29)
10/31/2023	14.67	0.19	1.23	1.42	(0.28)	–	(0.28)
10/31/2022	21.19	0.22	(6.23)	(6.01)	(0.51)	–	(0.51)
10/31/2021	15.53	0.23	5.43	5.66	–	–	–
10/31/2020	15.86	0.07	(0.17)	(0.10)	(0.23)	–	(0.23)
10/31/2019	16.70	0.18	0.76	0.94	(0.20)	(1.58)	(1.78)
Class F3
4/30/2024(c)	16.62	0.23	2.26	2.49	(0.32)	–	(0.32)
10/31/2023	15.41	0.30	1.23	1.53	(0.32)	–	(0.32)
10/31/2022	22.22	0.27	(6.54)	(6.27)	(0.54)	–	(0.54)
10/31/2021	16.26	0.29	5.67	5.96	–	–	–
10/31/2020	16.59	0.12	(0.20)	(0.08)	(0.25)	–	(0.25)
10/31/2019	17.38	0.22	0.80	1.02	(0.23)	(1.58)	(1.81)
Class I
4/30/2024(c)	16.50	0.22	2.25	2.47	(0.32)	–	(0.32)
10/31/2023	15.31	0.29	1.22	1.51	(0.32)	–	(0.32)
10/31/2022	22.08	0.24	(6.48)	(6.24)	(0.53)	–	(0.53)
10/31/2021	16.17	0.26	5.65	5.91	–	–	–
10/31/2020	16.51	0.10	(0.19)	(0.09)	(0.25)	–	(0.25)
10/31/2019	17.32	0.21	0.79	1.00	(0.23)	(1.58)	(1.81)
Class P
4/30/2024(c)	16.37	0.18	2.23	2.41	(0.13)	–	(0.13)
10/31/2023	15.18	0.19	1.23	1.42	(0.23)	–	(0.23)
10/31/2022	21.89	0.17	(6.45)	(6.28)	(0.43)	–	(0.43)
10/31/2021	16.10	0.17	5.62	5.79	–	–	–
10/31/2020	16.43	0.05	(0.22)	(0.17)	(0.16)	–	(0.16)
10/31/2019	17.18	0.14	0.79	0.93	(0.10)	(1.58)	(1.68)

132	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$18.03	14.84 (d)	1.22	(e)	1.24	(e)	2.09	(e)	$92,785	13	(d)
15.94	9.54	1.22		1.25		1.38		85,371	39
14.80	(29.03)	1.22		1.26		1.10		84,505	70
21.36	36.14	1.19		1.21		1.00		130,088	74
15.69	(0.84)	1.21		1.24		0.41		96,338	55
16.02	7.05	1.25		1.25		1.04		126,700	58

16.58	14.37 (d)	1.98	(e)	2.00	(e)	1.24	(e)	4,181	13	(d)
14.60	8.76	1.98		2.01		0.56		4,729	39
13.54	(29.58)	1.97		2.00		0.30		7,226	70
19.57	35.25	1.95		1.96		0.22		14,488	74
14.47	(1.63)	1.97		1.99		(0.38)		12,840	55
14.78	6.23	2.00		2.00		0.29		22,450	58

17.88	14.94 (d)	1.08	(e)	1.10	(e)	2.17	(e)	3,496	13	(d)
15.81	9.70	1.08		1.11		1.16		3,683	39
14.67	(28.93)	1.07		1.10		1.22		13,570	70
21.19	36.38	1.05		1.06		1.13		54,601	74
15.53	(0.72)	1.07		1.09		0.44		43,222	55
15.86	7.19	1.09		1.09		1.20		91,019	58

18.79	15.01 (d)	0.90	(e)	0.92	(e)	2.43	(e)	30,408	13	(d)
16.62	9.94	0.89		0.92		1.68		27,245	39
15.41	(28.83)	0.89		0.93		1.47		25,732	70
22.22	36.65	0.86		0.88		1.36		30,504	74
16.26	(0.54)	0.89		0.91		0.75		17,579	55
16.59	7.43	0.91		0.91		1.40		19,153	58

18.65	14.98 (d)	0.97	(e)	0.99	(e)	2.35	(e)	156,299	13	(d)
16.50	9.85	0.97		1.00		1.64		143,466	39
15.31	(28.85)	0.97		1.01		1.34		153,655	70
22.08	36.55	0.95		0.96		1.24		193,183	74
16.17	(0.62)	0.97		0.99		0.66		146,416	55
16.51	7.24	1.00		1.00		1.32		221,455	58

18.65	14.71 (d)	1.41	(e)	1.43	(e)	1.94	(e)	25	13	(d)
16.37	9.37	1.43		1.46		1.09		21	39
15.18	(29.19)	1.42		1.46		0.93		113	70
21.89	35.96	1.39		1.41		0.80		140	74
16.10	(1.08)	1.41		1.43		0.30		119	55
16.43	6.80	1.45		1.45		0.91		96	58

See Notes to Financial Statements.	133

Financial Highlights (unaudited)(concluded)

INTERNATIONAL OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
4/30/2024(c)	$15.59	$0.15	$2.13	$2.28	$(0.19)	$–	$(0.19)
10/31/2023	14.48	0.15	1.18	1.33	(0.22)	–	(0.22)
10/31/2022	20.89	0.13	(6.15)	(6.02)	(0.39)	–	(0.39)
10/31/2021	15.39	0.12	5.38	5.50	–	–	–
10/31/2020	15.72	0.01	(0.20)	(0.19)	(0.14)	–	(0.14)
10/31/2019	16.54	0.11	0.75	0.86	(0.10)	(1.58)	(1.68)
Class R3
4/30/2024(c)	15.59	0.16	2.14	2.30	(0.24)	–	(0.24)
10/31/2023	14.47	0.19	1.16	1.35	(0.23)	–	(0.23)
10/31/2022	20.82	0.15	(6.15)	(6.00)	(0.35)	–	(0.35)
10/31/2021	15.32	0.10	5.40	5.50	–	–	–
10/31/2020	15.64	0.02	(0.19)	(0.17)	(0.15)	–	(0.15)
10/31/2019	16.53	0.09	0.77	0.86	(0.17)	(1.58)	(1.75)
Class R4
4/30/2024(c)	15.86	0.19	2.16	2.35	(0.28)	–	(0.28)
10/31/2023	14.72	0.24	1.17	1.41	(0.27)	–	(0.27)
10/31/2022	21.26	0.19	(6.25)	(6.06)	(0.48)	–	(0.48)
10/31/2021	15.61	0.18	5.47	5.65	–	–	–
10/31/2020	15.95	0.07	(0.19)	(0.12)	(0.22)	–	(0.22)
10/31/2019	16.79	0.14	0.78	0.92	(0.18)	(1.58)	(1.76)
Class R5
4/30/2024(c)	16.49	0.22	2.25	2.47	(0.32)	–	(0.32)
10/31/2023	15.30	0.29	1.22	1.51	(0.32)	–	(0.32)
10/31/2022	22.07	0.24	(6.48)	(6.24)	(0.53)	–	(0.53)
10/31/2021	16.17	0.14	5.76	5.90	–	–	–
10/31/2020	16.50	0.08	(0.16)	(0.08)	(0.25)	–	(0.25)
10/31/2019	17.32	0.16	0.83	0.99	(0.23)	(1.58)	(1.81)
Class R6
4/30/2024(c)	16.62	0.23	2.26	2.49	(0.32)	–	(0.32)
10/31/2023	15.41	0.30	1.23	1.53	(0.32)	–	(0.32)
10/31/2022	22.22	0.26	(6.53)	(6.27)	(0.54)	–	(0.54)
10/31/2021	16.26	0.24	5.72	5.96	–	–	–
10/31/2020	16.59	0.11	(0.19)	(0.08)	(0.25)	–	(0.25)
10/31/2019	17.39	0.21	0.80	1.01	(0.23)	(1.58)	(1.81)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount is less than $0.01.

134	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$17.68	14.65 (d)	1.57	(e)	1.59	(e)	1.73	(e)	$1,566	13	(d)
15.59	9.17	1.57		1.60		0.93		1,402	39
14.48	(29.28)	1.57		1.61		0.72		1,913	70
20.89	35.74	1.55		1.56		0.63		2,771	74
15.39	(1.24)	1.57		1.59		0.06		2,522	55
15.72	6.67	1.60		1.60		0.72		3,318	58

17.65	14.73 (d)	1.47	(e)	1.49	(e)	1.88	(e)	4,871	13	(d)
15.59	9.30	1.47		1.50		1.16		4,508	39
14.47	(29.24)	1.47		1.51		0.84		4,129	70
20.82	35.90	1.45		1.47		0.51		6,838	74
15.32	(1.17)	1.46		1.49		0.10		15,313	55
15.64	6.77	1.50		1.50		0.58		19,568	58

17.93	14.84 (d)	1.22	(e)	1.24	(e)	2.11	(e)	2,609	13	(d)
15.86	9.54	1.22		1.25		1.39		2,278	39
14.72	(29.02)	1.22		1.26		1.10		1,935	70
21.26	36.19	1.20		1.22		0.91		2,869	74
15.61	(0.90)	1.21		1.24		0.44		4,889	55
15.95	7.06	1.25		1.25		0.93		6,293	58

18.64	14.99 (d)	0.97	(e)	0.99	(e)	2.37	(e)	2,293	13	(d)
16.49	9.85	0.97		1.00		1.62		2,009	39
15.30	(28.88)	0.97		1.00		1.33		1,877	70
22.07	36.49	0.95		0.97		0.70		3,283	74
16.17	(0.56)	0.96		0.99		0.47		15,842	55
16.50	7.25	1.00		1.00		1.00		17,765	58

18.79	15.01 (d)	0.90	(e)	0.92	(e)	2.44	(e)	18,292	13	(d)
16.62	9.94	0.89		0.92		1.70		16,179	39
15.41	(28.83)	0.89		0.93		1.42		15,946	70
22.22	36.65	0.87		0.89		1.14		25,184	74
16.26	(0.54)	0.89		0.91		0.72		31,986	55
16.59	7.37	0.91		0.91		1.30		33,183	58

See Notes to Financial Statements.	135

Financial Highlights (unaudited)

INTERNATIONAL VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
4/30/2024(c)	$6.81	$0.12	$1.05	$1.17	$(0.11)	$7.87
10/31/2023	6.14	0.19	0.68	0.87	(0.20)	6.81
10/31/2022	8.00	0.26	(1.79)	(1.53)	(0.33)	6.14
10/31/2021	6.03	0.21	1.98	2.19	(0.22)	8.00
10/31/2020	6.98	0.12	(0.94)	(0.82)	(0.13)	6.03
10/31/2019	6.73	0.20	0.26	0.46	(0.21)	6.98
Class C
4/30/2024(c)	6.76	0.09	1.05	1.14	(0.08)	7.82
10/31/2023	6.09	0.13	0.68	0.81	(0.14)	6.76
10/31/2022	7.93	0.22	(1.79)	(1.57)	(0.27)	6.09
10/31/2021	5.98	0.15	1.96	2.11	(0.16)	7.93
10/31/2020	6.92	0.07	(0.94)	(0.87)	(0.07)	5.98
10/31/2019	6.67	0.15	0.25	0.40	(0.15)	6.92
Class F
4/30/2024(c)	6.87	0.13	1.05	1.18	(0.11)	7.94
10/31/2023	6.18	0.19	0.70	0.89	(0.20)	6.87
10/31/2022	8.04	0.31	(1.83)	(1.52)	(0.34)	6.18
10/31/2021	6.06	0.23	1.98	2.21	(0.23)	8.04
10/31/2020	7.01	0.13	(0.94)	(0.81)	(0.14)	6.06
10/31/2019	6.76	0.21	0.26	0.47	(0.22)	7.01
Class F3
4/30/2024(c)	6.87	0.14	1.05	1.19	(0.11)	7.95
10/31/2023	6.19	0.22	0.68	0.90	(0.22)	6.87
10/31/2022	8.06	0.28	(1.80)	(1.52)	(0.35)	6.19
10/31/2021	6.07	0.24	1.99	2.23	(0.24)	8.06
10/31/2020	7.02	0.14	(0.95)	(0.81)	(0.14)	6.07
10/31/2019	6.77	0.22	0.26	0.48	(0.23)	7.02
Class I
4/30/2024(c)	6.87	0.13	1.06	1.19	(0.11)	7.95
10/31/2023	6.19	0.22	0.68	0.90	(0.22)	6.87
10/31/2022	8.06	0.32	(1.84)	(1.52)	(0.35)	6.19
10/31/2021	6.07	0.25	1.98	2.23	(0.24)	8.06
10/31/2020	7.03	0.15	(0.97)	(0.82)	(0.14)	6.07
10/31/2019	6.77	0.23	0.25	0.48	(0.22)	7.03

136	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)	Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

17.15 (d)	0.96	(e)	0.98	(e)	3.25	(e)	$211,521	26	(d)
14.09	0.98		1.02		2.72		190,585	46
(19.56)	1.12		1.18		3.66		181,412	67
36.44	1.12		1.14		2.73		242,422	61
(11.89)	1.12		1.18		1.91		186,426	71
6.91	1.12		1.16		2.97		256,381	62

16.83 (d)	1.71	(e)	1.73	(e)	2.43	(e)	2,617	26	(d)
13.22	1.74		1.78		1.91		2,733	46
(20.19)	1.87		1.93		3.00		5,037	67
35.37	1.87		1.89		1.88		10,707	61
(12.58)	1.87		1.93		1.09		13,027	71
6.12	1.87		1.91		2.17		32,274	62

17.23 (d)	0.81	(e)	0.83	(e)	3.38	(e)	5,156	26	(d)
14.33	0.83		0.89		2.71		4,786	46
(19.45)	0.92		1.02		4.11		9,803	67
36.78	0.92		0.99		2.93		29,094	61
(11.69)	0.92		1.03		2.06		23,560	71
7.04	0.92		1.01		3.10		37,857	62

17.43 (d)	0.62	(e)	0.64	(e)	3.58	(e)	32,364	26	(d)
14.42	0.65		0.69		3.07		28,831	46
(19.32)	0.80		0.87		3.92		22,938	67
36.87	0.79		0.83		3.06		25,103	61
(11.57)	0.80		0.85		2.24		18,311	71
7.15	0.81		0.84		3.28		24,764	62

17.43 (d)	0.71	(e)	0.73	(e)	3.52	(e)	150,461	26	(d)
14.42	0.73		0.77		3.00		125,953	46
(19.33)	0.82		0.91		4.23		117,542	67
36.86	0.82		0.89		3.14		334,988	61
(11.71)	0.82		0.93		2.26		197,616	71
7.29	0.82		0.91		3.35		219,764	62

See Notes to Financial Statements.	137

Financial Highlights (unaudited)(concluded)

INTERNATIONAL VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R2
4/30/2024(c)	$6.99	$0.11	$1.07	$1.18	$(0.09)	$8.08
10/31/2023	6.30	0.18	0.70	0.88	(0.19)	6.99
10/31/2022	8.21	0.21	(1.81)	(1.60)	(0.31)	6.30
10/31/2021	6.18	0.19	2.03	2.22	(0.19)	8.21
10/31/2020	7.14	0.07	(0.96)	(0.89)	(0.07)	6.18
10/31/2019	6.88	0.18	0.26	0.44	(0.18)	7.14
Class R3
4/30/2024(c)	6.89	0.11	1.06	1.17	(0.09)	7.97
10/31/2023	6.22	0.18	0.68	0.86	(0.19)	6.89
10/31/2022	8.09	0.24	(1.80)	(1.56)	(0.31)	6.22
10/31/2021	6.10	0.20	1.99	2.19	(0.20)	8.09
10/31/2020	7.05	0.11	(0.95)	(0.84)	(0.11)	6.10
10/31/2019	6.80	0.18	0.26	0.44	(0.19)	7.05
Class R4
4/30/2024(c)	6.79	0.12	1.05	1.17	(0.11)	7.85
10/31/2023	6.12	0.21	0.66	0.87	(0.20)	6.79
10/31/2022	7.98	0.27	(1.80)	(1.53)	(0.33)	6.12
10/31/2021	6.01	0.24	1.95	2.19	(0.22)	7.98
10/31/2020	6.97	0.13	(0.96)	(0.83)	(0.13)	6.01
10/31/2019	6.72	0.20	0.26	0.46	(0.21)	6.97
Class R5
4/30/2024(c)	6.84	0.13	1.05	1.18	(0.11)	7.91
10/31/2023	6.16	0.21	0.69	0.90	(0.22)	6.84
10/31/2022	8.03	0.27	(1.79)	(1.52)	(0.35)	6.16
10/31/2021	6.05	0.24	1.98	2.22	(0.24)	8.03
10/31/2020	7.01	0.14	(0.96)	(0.82)	(0.14)	6.05
10/31/2019	6.76	0.23	0.25	0.48	(0.23)	7.01
Class R6
4/30/2024(c)	6.87	0.14	1.05	1.19	(0.11)	7.95
10/31/2023	6.19	0.22	0.68	0.90	(0.22)	6.87
10/31/2022	8.06	0.29	(1.81)	(1.52)	(0.35)	6.19
10/31/2021	6.07	0.24	1.99	2.23	(0.24)	8.06
10/31/2020	7.02	0.14	(0.95)	(0.81)	(0.14)	6.07
10/31/2019	6.77	0.22	0.26	0.48	(0.23)	7.02

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

138	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)	Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

16.95 (d)	1.30	(e)	1.32	(e)	2.93	(e)	$62	26	(d)
13.83	1.32		1.36		2.47		54	46
(19.92)	1.47		1.55		2.95		44	67
36.04	1.47		1.49		2.37		27	61
(12.47)	1.47		1.55		0.99		20	71
6.54	1.47		1.51		2.64		449	62

17.08 (d)	1.21	(e)	1.23	(e)	2.80	(e)	5,385	26	(d)
13.76	1.23		1.27		2.47		6,211	46
(19.67)	1.37		1.43		3.36		6,003	67
36.00	1.37		1.39		2.50		6,840	61
(12.00)	1.37		1.43		1.69		5,394	71
6.56	1.37		1.41		2.70		7,029	62

17.21 (d)	0.96	(e)	0.98	(e)	3.28	(e)	139	26	(d)
14.11	0.98		1.02		2.88		107	46
(19.62)	1.12		1.18		3.70		109	67
36.35	1.12		1.14		2.98		153	61
(11.90)	1.12		1.17		2.05		36	71
6.92	1.12		1.17		2.99		36	62

17.36 (d)	0.67	(e)	0.69	(e)	3.55	(e)	12	26	(d)
14.49	0.73		0.77		2.94		10	46
(19.40)	0.87		0.93		3.69		14	67
36.82	0.87		0.88		3.09		15	61
(11.74)	0.87		0.91		2.20		9	71
7.16	0.87		0.89		3.36		10	62

17.43 (d)	0.62	(e)	0.64	(e)	3.60	(e)	1,764	26	(d)
14.43	0.65		0.69		3.01		1,608	46
(19.32)	0.80		0.87		3.97		1,374	67
36.87	0.79		0.83		3.06		1,375	61
(11.57)	0.80		0.85		2.17		952	71
7.15	0.81		0.84		3.22		1,507	62

See Notes to Financial Statements.	139

Financial Highlights (unaudited)

MICRO CAP GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
4/30/2024(c)	$11.05	$(0.08)	$2.94	$2.86	$–	$13.91
10/31/2023	13.86	(0.16)	(2.65)	(2.81)	–	11.05
10/31/2022	19.36	(0.13)	(5.37)	(5.50)	–	13.86
10/31/2021	17.51	(0.25)	7.18	6.93	(5.08)	19.36
10/31/2020	13.83	(0.18)	6.23	6.05	(2.37)	17.51
10/31/2019	18.05	(0.21)	0.98	0.77	(4.99)	13.83
Class C
4/30/2024(c)	13.21	(0.16)	3.52	3.36	–	16.57
10/31/2023	16.70	(0.31)	(3.18)	(3.49)	–	13.21
10/31/2022	23.49	(0.30)	(6.49)	(6.79)	–	16.70
10/31/2021	20.44	(0.49)	8.62	8.13	(5.08)	23.49
8/28/2020 to 10/31/2020(f)	20.16	(0.07)	0.35	0.28	–	20.44
Class F
4/30/2024(c)	13.64	(0.08)	3.63	3.55	–	17.19
10/31/2023	17.07	(0.15)	(3.28)	(3.43)	–	13.64
10/31/2022	23.77	(0.12)	(6.58)	(6.70)	–	17.07
10/31/2021	20.47	(0.25)	8.63	8.38	(5.08)	23.77
8/28/2020 to 10/31/2020(f)	20.16	(0.04)	0.35	0.31	–	20.47
Class I
4/30/2024(c)	13.64	(0.08)	3.63	3.55	–	17.19
10/31/2023	17.07	(0.15)	(3.28)	(3.43)	–	13.64
10/31/2022	23.77	(0.12)	(6.58)	(6.70)	–	17.07
10/31/2021	20.47	(0.24)	8.62	8.38	(5.08)	23.77
10/31/2020	15.77	(0.19)	7.26	7.07	(2.37)	20.47
10/31/2019	19.84	(0.24)	1.16	0.92	(4.99)	15.77

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on August 28, 2020.

140	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)	Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

25.88 (d)	1.37	(e)	1.38	(e)	(1.17	)(e)	$24,845	59	(d)
(20.27)	1.36		1.37		(1.16)		24,056	121
(28.41)	1.40		1.41		(0.91)		36,107	87
47.12	1.36		1.37		(1.29)		61,063	102
51.19	1.56		1.56		(1.32)		11,747	115
8.33	1.66		1.66		(1.48)		12,590	94

25.44 (d)	2.12	(e)	2.13	(e)	(1.92	)(e)	5,282	59	(d)
(20.90)	2.12		2.13		(1.91)		4,641	121
(28.91)	2.15		2.16		(1.66)		6,827	87
46.03	2.12		2.13		(2.05)		13,532	102
1.29 (d)	2.03	(e)	2.05	(e)	(1.91	)(e)	849	115	(d)

26.03 (d)	1.12	(e)	1.23	(e)	(0.92	)(e)	9,500	59	(d)
(20.09)	1.12		1.23		(0.90)		11,019	121
(28.19)	1.15		1.25		(0.63)		41,545	87
47.39	1.12		1.22		(1.05)		167,300	102
1.49 (d)	1.10	(e)	1.20	(e)	(0.97	)(e)	12,089	115	(d)

26.03 (d)	1.12	(e)	1.13	(e)	(0.93	)(e)	143,375	59	(d)
(20.09)	1.11		1.12		(0.91)		123,214	121
(28.19)	1.15		1.16		(0.68)		149,122	87
47.39	1.11		1.12		(1.03)		155,420	102
51.47	1.44		1.45		(1.19)		90,725	115
8.34	1.66		1.66		(1.48)		119,822	94

See Notes to Financial Statements.	141

Financial Highlights (unaudited)

VALUE OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income		Net realized gain	Total distri- butions
Class A
4/30/2024(c)	$15.52	$0.01	$2.95		$2.96	$(0.02)		$(0.24)	$(0.26)
10/31/2023	16.91	0.05	0.01		0.06	(0.11)		(1.34)	(1.45)
10/31/2022	23.70	0.10	(4.01)		(3.91)	–		(2.88)	(2.88)
10/31/2021	16.98	0.01	7.76		7.77	(0.05)		(1.00)	(1.05)
10/31/2020	18.62	0.05	0.39		0.44	(0.07)		(2.01)	(2.08)
10/31/2019	19.50	0.05	0.84		0.89	(0.01)		(1.76)	(1.77)
Class C
4/30/2024(c)	12.36	(0.05)	2.35		2.30	–		(0.24)	(0.24)
10/31/2023	13.75	(0.05)	–	(f)	(0.05)	–		(1.34)	(1.34)
10/31/2022	19.92	(0.03)	(3.26)		(3.29)	–		(2.88)	(2.88)
10/31/2021	14.47	(0.13)	6.58		6.45	–		(1.00)	(1.00)
10/31/2020	16.22	(0.06)	0.32		0.26	–		(2.01)	(2.01)
10/31/2019	17.32	(0.07)	0.73		0.66	–		(1.76)	(1.76)
Class F
4/30/2024(c)	16.06	0.02	3.06		3.08	(0.04)		(0.24)	(0.28)
10/31/2023	17.45	0.09	(0.01	)(g)	0.08	(0.13)		(1.34)	(1.47)
10/31/2022	24.37	0.14	(4.15)		(4.01)	(0.03)		(2.88)	(2.91)
10/31/2021	17.42	0.04	7.98		8.02	(0.07)		(1.00)	(1.07)
10/31/2020	19.06	0.07	0.39		0.46	(0.09)		(2.01)	(2.10)
10/31/2019	19.92	0.08	0.86		0.94	(0.04)		(1.76)	(1.80)
Class F3
4/30/2024(c)	16.72	0.04	3.19		3.23	(0.07)		(0.24)	(0.31)
10/31/2023	18.11	0.11	–	(f)	0.11	(0.16)		(1.34)	(1.50)
10/31/2022	25.16	0.18	(4.29)		(4.11)	(0.06)		(2.88)	(2.94)
10/31/2021	17.95	0.09	8.21		8.30	(0.09)		(1.00)	(1.09)
10/31/2020	19.56	0.11	0.41		0.52	(0.12)		(2.01)	(2.13)
10/31/2019	20.38	0.12	0.88		1.00	(0.06)		(1.76)	(1.82)
Class I
4/30/2024(c)	16.53	0.03	3.14		3.17	(0.06)		(0.24)	(0.30)
10/31/2023	17.93	0.10	–	(f)	0.10	(0.16)		(1.34)	(1.50)
10/31/2022	24.95	0.15	(4.24)		(4.09)	(0.05)		(2.88)	(2.93)
10/31/2021	17.82	0.06	8.16		8.22	(0.09)		(1.00)	(1.09)
10/31/2020	19.45	0.09	0.41		0.50	(0.12)		(2.01)	(2.13)
10/31/2019	20.29	0.10	0.88		0.98	(0.06)		(1.76)	(1.82)
Class P
4/30/2024(c)	14.98	(0.01)	2.86		2.85	–		(0.24)	(0.24)
10/31/2023	16.38	0.02	(0.01	)(g)	0.01	(0.07)		(1.34)	(1.41)
10/31/2022	23.08	0.06	(3.88)		(3.82)	–		(2.88)	(2.88)
10/31/2021	16.55	(0.03)	7.56		7.53	(–	)(f)	(1.00)	(1.00)
10/31/2020	18.20	0.02	0.37		0.39	(0.03)		(2.01)	(2.04)
10/31/2019	19.13	0.01	0.82		0.83	–		(1.76)	(1.76)

142	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$18.22	19.26 (d)	1.17	(e)	1.17	(e)	0.08	(e)	$602,611	12	(d)
15.52	0.12	1.18		1.18		0.31		540,438	19
16.91	(19.11)	1.16		1.16		0.53		633,570	40
23.70	47.52	1.15		1.15		0.04		851,298	56
16.98	2.35	1.18		1.18		0.29		625,448	36
18.62	5.22	1.18		1.18		0.29		775,746	51

14.42	18.81 (d)	1.92	(e)	1.92	(e)	(0.65	)(e)	26,021	12	(d)
12.36	(0.70)	1.93		1.93		(0.40)		28,372	19
13.75	(19.70)	1.91		1.91		(0.22)		45,211	40
19.92	46.42	1.90		1.90		(0.70)		76,310	56
14.47	1.57	1.93		1.93		(0.45)		63,709	36
16.22	4.48	1.93		1.93		(0.46)		142,020	51

18.86	19.37 (d)	1.02	(e)	1.02	(e)	0.24	(e)	28,428	12	(d)
16.06	0.23	1.02		1.02		0.53		26,978	19
17.45	(19.01)	1.01		1.01		0.71		76,594	40
24.37	47.76	1.00		1.00		0.19		189,251	56
17.42	2.50	1.03		1.03		0.44		138,870	36
19.06	5.38	1.03		1.03		0.45		210,350	51

19.64	19.50 (d)	0.83	(e)	0.83	(e)	0.43	(e)	188,200	12	(d)
16.72	0.40	0.83		0.83		0.65		172,839	19
18.11	(18.83)	0.82		0.82		0.87		194,437	40
25.16	48.05	0.81		0.81		0.38		255,539	56
17.95	2.69	0.83		0.83		0.64		200,055	36
19.56	5.61	0.83		0.83		0.64		260,948	51

19.40	19.41 (d)	0.92	(e)	0.92	(e)	0.33	(e)	244,589	12	(d)
16.53	0.33	0.93		0.93		0.56		228,083	19
17.93	(18.88)	0.91		0.91		0.75		246,040	40
24.95	47.93	0.89		0.89		0.28		412,964	56
17.82	2.58	0.93		0.93		0.54		218,137	36
19.45	5.51	0.93		0.93		0.54		292,610	51

17.59	19.19 (d)	1.37	(e)	1.37	(e)	(0.11	)(e)	10,808	12	(d)
14.98	(0.16)	1.38		1.38		0.11		10,682	19
16.38	(19.25)	1.36		1.36		0.33		12,663	40
23.08	47.19	1.35		1.35		(0.16)		17,141	56
16.55	2.18	1.38		1.38		0.10		16,560	36
18.20	5.05	1.38		1.38		0.08		22,113	51

See Notes to Financial Statements.	143

Financial Highlights (unaudited)(concluded)

VALUE OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
4/30/2024(c)	$14.39	$(0.02)	$2.74	$2.72	$–	$(0.24)	$(0.24)
10/31/2023	15.78	(0.01)	0.01	–	(0.05)	(1.34)	(1.39)
10/31/2022	22.37	0.03	(3.74)	(3.71)	–	(2.88)	(2.88)
10/31/2021	16.09	(0.06)	7.34	7.28	–	(1.00)	(1.00)
10/31/2020	17.75	(0.01)	0.37	0.36	(0.01)	(2.01)	(2.02)
10/31/2019	18.72	(0.01)	0.80	0.79	–	(1.76)	(1.76)
Class R3
4/30/2024(c)	14.71	(0.01)	2.80	2.79	–	(0.24)	(0.24)
10/31/2023	16.10	0.01	0.01	0.02	(0.07)	(1.34)	(1.41)
10/31/2022	22.75	0.05	(3.82)	(3.77)	–	(2.88)	(2.88)
10/31/2021	16.33	(0.04)	7.46	7.42	–	(1.00)	(1.00)
10/31/2020	17.97	0.01	0.37	0.38	(0.01)	(2.01)	(2.02)
10/31/2019	18.92	0.01	0.80	0.81	–	(1.76)	(1.76)
Class R4
4/30/2024(c)	15.49	0.01	2.95	2.96	(0.02)	(0.24)	(0.26)
10/31/2023	16.89	0.05	– (f)	0.05	(0.11)	(1.34)	(1.45)
10/31/2022	23.67	0.10	(4.00)	(3.90)	–	(2.88)	(2.88)
10/31/2021	16.95	0.01	7.75	7.76	(0.04)	(1.00)	(1.04)
10/31/2020	18.60	0.05	0.37	0.42	(0.06)	(2.01)	(2.07)
10/31/2019	19.47	0.05	0.85	0.90	(0.01)	(1.76)	(1.77)
Class R5
4/30/2024(c)	16.54	0.03	3.14	3.17	(0.06)	(0.24)	(0.30)
10/31/2023	17.94	0.10	– (f)	0.10	(0.16)	(1.34)	(1.50)
10/31/2022	24.97	0.16	(4.26)	(4.10)	(0.05)	(2.88)	(2.93)
10/31/2021	17.83	0.06	8.17	8.23	(0.09)	(1.00)	(1.09)
10/31/2020	19.46	0.09	0.41	0.50	(0.12)	(2.01)	(2.13)
10/31/2019	20.30	0.10	0.88	0.98	(0.06)	(1.76)	(1.82)
Class R6
4/30/2024(c)	16.71	0.04	3.18	3.22	(0.07)	(0.24)	(0.31)
10/31/2023	18.10	0.11	– (f)	0.11	(0.16)	(1.34)	(1.50)
10/31/2022	25.14	0.18	(4.28)	(4.10)	(0.06)	(2.88)	(2.94)
10/31/2021	17.93	0.09	8.21	8.30	(0.09)	(1.00)	(1.09)
10/31/2020	19.55	0.11	0.40	0.51	(0.12)	(2.01)	(2.13)
10/31/2019	20.37	0.12	0.88	1.00	(0.06)	(1.76)	(1.82)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount is less than $0.01.
(g)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

144	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$16.87	19.08 (d)	1.52	(e)	1.52	(e)	(0.25	)(e)	$3,549	12	(d)
14.39	(0.26)	1.53		1.53		(0.04)		3,849	19
15.78	(19.38)	1.51		1.51		0.19		4,433	40
22.37	47.03	1.50		1.50		(0.30)		5,845	56
16.09	1.96	1.53		1.53		(0.06)		4,879	36
17.75	4.88	1.53		1.53		(0.07)		6,483	51

17.26	19.14 (d)	1.42	(e)	1.42	(e)	(0.17	)(e)	29,098	12	(d)
14.71	(0.15)	1.43		1.43		0.07		26,523	19
16.10	(19.31)	1.41		1.41		0.28		31,104	40
22.75	47.20	1.40		1.40		(0.20)		42,047	56
16.33	2.09	1.43		1.43		0.05		41,390	36
17.97	4.94	1.43		1.43		0.04		56,855	51

18.19	19.31 (d)	1.17	(e)	1.17	(e)	0.08	(e)	28,660	12	(d)
15.49	0.05	1.18		1.18		0.30		26,011	19
16.89	(19.09)	1.16		1.16		0.53		29,341	40
23.67	47.50	1.15		1.15		0.04		42,666	56
16.95	2.34	1.18		1.18		0.29		34,990	36
18.60	5.27	1.18		1.18		0.29		43,879	51

19.41	19.39 (d)	0.92	(e)	0.92	(e)	0.32	(e)	1,266	12	(d)
16.54	0.32	0.93		0.93		0.55		999	19
17.94	(18.91)	0.91		0.91		0.77		1,247	40
24.97	47.87	0.90		0.90		0.28		2,066	56
17.83	2.58	0.93		0.93		0.55		1,971	36
19.46	5.55	0.93		0.93		0.52		2,599	51

19.62	19.45 (d)	0.83	(e)	0.83	(e)	0.42	(e)	31,985	12	(d)
16.71	0.40	0.83		0.83		0.64		29,050	19
18.10	(18.80)	0.82		0.82		0.88		32,138	40
25.14	48.02	0.81		0.81		0.39		44,123	56
17.93	2.69	0.83		0.83		0.64		29,402	36
19.55	5.62	0.83		0.83		0.66		40,149	51

See Notes to Financial Statements.	145

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993.

All funds are diversified except Lord Abbett Focused Growth Fund and Lord Abbett Focused Large Cap Value Fund. This report covers the following thirteen funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Focused Growth Fund (“Focused Growth Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Focused Large Cap Value Fund (“Focused Large Cap Value Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Focused Small Cap Value Fund (“Focused Small Cap Value Fund”)	A, C, F, F3, I, R5 and R6
Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”)	A, C, F, F3 I, P, R2, R3, R4, R5 and R6
Lord Abbett Global Equity Fund (“Global Equity Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Health Care Fund (“Health Care Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett International Equity Fund (“International Equity Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6
Lord Abbett International Opportunities Fund (“International Opportunities Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6
Lord Abbett International Value Fund (“International Value Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Micro Cap Growth Fund (“Micro Cap Growth Fund”)	A, C, F and I
Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6

The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus.

Each of Focused Large Cap Value Fund’s, Global Equity Fund’s, Health Care Fund’s and International Equity Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund’s, Focused Small Cap Value Fund’s, International Opportunities Fund’s, Micro Cap Growth Fund’s and Value Opportunities Fund’s investment objective is long-term capital appreciation. Alpha Strategy Fund invests principally in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. Growth Leaders Fund’s and Focused Growth Fund’s investment objective is to seek capital appreciation. International Value Fund’s investment objective is to seek a high level of total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter)

Notes to Financial Statements (continued)

following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years.

The Funds are investment companies and apply the accounting and reporting guidance of the Financial Accounting Standard Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord Abbett, as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of the portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and

Notes to Financial Statements (continued)

assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended October 31, 2020 through October 31, 2023. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Notes to Financial Statements (continued)

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Funds called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(j)	When-Issued or Forward Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in

Notes to Financial Statements (continued)

determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(k)	Total Return Swap Contracts–Each Fund may enter into total return swap contract agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap contract. If the value of the asset underlying a total return swap contract declines over the term of the swap contract, each Fund also may be required to pay an amount equal to that decline in value to its counterparty.

(l)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of April 30, 2024 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(m)	Foreign Taxes–The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividend, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable tax regulations and rates that exist in foreign jurisdictions which each Fund invests. These foreign

Notes to Financial Statements (continued)

taxes, if any, are paid by each Fund and reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income and foreign taxes on stock dividends are presented as a reduction of dividends, and foreign taxes on gains from sales of investments and foreign taxes on currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2024, if any, are disclosed on the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction applicable to the laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Alpha Strategy Fund*	.10%

*	Lord Abbett is voluntarily waiving the entire management fee of .10%. Lord Abbett may discontinue the voluntary waiver at any time without notice.

Focused Growth Fund
First $1 billion	.65%
Next $1 billion	.63%
Next $5 billion	.60%
Over $7 billion	.59%

Focused Large Cap Value Fund
First $1 billion	.59%
Over $1 billion	.53%

Focused Small Cap Value Fund	.80%

Fundamental Equity Fund
First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

Global Equity Fund
First $1 billion	.45%
Next $2 billion	.43%
Over $3 billion	.41%

Growth Leaders Fund
First $2 billion	.55%
Over $2 billion	.50%

Notes to Financial Statements (continued)

Health Care Fund
First $1 billion	.62%
Over $1 billion	.51%

International Equity Fund
First $1 billion	.45%
Over $1 billion	.40%

International Opportunities Fund
First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

International Value Fund
First $1 billion	.50%
Over $1 billion	.48%

Micro Cap Growth Fund	.90%

Value Opportunities Fund
First $1 billion	.75%
Next $1 billion	.70%
Next $3 billion	.65%
Over $5 billion	.58%

For the six months ended April 30, 2024, the net effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Alpha Strategy Fund	.00%
Focused Growth Fund	.20%
Focused Large Cap Value Fund	.00%
Focused Small Cap Value Fund	.75%
Fundamental Equity Fund	.55%
Global Equity Fund	.00%
Growth Leaders Fund	.52%
Health Care Fund	.00%
International Equity Fund	.45%
International Opportunities Fund	.75%
International Value Fund	.50%
Micro Cap Growth Fund	.90%
Value Opportunities Fund	.74%

Notes to Financial Statements (continued)

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of 0.04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived the following fund administration fees during the six months ended April 30, 2024.

Fund	Fund Administration Fee
Alpha Strategy Fund	$5,292
Focused Growth Fund	2,236
Focused Large Cap Value Fund	2,289
Focused Small Cap Value Fund	3,391
Fundamental Equity Fund	9,472
Global Equity Fund	10,784
Growth Leaders Fund	32,912
Health Care Fund	2,656
International Equity Fund	43,783
International Opportunities Fund	24,515
International Value Fund	34,457
Micro Cap Growth Fund	6,640
Value Opportunities Fund	11,841

For the period ended April 30, 2024 and continuing through February 28, 2025, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding certain of the Funds’ expenses to the following annual rates:

	Effective March 1, 2024		Prior to March 1, 2024
	Classes		Classes
Fund	A, C, F, I, R2, R3, R4 and R5	F3 and R6	A, C, F, I, R2, R3, R4 and R5	F3 and R6
Focused Growth Fund	.80%	.65%	.80%	.67%
Focused Large Cap Value Fund	.71%	.67%	.71%	.71%
Focused Small Cap Value Fund	1.03%	.98%	1.03%	.97%
Global Equity Fund	.65%	.51%	.65%	.58%
Health Care Fund	.78%	.60%	.78%	.61%

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

Notes to Financial Statements (continued)

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F(1)(2)	Class P(3)	Class R2	Class R3	Class R4
Service	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(2)	For the six months ended April 30, 2024 and continuing through February 28, 2025, the Distributor has contractually agreed to waive Focused Growth Fund’s, Focused Large Cap Value Fund’s, Focused Small Cap Value Fund’s, Growth Leaders Fund’s, Health Care Fund’s and Micro Cap Growth Fund’s 0.10% Rule 12b-1 fee for Class F shares. These agreements may be terminated only by the Funds’ Board.
(3)	Fundamental Equity Fund, International Equity Fund, International Opportunities Fund and Value Opportunities Fund only.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, during the six months ended April 30, 2024:

	Distributor Commissions	Dealers’ Concessions
Alpha Strategy Fund	$12,088	$81,190
Focused Growth Fund	9,972	56,921
Focused Large Cap Value Fund	1,699	11,341
Focused Small Cap Value Fund	1,363	8,271
Fundamental Equity Fund	19,650	124,896
Global Equity Fund	1,504	9,323
Growth Leaders Fund	189,305	1,218,650
Health Care Fund	229	1,248
International Equity Fund	5,393	31,964
International Opportunities Fund	3,704	23,965
International Value Fund	8,735	47,730
Micro Cap Growth Fund	562	3,521
Value Opportunities Fund	16,437	110,849

Notes to Financial Statements (continued)

The Distributor received the following amounts of CDSCs for the six months ended April 30, 2024:

	Class A	Class C
Alpha Strategy Fund	$1,893	$733
Focused Growth Fund	–	–
Focused Large Cap Value Fund	–	–
Focused Small Cap Value Fund	–	279
Fundamental Equity Fund	2	287
Global Equity Fund	–	9
Growth Leaders Fund	1,988	11,148
Health Care Fund	–	–
International Equity Fund	9	–
International Opportunities Fund	–	234
International Value Fund	444	8
Micro Cap Growth Fund	–	–
Value Opportunities Fund	56	271

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

Other Related Parties

As of April 30, 2024, the percentage of Focused Small Cap Value Fund’s, Fundamental Equity Fund’s, Growth Leaders Fund’s, International Equity Fund’s, International Opportunities Fund’s, International Value Fund’s, Micro Cap Growth Fund’s and Value Opportunities Fund’s outstanding shares owned by each Fund of Funds were as follows:

Fund of Funds	Focused Small Cap Value Fund	Funda- mental Equity Fund	Growth Leaders Fund	Inter- national Equity Fund	Inter- national Oppor- tunities Fund	Inter- national Value Fund	Micro Cap Growth Fund	Value Oppor- tunities Fund
Alpha Strategy Fund	56.58%	–	–	–	37.73%	–	31.59%	9.61%
Multi- Asset Balanced Opportunity Fund	–	16.65%	3.03%	26.38%	–	18.51%	–	–
Multi- Asset Income Fund	–	3.72%	0.66%	11.68%	–	7.42%	–	–

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (continued)

The tax character of distributions paid during the six months ended April 30, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Alpha Strategy Fund	$–	$897,201	$2,343,490	$–	$3,240,691
Focused Small Cap Value Fund	–	238,360	–	–	238,360
Fundamental Equity Fund	–	17,300,969	–	–	17,300,969
Global Equity Fund	–	174,871	–	–	174,871
International Equity Fund	–	5,906,022	–	–	5,906,022
International Opportunities Fund	–	5,235,809	–	–	5,235,809
International Value Fund	–	5,748,825	–	–	5,748,825
Value Opportunities Fund	–	5,036,805	13,634,321	–	18,671,126

The tax character of distributions paid during the fiscal year ended October 31, 2023 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Alpha Strategy Fund	$–	$2,368,621	$39,382,468	$–	$41,751,089
Focused Large Cap Value Fund	–	250,005	–	5,968,183	6,218,188
Focused Small Cap Value Fund	–	748,091	4,263,823	–	5,011,914
Fundamental Equity Fund	–	23,756,230	79,919,869	–	103,676,099
Global Equity Fund	–	85,692	3,481	–	89,173
Health Care Fund	–	6,131	–	–	6,131
International Equity Fund	–	6,337,912	–	–	6,337,912
International Opportunities Fund	–	5,793,915	–	–	5,793,915
International Value Fund	–	11,229,780	–	–	11,229,780
Value Opportunities Fund	–	9,033,085	100,780,285	–	109,813,370

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Focused Growth Fund	$(11,636,663)	$(241,079)	$(11,877,742)
Focused Large Cap Value Fund	(117,980)	(940,127)	(1,058,107)
Focused Small Cap Value Fund	–	(1,291,793)	(1,291,793)
Global Equity Fund	(147,657)	(248,559)	(396,216)
Growth Leaders Fund	(1,599,701,673)	(8,825,999)	(1,608,527,672)
Health Care Fund	(1,061,074)	(119,940)	(1,181,014)
International Equity Fund	(14,878,866)	–	(14,878,866)
International Opportunities Fund	(27,951,304)	(23,453,163)	(51,404,467)
International Value Fund	(210,739,284)	(206,278,245)	(417,017,529)
Micro Cap Growth Fund	(95,738,863)	–	(95,738,863)

Notes to Financial Statements (continued)

As of April 30, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, certain distributions, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Alpha Strategy Fund	$618,768,410	$20,853,509	$(38,150,716)	$(17,297,207)
Focused Growth Fund	38,184,003	13,896,071	(338,033)	13,558,038
Focused Large Cap Value Fund	21,419,862	4,860,944	(152,939)	4,708,005
Focused Small Cap Value Fund	101,625,646	12,624,943	(9,642,962)	2,981,981
Fundamental Equity Fund	1,406,638,957	558,259,534	(24,814,970)	533,444,564
Global Equity Fund	19,921,848	4,538,180	(447,340)	4,090,840
Growth Leaders Fund	4,093,069,394	1,753,576,274	(35,000,052)	1,718,576,222
Health Care Fund	6,473,534	1,920,150	(303,463)	1,616,687
International Equity Fund	264,603,644	70,903,008	(2,965,438)	67,937,570
International Opportunities Fund	294,318,621	41,791,896	(25,158,069)	16,633,827
International Value Fund	370,562,607	43,515,249	(8,471,642)	35,043,607
Micro Cap Growth Fund	146,298,890	43,818,884	(5,921,188)	37,897,696
Value Opportunities Fund	969,904,271	324,372,259	(57,472,352)	266,899,907

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2024 were as follows:

	Purchases	Sales
Alpha Strategy Fund	$7,350,570	$40,359,399
Focused Growth Fund	32,217,582	21,171,327
Focused Large Cap Value Fund	9,858,867	8,381,559
Focused Small Cap Value Fund	35,156,844	44,657,865
Fundamental Equity Fund	389,292,410	532,638,054
Global Equity Fund	10,204,514	3,775,105
Growth Leaders Fund	2,879,372,137	3,332,359,556
Health Care Fund	4,385,949	4,252,969
International Equity Fund	122,015,343	133,853,320
International Opportunities Fund	40,415,636	49,852,579
International Value Fund	100,130,549	104,101,142
Micro Cap Growth Fund	108,557,316	130,960,831
Value Opportunities Fund	147,071,094	240,020,989

Notes to Financial Statements (continued)

There were no purchases or sales of U.S. Government securities during the six months ended April 30, 2024.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended April 30, 2024, the following Funds engaged in cross trades:.

Fund	Purchases
Fundamental Equity Fund	$28,268,327
Growth Leaders Fund	10,777,538

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and the counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

			Alpha Strategy Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$427,715	$–	$427,715
Total	$427,715	$–	$427,715

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$427,715	$–	$–	$(427,715)	$–
Total	$427,715	$–	$–	$(427,715)	$–

			Focused Growth Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$756,877	$–	$756,877
Total	$756,877	$–	$756,877

Notes to Financial Statements (continued)

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$756,877	$–	$–	$(756,877)	$–
Total	$756,877	$–	$–	$(756,877)	$–

		Focused Large Cap Value Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$184,413	$–	$184,413
Total	$184,413	$–	$184,413

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$184,413	$–	$–	$(184,413)	$–
Total	$184,413	$–	$–	$(184,413)	$–

		Focused Small Cap Value Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$630,065	$–	$630,065
Total	$630,065	$–	$630,065

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$630,065	$–	$–	$(630,065)	$–
Total	$630,065	$–	$–	$(630,065)	$–

		Fundamental Equity Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$9,336,180	$–	$9,336,180
Total	$9,336,180	$–	$9,336,180

Notes to Financial Statements (continued)

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$9,336,180	$–	$–	$(9,336,180)	$–
Total	$9,336,180	$–	$–	$(9,336,180)	$–

			Global Equity Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$631,271	$–	$631,271
Total	$631,271	$–	$631,271

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$631,271	$–	$–	$(631,271)	$–
Total	$631,271	$–	$–	$(631,271)	$–

			Growth Leaders Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$85,540,892	$–	$85,540,892
Total	$85,540,892	$–	$85,540,892

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$85,540,892	$–	$–	$(85,540,892)	$–
Total	$85,540,892	$–	$–	$(85,540,892)	$–

			International Equity Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$6,830,324	$–	$6,830,324
Total	$6,830,324	$–	$6,830,324

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$6,830,324	$–	$–	$(6,830,324)	$–
Total	$6,830,324	$–	$–	$(6,830,324)	$–

Notes to Financial Statements (continued)

	International Opportunities Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$8,796,868	$–	$8,796,868
Total	$8,796,868	$–	$8,796,868

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$8,796,868	$–	$–	$(8,796,868)	$–
Total	$8,796,868	$–	$–	$(8,796,868)	$–

			International Value Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$9,691,249	$–	$9,691,249
Total	$9,691,249	$–	$9,691,249

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$9,691,249	$–	$–	$(9,691,249)	$–
Total	$9,691,249	$–	$–	$(9,691,249)	$–

			Micro Cap Growth Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$1,697,721	$–	$1,697,721
Total	$1,697,721	$–	$1,697,721

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$1,697,721	$–	$–	$(1,697,721)	$–
Total	$1,697,721	$–	$–	$(1,697,721)	$–

Notes to Financial Statements (continued)

			Value Opportunities Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$6,151,075	$–	$6,151,075
Total	$6,151,075	$–	$6,151,075

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$6,151,075	$–	$–	$(6,151,075)	$–
Total	$6,151,075	$–	$–	$(6,151,075)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of April 30, 2024.

7.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees may elect to defer receipt of a portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Trustees’ fees in the Statements of Operations and in Trustees’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the period ended April 30, 2024, the Funds (except Alpha Strategy Fund), and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended April 30, 2024, the Participating Funds (except Alpha Strategy Fund) were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

These credit facilities are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended April 30, 2024, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

Notes to Financial Statements (continued)

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended April 30, 2024, the following Funds participated as a lender in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, average interest rate and interest income were as follows:

Fund	Average Amount Loaned	Average Interest Rate	Interest Income*
Fundamental Equity Fund	$15,804,741	4.57%	$1,977
Growth Leaders Fund	53,414,771	4.57%	6,681
International Value Fund	12,581,649	4.57%	1,574
Value Opportunities Fund	9,993,934	4.57%	1,250

*	Statements of Operations location: Interest earned from Interfund Lending.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

11.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the six months ended April 30, 2024:

Affiliated Issuer	Value at 10/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Appreciation (Depreciation)	Value at 4/30/2024	Shares as of 4/30/2024	Dividend Income
Lord Abbett Developing Growth Fund, Inc. – Class I	$100,632,986	$840,724	$(10,123,416)	$1,184,347	$28,193,908	$120,728,549	4,701,268	$–
Lord Abbett Securities Trust – Focused Small Cap Value Fund – Class I	55,517,264	408,738	(4,309,726)	(573,121)	8,800,721	59,843,876	2,172,980	159,299
Lord Abbett Securities Trust – International Opportunities Fund – Class I	109,914,234	2,552,169	(5,598,829)	474,470	13,673,144	121,015,188	6,488,750	2,053,292
Lord Abbett Securities Trust – Micro Cap Growth Fund – Class I	47,466,817	249,438	(399,497)	103,852	12,286,947	59,707,557	3,473,389	–

Notes to Financial Statements (continued)

Affiliated Issuer	Value at 10/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Appreciation (Depreciation)	Value at 4/30/2024	Shares as of 4/30/2024	Dividend Income
Lord Abbett Research Fund, Inc. – Small–Cap Value Fund – Class I	108,566,558	832,176	(8,621,852)	(2,496,911)		21,495,248	119,775,219	6,015,832	333,302
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	109,583,685	$2,467,326	(11,306,079)	1,813,382	(a)	18,964,094	119,973,099	6,184,180	419,140
Total				$506,019		$103,414,062	$601,043,488		$2,965,033

(a)	Includes $1,549,309 of distributed capital gains.

12.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in each Fund’s Statement of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of April 30, 2024, the market value of securities loaned and collateral received for the Funds were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)
Focused Large Cap Value Fund	$807,931	$853,956
Fundamental Equity Fund	7,669,101	8,105,970
International Equity Fund	1,573,944	1,683,000
Micro Cap Growth Fund	1,218,460	1,245,047
Value Opportunities Fund	37,463,091	39,327,188

(1)	Statements of Assets and Liabilities location: Collateral due to broker for securities lending.

Notes to Financial Statements (continued)

13.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Funds invest. If a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Large company stocks, in which Focused Growth Fund, Focused Large Cap Value Fund, Fundamental Equity Fund, Global Equity Fund, Growth Leaders Fund, International Equity Fund and International Value Fund invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks. Small and mid-sized company stocks, in which Alpha Strategy Fund, Focused Small Cap Value Fund, Focused Growth Fund, Fundamental Equity Fund, Growth Leaders Fund, International Equity Fund, International Opportunities Fund and Value Opportunities Fund invest, may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

In general, Focused Growth Fund and Growth Leaders Fund employ a growth investing style, Global Equity Fund employs a blended growth investing and value investing style, and Focused Large Cap Value Fund, Focused Small Cap Value Fund, Fundamental Equity Fund, International Value Fund and Value Opportunities Fund employ a value investing style. Growth stocks generally are more volatile than value stocks. The price of value stocks may lag the market for long periods of time.

Global Equity Fund, International Equity Fund, International Opportunities Fund and International Value Fund are subject to the risks of investing in foreign securities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, foreign taxes, and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market companies. Similarly, due to their investments in multinational and foreign companies, Alpha Strategy Fund, Focused Growth Fund, Focused Large Cap Value Fund, Focused Small Cap Value Fund, Fundamental Equity Fund, Growth Leaders Fund, Health Care Fund, and Value Opportunities Fund are subject to the risks of investing in foreign securities and similarly may experience increased market, liquidity, currency, political, informational, and other risks.

Health Care Fund is subject to the risks of investing in the health care sector, including changes in government regulations, dependence on patents and intellectual property rights, expenses and losses from litigation based on product liability and similar claims, industry competition, extensive research and development, marketing, and sales costs, and rapid technological change and potential for product obsolescence. Health Care Fund is also subject to the risks of investing in structured securities. As a result, Health Care Fund is subject to the same risks associated with direct investments in the underlying securities or other instruments they seek to replicate, as well as liquidity risk and the risk that the issuer and/or the counterparty of the structured security may be unable to perform under the terms of the instrument, or may disagree as to the meaning or application of such terms.

International Value Fund is subject to the risks of investing in dividend paying stocks. Dividend paying stocks may be sensitive to changes in market interest rates, and the prices of such stocks

Notes to Financial Statements (continued)

may decline as rates rise. There is no guarantee that companies that currently pay dividends will continue to do so. International Value Fund may be subject to the volatility of stocks that have high dividends per share due to recent decreases in their share prices.

Alpha Strategy Fund’s investments are concentrated in the Underlying Funds and, as a result, the Fund’s performance is directly related to their performance and subject to their risks. In addition, the Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds.

Alpha Strategy Fund, Global Equity Fund, Health Care Fund, International Equity Fund, International Opportunities Fund and International Value Fund are subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Health Care Fund, Focused Large Cap Value Fund and Focused Small Cap Value Fund are subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to a Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund. High-yield bonds are subject to greater price fluctuations and increased liquidity risk, as well as additional risks.

Focused Growth Fund and Focused Large Cap Value Fund are non-diversified mutual funds under the Act. The value of each Fund’s investments may be more adversely affected by a single economic, political or regulatory event than the value of the investments of a diversified mutual fund.

A Fund’s gross expense ratio may fluctuate during its initial operating period because of the Fund’s relatively smaller asset size and, until the Fund achieves sufficient scale, a Fund shareholder may experience proportionally higher Fund expenses than would be experienced by shareholders of a fund with a larger asset base.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent the Funds from implementing their investment strategies and achieving their investment objectives.

Notes to Financial Statements (continued)

In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system. Other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Funds or issuers in which the Funds invest. In addition, issuers in which the Funds invest and the Funds may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in the Fund.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Alpha Strategy Fund	Six Months Ended April 30, 2024 (unaudited)		Year Ended October 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	649,549	$14,789,571	2,232,997	$48,775,359
Reinvestment of distributions	72,478	1,661,203	1,135,557	22,995,033
Shares reacquired	(1,451,193)	(33,058,440)	(5,139,103)	(111,018,929)
Decrease	(729,166)	$(16,607,666)	(1,770,549)	$(39,248,537)

Class C Shares
Shares sold	36,788	$608,520	239,021	$3,981,308
Reinvestment of distributions	4,403	74,756	146,133	2,210,989
Shares reacquired	(256,311)	(4,387,286)	(1,253,275)	(20,198,329)
Decrease	(215,120)	$(3,704,010)	(868,121)	$(14,006,032)

Class F Shares
Shares sold	6,069	$139,421	48,120	$1,049,004
Reinvestment of distributions	2,192	50,936	77,672	1,593,824
Shares reacquired	(90,107)	(2,097,686)	(900,610)	(19,931,518)
Decrease	(81,846)	$(1,907,329)	(774,818)	$(17,288,690)

Class F3 Shares
Shares sold	207,512	$4,992,400	519,919	$11,792,898
Reinvestment of distributions	15,709	377,166	151,356	3,208,745
Shares reacquired	(331,485)	(7,987,962)	(590,390)	(13,355,675)
Increase (decrease)	(108,264)	$(2,618,396)	80,885	$1,645,968

Notes to Financial Statements (continued)

Alpha Strategy Fund	Six Months Ended April 30, 2024 (unaudited)		Year Ended October 31, 2023
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	290,273	$6,855,048	1,070,091	$24,186,941
Reinvestment of distributions	19,436	463,939	197,808	4,169,799
Shares reacquired	(537,152)	(12,790,622)	(1,042,136)	(23,355,597)
Increase (decrease)	(227,443)	$(5,471,635)	225,763	$5,001,143

Class R2 Shares
Shares sold	1,546	$32,598	3,226	$65,923
Reinvestment of distributions	169	3,651	3,138	60,126
Shares reacquired	(4,409)	(88,296)	(7,324)	(149,721)
Decrease	(2,694)	$(52,047)	(960)	$(23,672)

Class R3 Shares
Shares sold	44,720	$966,953	199,491	$4,187,398
Reinvestment of distributions	3,302	72,161	54,501	1,054,054
Shares reacquired	(154,650)	(3,443,391)	(254,998)	(5,306,839)
Decrease	(106,628)	$(2,404,277)	(1,006)	$(65,387)

Class R4 Shares
Shares sold	15,464	$356,729	31,100	$665,864
Reinvestment of distributions	606	13,851	11,809	238,418
Shares reacquired	(23,351)	(508,466)	(58,894)	(1,293,127)
Decrease	(7,281)	$(137,886)	(15,985)	$(388,845)

Class R5 Shares
Shares sold	512	$12,260	14,512	$337,455
Reinvestment of distributions	183	4,359	1,148	24,219
Shares reacquired	(5,552)	(137,681)	(5,247)	(118,888)
Increase (decrease)	(4,857)	$(121,062)	10,413	$242,786

Class R6 Shares
Shares sold	14,893	$345,530	50,247	$1,105,646
Reinvestment of distributions	555	13,339	5,115	108,434
Shares reacquired	(13,853)	(337,594)	(55,722)	(1,253,222)
Increase (decrease)	1,595	$21,275	(360)	$(39,142)

Focused Growth Fund	Six Months Ended April 30, 2024 (unaudited)		Year Ended October 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	190,558	$4,985,526	291,794	$5,932,512
Shares reacquired	(93,891)	(2,411,980)	(241,803)	(4,859,077)
Increase	96,667	$2,573,546	49,991	$1,073,435

Class C Shares
Shares sold	16,846	$422,134	43,019	$821,445
Shares reacquired	(22,179)	(536,247)	(50,282)	(967,989)
Decrease	(5,333)	$(114,113)	(7,263)	$(146,544)

Notes to Financial Statements (continued)

Focused Growth Fund	Six Months Ended April 30, 2024 (unaudited)		Year Ended October 31, 2023
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	1,217	$30,587	57,576	$1,157,139
Shares reacquired	(36,470)	(861,248)	(238,967)	(4,651,433)
Decrease	(35,253)	$(830,661)	(181,391)	$(3,494,294)

Class F3 Shares
Shares reacquired	(23,372)	$(584,954)	(9,377)	$(200,000)
Decrease	(23,372)	$(584,954)	(9,377)	$(200,000)

Class I Shares
Shares sold	412,547	$10,874,072	424,770	$8,197,351
Shares reacquired	(41,434)	(1,129,654)	(456,475)	(8,840,517)
Increase (decrease)	371,113	$9,744,418	(31,705)	$(643,166)

Class R3 Shares
Shares sold	1,595	$40,120	8,279	$162,036
Shares reacquired	(719)	(19,228)	(1,326)	(27,308)
Increase	876	$20,892	6,953	$134,728

Class R5 Shares
Shares sold	102	$2,863	–	$–
Increase	102	$2,863	–	$–

Class R6 Shares
Shares sold	30,023	$791,334	24,023	$490,954
Shares reacquired	(5,235)	(134,792)	(45,855)	(1,022,831)
Increase (decrease)	24,788	$656,542	(21,832)	$(531,877)

Focused Large Cap Value Fund	Six Months Ended April 30, 2024 (unaudited)		Year Ended October 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	101,327	$1,174,811	438,702	$4,612,795
Reinvestment of distributions	–	–	380,125	3,793,646
Shares reacquired	(231,350)	(2,477,942)	(638,009)	(6,347,965)
Increase (decrease)	(130,023)	$(1,303,131)	180,818	$2,058,476

Class C Shares
Shares sold	6,054	$68,490	54,475	$563,239
Reinvestment of distributions	–	–	140,112	1,399,720
Shares reacquired	(16,527)	(182,714)	(263,509)	(2,598,079)
Decrease	(10,473)	$(114,224)	(68,922)	$(635,120)

Class F Shares
Shares sold	53	$600	15,028	$154,105
Reinvestment of distributions	–	–	39,542	402,138
Shares reacquired	(6,301)	(70,128)	(136,753)	(1,411,962)
Decrease	(6,248)	$(69,528)	(82,183)	$(855,719)

Notes to Financial Statements (continued)

Focused Large Cap Value Fund	Six Months Ended April 30, 2024 (unaudited)		Year Ended October 31, 2023
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	250,661	$2,741,598	534,230	$5,596,687
Reinvestment of distributions	–	–	8,800	91,262
Shares reacquired	(24,520)	(286,044)	(61,726)	(638,447)
Increase	226,141	$2,455,554	481,304	$5,049,502

Class R3 Shares
Shares sold	1,513	$16,784	7,494	$75,603
Reinvestment of distributions	–	–	2,354	23,467
Shares reacquired	(2,342)	(27,823)	(1,030)	(10,394)
Increase (decrease)	(829)	$(11,039)	8,818	$88,676

Class R6 Shares
Shares sold	42,572	$486,822	57,467	$569,841
Shares reacquired	(415)	(4,780)	(29,253)	(281,274)
Increase	42,157	$482,042	28,214	$288,567

Focused Small Cap Value Fund	Six Months Ended April 30, 2024 (unaudited)		Year Ended October 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	28,926	$719,097	90,085	$2,163,312
Reinvestment of distributions	82	1,918	25,989	616,189
Shares reacquired	(64,642)	(1,657,385)	(260,901)	(6,206,783)
Decrease	(35,634)	$(936,370)	(144,827)	$(3,427,282)

Class C Shares
Shares sold	2,657	$70,154	7,684	$194,560
Reinvestment of distributions	–	–	4,655	117,495
Shares reacquired	(16,505)	(448,153)	(47,364)	(1,208,648)
Decrease	(13,848)	$(377,999)	(35,025)	$(896,593)

Class F Shares
Shares sold	1,676	$44,850	40,005	$1,068,703
Reinvestment of distributions	–	–	29,167	757,173
Shares reacquired	(94,220)	(2,505,224)	(721,257)	(19,071,679)
Decrease	(92,544)	$(2,460,374)	(652,085)	$(17,245,803)

Class I Shares
Shares sold	47,571	$1,262,379	463,843	$12,175,706
Reinvestment of distributions	7,851	200,592	116,433	3,013,299
Shares reacquired	(342,834)	(9,277,033)	(730,955)	(18,938,486)
Decrease	(287,412)	$(7,814,062)	(150,679)	$(3,749,481)

Class R5 Shares
Shares sold	307	$8,483	739	$19,269
Reinvestment of distributions	18	470	390	10,094
Shares reacquired	(511)	(13,244)	(3,832)	(102,178)
Decrease	(186)	$(4,291)	(2,703)	$(72,815)

Notes to Financial Statements (continued)

Focused Small Cap Value Fund	Six Months Ended April 30, 2024 (unaudited)		Year Ended October 31, 2023
Class R6 Shares	Shares	Amount	Shares	Amount
Shares sold	87,033	$2,434,792	60,545	$1,579,333
Reinvestment of distributions	697	17,848	9,411	244,121
Shares reacquired	(37,937)	(1,082,386)	(54,084)	(1,430,558)
Increase	49,793	$1,370,254	15,872	$392,896

Fundamental Equity Fund	Six Months Ended April 30, 2024 (unaudited)		Year Ended October 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,193,826	$16,271,089	5,817,001	$71,685,540
Reinvestment of distributions	745,895	9,368,436	4,811,465	59,132,901
Shares reacquired	(6,316,051)	(85,740,924)	(16,370,453)	(201,077,342)
Decrease	(4,376,330)	$(60,101,399)	(5,741,987)	$(70,258,901)

Class C Shares
Shares sold	107,333	$1,235,190	525,769	$5,564,511
Reinvestment of distributions	3,390	36,415	192,213	2,022,083
Shares reacquired	(496,809)	(5,779,339)	(2,000,443)	(20,802,861)
Decrease	(386,086)	$(4,507,734)	(1,282,461)	$(13,216,267)

Class F Shares
Shares sold	29,558	$403,055	244,155	$2,942,114
Reinvestment of distributions	19,571	241,895	301,494	3,648,074
Shares reacquired	(408,967)	(5,426,979)	(4,128,463)	(50,689,204)
Decrease	(359,838)	$(4,782,029)	(3,582,814)	$(44,099,016)

Class F3 Shares
Shares sold	109,712	$1,522,251	279,670	$3,465,451
Reinvestment of distributions	16,438	209,753	78,825	984,530
Shares reacquired	(169,554)	(2,348,427)	(340,484)	(4,244,834)
Increase (decrease)	(43,404)	$(616,423)	18,011	$205,147

Class I Shares
Shares sold	12,753,419	$182,296,531	5,958,470	$74,274,943
Reinvestment of distributions	508,007	6,426,288	2,480,521	30,708,848
Shares reacquired	(20,001,772)	(256,648,478)	(7,817,943)	(96,243,294)
Increase (decrease)	(6,740,346)	$(67,925,659)	621,048	$8,740,497

Class P Shares
Shares sold	10,792	$141,846	23,226	$276,684
Reinvestment of distributions	1,905	23,325	17,698	212,025
Shares reacquired	(79,224)	(1,062,831)	(98,014)	(1,150,340)
Decrease	(66,527)	$(897,660)	(57,090)	$(661,631)

Class R2 Shares
Shares sold	3,937	$52,171	18,595	$220,064
Reinvestment of distributions	924	11,293	8,910	106,559
Shares reacquired	(46,546)	(627,618)	(32,598)	(391,095)
Decrease	(41,685)	$(564,154)	(5,093)	$(64,472)

Notes to Financial Statements (continued)

Fundamental Equity Fund	Six Months Ended April 30, 2024 (unaudited)		Year Ended October 31, 2023
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	229,523	$3,078,173	833,323	$9,989,238
Reinvestment of distributions	31,529	386,546	268,814	3,228,451
Shares reacquired	(722,131)	(9,605,729)	(1,392,780)	(16,638,140)
Decrease	(461,079)	$(6,141,010)	(290,643)	$(3,420,451)

Class R4 Shares
Shares sold	25,458	$354,682	33,295	$403,691
Reinvestment of distributions	1,871	23,347	12,702	155,223
Shares reacquired	(20,303)	(275,735)	(73,050)	(887,564)
Increase (decrease)	7,026	$102,294	(27,053)	$(328,650)

Class R5 Shares
Shares sold	9,261	$127,376	9,846	$120,583
Reinvestment of distributions	735	9,302	3,443	42,656
Shares reacquired	(6,231)	(87,151)	(10,242)	(126,196)
Increase	3,765	$49,527	3,047	$37,043

Class R6 Shares
Shares sold	93,303	$1,341,706	156,609	$1,937,351
Reinvestment of distributions	4,168	53,221	18,548	231,856
Shares reacquired	(98,365)	(1,414,394)	(186,387)	(2,322,921)
Decrease	(894)	$(19,467)	(11,230)	$(153,714)

Global Equity Fund	Six Months Ended April 30, 2024 (unaudited)		Year Ended October 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	68,569	$996,001	95,394	$1,186,042
Reinvestment of distributions	3,607	50,899	2,590	29,997
Shares reacquired	(33,986)	(505,645)	(54,781)	(673,611)
Increase	38,190	$541,255	43,203	$542,428

Class C Shares
Shares sold	14,057	$206,532	10,926	$137,594
Reinvestment of distributions	62	864	–	–
Shares reacquired	(3,935)	(57,570)	(17,687)	(217,612)
Increase (decrease)	10,184	$149,826	(6,761)	$(80,018)

Class F Shares
Shares sold	4,238	$63,522	5,557	$72,403
Reinvestment of distributions	88	1,247	89	1,031
Shares reacquired	(3,118)	(42,654)	(29,446)	(373,629)
Increase (decrease)	1,208	$22,115	(23,800)	$(300,195)

Class I Shares
Shares sold	407,788	$6,040,168	191,026	$2,256,212
Reinvestment of distributions	3,521	49,721	1,667	19,301
Shares reacquired	(17,457)	(265,132)	(27,176)	(341,817)
Increase	393,852	$5,824,757	165,517	$1,933,696

Notes to Financial Statements (continued)

Global Equity Fund	Six Months Ended April 30, 2024 (unaudited)		Year Ended October 31, 2023
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	968	$14,092	5,486	$67,834
Reinvestment of distributions	292	4,105	139	1,593
Shares reacquired	(388)	(5,394)	(2,017)	(24,934)
Increase	872	$12,803	3,608	$44,493

Class R4 Shares
Shares sold	–	$–	1,313	$15,907
Reinvestment of distributions	–	–	336	3,891
Shares reacquired	–	–	(45,699)	(576,186)
Decrease	–	$–	(44,050)	$(556,388)

Class R6 Shares
Shares sold	33,829	$490,215	292,255	$3,445,998
Reinvestment of distributions	2,297	32,478	230	2,664
Shares reacquired	(3,214)	(47,718)	(99,294)	(1,276,419)
Increase	32,912	$474,975	193,191	$2,172,243

Growth Leaders Fund	Six Months Ended April 30, 2024 (unaudited)		Year Ended October 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,423,657	$154,047,830	9,799,730	$263,735,339
Shares reacquired	(5,123,716)	(176,606,182)	(15,243,394)	(409,563,713)
Decrease	(700,059)	$(22,558,352)	(5,443,664)	$(145,828,374)

Class C Shares
Shares sold	811,133	$24,329,527	1,835,799	$43,080,014
Shares reacquired	(3,635,203)	(107,620,064)	(7,651,040)	(178,305,832)
Decrease	(2,824,070)	$(83,290,537)	(5,815,241)	$(135,225,818)

Class F Shares
Shares sold	389,633	$13,898,975	2,750,992	$74,464,460
Shares reacquired	(1,791,392)	(62,241,573)	(22,526,141)	(621,403,093)
Decrease	(1,401,759)	$(48,342,598)	(19,775,149)	$(546,938,633)

Class F3 Shares
Shares sold	931,583	$34,951,343	3,154,726	$89,586,052
Shares reacquired	(2,837,204)	(104,045,679)	(5,525,326)	(159,968,983)
Decrease	(1,905,621)	$(69,094,336)	(2,370,600)	$(70,382,931)

Class I Shares
Shares sold	9,863,442	$353,592,264	33,639,902	$942,684,516
Shares reacquired	(16,253,259)	(589,158,509)	(35,906,580)	(1,012,640,198)
Decrease	(6,389,817)	$(235,566,245)	(2,266,678)	$(69,955,682)

Class R2 Shares
Shares sold	12,949	$436,330	19,469	$521,016
Shares reacquired	(20,994)	(722,515)	(49,359)	(1,341,106)
Decrease	(8,045)	$(286,185)	(29,890)	$(820,090)

Notes to Financial Statements (continued)

Growth Leaders Fund		Six Months Ended April 30, 2024 (unaudited)		Year Ended October 31, 2023
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	140,624	$4,860,649	228,099	$5,886,402
Shares reacquired	(98,068)	(3,254,336)	(197,878)	(5,256,433)
Increase	42,556	$1,606,313	30,221	$629,969

Class R4 Shares
Shares sold	33,385	$1,177,902	143,391	$3,838,372
Shares reacquired	(60,090)	(2,057,911)	(208,772)	(5,644,796)
Decrease	(26,705)	$(880,009)	(65,381)	$(1,806,424)

Class R5 Shares
Shares sold	19,743	$734,577	79,908	$2,190,831
Shares reacquired	(54,734)	(2,127,715)	(113,452)	(3,271,243)
Decrease	(34,991)	$(1,393,138)	(33,544)	$(1,080,412)

Class R6 Shares
Shares sold	328,822	$12,068,393	1,321,086	$37,851,210
Shares reacquired	(627,125)	(23,379,889)	(1,890,861)	(54,756,178)
Decrease	(298,303)	$(11,311,496)	(569,775)	$(16,904,968)

Health Care Fund		Six Months Ended April 30, 2024 (unaudited)		Year Ended October 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	17,756	$328,254	104,328	$1,827,096
Shares reacquired	(31,468)	(555,836)	(40,085)	(703,652)
Increase (decrease)	(13,712)	$(227,582)	64,243	$1,123,444

Class C Shares
Shares sold	8,429	$150,297	32,745	$546,871
Shares reacquired	(6,164)	(101,948)	(6,728)	(110,751)
Increase	2,265	$48,349	26,017	$436,120

Class F Shares
Shares reacquired	–	$–	(10,508)	$(183,838)
Decrease	–	$–	(10,508)	$(183,838)

Class I Shares
Shares sold	16	$300	3,730	$67,827
Shares reacquired	(1,038)	(17,518)	(1,483)	(25,582)
Increase (decrease)	(1,022)	$(17,218)	2,247	$42,245

Class R3 Shares
Shares sold	294	$5,168	931	$15,935
Shares reacquired	(664)	(12,614)	–	(0)
Increase (decrease)	(370)	$(7,446)	931	$15,935

Class R6 Shares
Shares sold	22,448	$403,190	21,502	$379,847
Reinvestment of distributions	–	–	2	28
Shares reacquired	(19,366)	(366,644)	(27,859)	(493,546)
Increase (decrease)	3,082	$36,546	(6,355)	$(113,671)

Notes to Financial Statements (continued)

International Equity Fund		Six Months Ended April 30, 2024 (unaudited)		Year Ended October 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	272,702	$3,816,416	1,292,618	$17,139,170
Reinvestment of distributions	183,193	2,478,595	220,199	2,732,673
Shares reacquired	(807,333)	(11,309,631)	(2,075,058)	(27,235,388)
Decrease	(351,438)	$(5,014,620)	(562,241)	$(7,363,545)

Class C Shares
Shares sold	5,493	$75,508	58,820	$787,426
Reinvestment of distributions	533	7,262	3,857	47,985
Shares reacquired	(25,342)	(359,207)	(308,644)	(4,017,124)
Decrease	(19,316)	$(276,437)	(245,967)	$(3,181,713)

Class F Shares
Shares sold	7,400	$105,322	25,249	$332,335
Reinvestment of distributions	5,319	71,695	14,064	173,823
Shares reacquired	(40,304)	(552,653)	(413,760)	(5,410,134)
Decrease	(27,585)	$(375,636)	(374,447)	$(4,903,976)

Class F3 Shares
Shares sold	84,090	$1,206,506	597,819	$8,027,947
Reinvestment of distributions	18,211	250,220	11,725	147,620
Shares reacquired	(192,048)	(2,748,321)	(175,669)	(2,328,059)
Increase (decrease)	(89,747)	$(1,291,595)	433,875	$5,847,508

Class I Shares
Shares sold	356,930	$5,150,228	1,515,911	$20,109,148
Reinvestment of distributions	208,705	2,859,264	237,665	2,985,070
Shares reacquired	(1,422,383)	(19,881,816)	(1,253,773)	(16,874,196)
Increase (decrease)	(856,748)	$(11,872,324)	499,803	$6,220,022

Class P Shares
Shares sold	–	$2	–	$–
Reinvestment of distributions	13	174	15	186
Shares reacquired	(10)	(137)	(5)	(62)
Increase	3	$39	10	$124

Class R2 Shares
Shares sold	679	$9,698	2,192	$28,652
Reinvestment of distributions	200	2,720	213	2,657
Shares reacquired	(181)	(2,629)	(1,124)	(14,395)
Increase	698	$9,789	1,281	$16,914

Class R3 Shares
Shares sold	103,124	$1,416,360	120,063	$1,562,655
Reinvestment of distributions	5,450	72,590	6,714	82,045
Shares reacquired	(55,433)	(757,537)	(122,392)	(1,583,167)
Increase	53,141	$731,413	4,385	$61,533

Notes to Financial Statements (continued)

International Equity Fund		Six Months Ended April 30, 2024 (unaudited)		Year Ended October 31, 2023
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	15,998	$224,686	27,918	$363,478
Reinvestment of distributions	1,876	25,256	2,376	29,323
Shares reacquired	(16,281)	(222,930)	(32,913)	(432,152)
Increase (decrease)	1,593	$27,012	(2,619)	$(39,351)

Class R5 Shares
Shares sold	10,502	$159,515	951	$12,279
Reinvestment of distributions	22	306	38	474
Shares reacquired	(212)	(3,084)	(1,083)	(14,364)
Increase (decrease)	10,312	$156,737	(94)	$(1,611)

Class R6 Shares
Shares sold	20,598	$297,940	75,576	$1,011,033
Reinvestment of distributions	2,284	31,357	1,890	23,776
Shares reacquired	(15,683)	(224,075)	(41,729)	(547,729)
Increase	7,199	$105,222	35,737	$487,080

International Opportunities Fund		Six Months Ended April 30, 2024 (unaudited)		Year Ended October 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	203,101	$3,645,666	874,702	$15,172,885
Reinvestment of distributions	79,306	1,418,777	93,159	1,482,166
Shares reacquired	(492,296)	(8,823,157)	(1,323,783)	(22,667,125)
Decrease	(209,889)	$(3,758,714)	(355,922)	$(6,012,074)

Class C Shares
Shares sold	10,247	$169,729	58,308	$938,752
Reinvestment of distributions	2,091	34,511	4,183	61,357
Shares reacquired	(84,242)	(1,394,696)	(272,316)	(4,272,388)
Decrease	(71,904)	$(1,190,456)	(209,825)	$(3,272,279)

Class F Shares
Shares sold	43,528	$776,328	99,676	$1,663,690
Reinvestment of distributions	3,553	62,998	15,662	246,987
Shares reacquired	(84,540)	(1,491,295)	(807,474)	(13,642,425)
Decrease	(37,459)	$(651,969)	(692,136)	$(11,731,748)

Class F3 Shares
Shares sold	197,722	$3,670,988	543,875	$9,649,321
Reinvestment of distributions	28,542	531,450	32,091	530,783
Shares reacquired	(247,563)	(4,639,754)	(606,382)	(10,798,693)
Decrease	(21,299)	$(437,316)	(30,416)	$(618,589)

Notes to Financial Statements (continued)

International Opportunities Fund		Six Months Ended April 30, 2024 (unaudited)		Year Ended October 31, 2023
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	197,327	$3,663,911	1,520,278	$27,031,912
Reinvestment of distributions	143,054	2,643,636	175,827	2,888,844
Shares reacquired	(655,631)	(11,980,538)	(3,037,915)	(52,721,518)
Decrease	(315,250)	$(5,672,991)	(1,341,810)	$(22,800,762)

Class P Shares
Shares sold	56	$1,051	206	$3,576
Reinvestment of distributions	9	164	96	1,575
Shares reacquired	(1)	(22)	(6,453)	(114,718)
Increase (decrease)	64	$1,193	(6,151)	$(109,567)

Class R2 Shares
Shares sold	20,176	$355,152	39,675	$672,429
Reinvestment of distributions	893	15,677	1,834	28,634
Shares reacquired	(22,389)	(394,034)	(83,728)	(1,415,985)
Decrease	(1,320)	$(23,205)	(42,219)	$(714,922)

Class R3 Shares
Shares sold	26,058	$460,999	79,090	$1,333,049
Reinvestment of distributions	3,951	69,218	4,001	62,415
Shares reacquired	(43,148)	(762,524)	(79,267)	(1,326,143)
Increase (decrease)	(13,139)	$(232,307)	3,824	$69,321

Class R4 Shares
Shares sold	10,525	$186,874	49,093	$849,954
Reinvestment of distributions	1,308	23,276	1,722	27,251
Shares reacquired	(9,990)	(177,159)	(38,577)	(638,563)
Increase	1,843	$32,991	12,238	$238,642

Class R5 Shares
Shares sold	3,882	$71,740	12,296	$216,259
Reinvestment of distributions	2,101	38,823	2,367	38,883
Shares reacquired	(4,845)	(90,792)	(15,519)	(276,627)
Increase (decrease)	1,138	$19,771	(856)	$(21,485)

Class R6 Shares
Shares sold	104,764	$1,956,748	202,444	$3,604,403
Reinvestment of distributions	12,779	237,944	14,537	240,440
Shares reacquired	(117,685)	(2,196,879)	(278,278)	(4,890,506)
Decrease	(142)	$(2,187)	(61,297)	$(1,045,663)

Notes to Financial Statements (continued)

International Value Fund		Six Months Ended April 30, 2024 (unaudited)		Year Ended October 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	755,353	$5,682,368	2,818,912	$20,204,241
Reinvestment of distributions	369,592	2,849,069	791,975	5,631,434
Shares reacquired	(2,251,832)	(17,008,039)	(5,173,293)	(36,655,772)
Decrease	(1,126,887)	$(8,476,602)	(1,562,406)	$(10,820,097)

Class C Shares
Shares sold	3,847	$29,319	64,834	$453,287
Reinvestment of distributions	3,698	28,226	10,494	74,098
Shares reacquired	(76,970)	(580,078)	(498,049)	(3,515,961)
Decrease	(69,425)	$(522,533)	(422,721)	$(2,988,576)

Class F Shares
Shares sold	16,545	$125,549	73,263	$534,737
Reinvestment of distributions	9,210	71,579	25,003	178,118
Shares reacquired	(73,580)	(556,703)	(987,882)	(6,991,102)
Decrease	(47,825)	$(359,575)	(889,616)	$(6,278,247)

Class F3 Shares
Shares sold	398,360	$3,024,614	1,302,248	$9,438,522
Reinvestment of distributions	61,534	479,121	122,563	879,787
Shares reacquired	(585,200)	(4,498,149)	(935,918)	(6,744,672)
Increase (decrease)	(125,306)	$(994,414)	488,893	$3,573,637

Class I Shares
Shares sold	2,390,843	$17,682,737	1,372,832	$9,932,551
Reinvestment of distributions	274,594	2,138,752	566,609	4,064,658
Shares reacquired	(2,063,754)	(15,680,290)	(2,589,802)	(18,672,729)
Increase (decrease)	601,683	$4,141,199	(650,361)	$(4,675,520)

Class R2 Shares
Shares sold	377	$2,901	2,941	$21,059
Reinvestment of distributions	91	720	232	1,703
Shares reacquired	(474)	(3,741)	(2,510)	(18,425)
Increase (decrease)	(6)	$(120)	663	$4,337

Class R3 Shares
Shares sold	36,748	$277,505	126,492	$920,100
Reinvestment of distributions	9,800	76,156	24,430	176,067
Shares reacquired	(272,291)	(2,097,131)	(215,127)	(1,552,754)
Decrease	(225,743)	$(1,743,470)	(64,205)	$(456,587)

Class R4 Shares
Shares sold	3,078	$21,867	5,577	$39,671
Reinvestment of distributions	245	1,885	591	4,200
Shares reacquired	(1,359)	(10,064)	(8,200)	(60,086)
Increase (decrease)	1,964	$13,688	(2,032)	$(16,215)

Notes to Financial Statements (continued)

International Value Fund		Six Months Ended April 30, 2024 (unaudited)		Year Ended October 31, 2023
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	7	$55	34	$235
Reinvestment of distributions	–	–	1	7
Shares reacquired	(4)	(31)	(760)	(5,143)
Increase (decrease)	3	$24	(725)	$(4,901)

Class R6 Shares
Shares sold	20,369	$155,048	60,550	$429,049
Reinvestment of distributions	1,423	11,056	3,011	21,603
Shares reacquired	(33,904)	(260,045)	(51,540)	(364,056)
Increase (decrease)	(12,112)	$(93,941)	12,021	$86,596

Micro Cap Growth Fund		Six Months Ended April 30, 2024 (unaudited)		Year Ended October 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	88,699	$1,177,402	234,823	$3,217,331
Shares reacquired	(479,054)	(6,486,929)	(662,954)	(8,849,758)
Decrease	(390,355)	$(5,309,527)	(428,131)	$(5,632,427)

Class C Shares
Shares sold	5,524	$90,727	21,971	$365,282
Shares reacquired	(37,949)	(609,807)	(79,663)	(1,269,192)
Decrease	(32,425)	$(519,080)	(57,692)	$(903,910)

Class F Shares
Shares sold	16,218	$283,024	52,378	$886,989
Shares reacquired	(271,243)	(4,603,397)	(1,678,801)	(28,248,398)
Decrease	(255,025)	$(4,320,373)	(1,626,423)	$(27,361,409)

Class I Shares
Shares sold	384,701	$6,496,251	2,333,185	$39,495,337
Shares reacquired	(1,076,285)	(17,688,571)	(2,038,930)	(33,194,231)
Increase (decrease)	(691,584)	$(11,192,320)	294,255	$6,301,106

Value Opportunities Fund		Six Months Ended April 30, 2024 (unaudited)		Year Ended October 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,110,416	$19,618,120	3,069,030	$50,098,265
Reinvestment of distributions	531,708	8,618,986	3,241,772	51,706,261
Shares reacquired	(3,394,064)	(59,849,210)	(8,938,104)	(145,605,865)
Decrease	(1,751,940)	$(31,612,104)	(2,627,302)	$(43,801,339)

Class C Shares
Shares sold	48,154	$676,809	200,000	$2,649,995
Reinvestment of distributions	41,498	534,075	338,090	4,327,553
Shares reacquired	(580,889)	(8,240,015)	(1,531,086)	(19,776,922)
Decrease	(491,237)	$(7,029,131)	(992,996)	$(12,799,374)

Notes to Financial Statements (continued)

Value Opportunities Fund		Six Months Ended April 30, 2024 (unaudited)		Year Ended October 31, 2023
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	15,460	$272,642	207,865	$3,476,115
Reinvestment of distributions	25,962	435,384	372,103	6,135,983
Shares reacquired	(213,762)	(3,923,211)	(3,288,888)	(55,882,809)
Decrease	(172,340)	$(3,215,185)	(2,708,920)	$(46,270,711)

Class F3 Shares
Shares sold	393,127	$7,450,736	1,015,062	$17,576,579
Reinvestment of distributions	177,934	3,104,946	932,888	15,989,697
Shares reacquired	(1,323,777)	(25,385,626)	(2,348,711)	(41,034,297)
Decrease	(752,716)	$(14,829,944)	(400,761)	$(7,468,021)

Class I Shares
Shares sold	365,034	$6,898,352	2,777,507	$48,635,765
Reinvestment of distributions	237,110	4,087,773	1,196,979	20,288,797
Shares reacquired	(1,794,252)	(33,985,337)	(3,897,297)	(67,202,845)
Increase (decrease)	(1,192,108)	$(22,999,212)	77,189	$1,721,717

Class P Shares
Shares sold	29,516	$506,888	72,201	$1,130,451
Reinvestment of distributions	10,713	167,762	70,733	1,091,406
Shares reacquired	(138,632)	(2,411,926)	(203,136)	(3,218,389)
Decrease	(98,403)	$(1,737,276)	(60,202)	$(996,532)

Class R2 Shares
Shares sold	16,593	$273,442	30,985	$465,734
Reinvestment of distributions	4,145	62,296	25,906	384,437
Shares reacquired	(77,820)	(1,286,553)	(70,281)	(1,055,609)
Decrease	(57,082)	$(950,815)	(13,390)	$(205,438)

Class R3 Shares
Shares sold	97,859	$1,670,745	294,829	$4,584,848
Reinvestment of distributions	27,147	417,247	179,093	2,715,045
Shares reacquired	(242,022)	(4,061,528)	(602,251)	(9,235,023)
Decrease	(117,016)	$(1,973,536)	(128,329)	$(1,935,130)

Class R4 Shares
Shares sold	110,814	$2,019,437	177,604	$2,866,030
Reinvestment of distributions	26,401	427,171	152,963	2,436,699
Shares reacquired	(240,353)	(4,305,004)	(388,834)	(6,302,388)
Decrease	(103,138)	$(1,858,396)	(58,267)	$(999,659)

Class R5 Shares
Shares sold	8,054	$150,553	17,230	$298,110
Reinvestment of distributions	966	16,672	4,343	73,662
Shares reacquired	(4,234)	(82,446)	(30,663)	(538,518)
Increase (decrease)	4,786	$84,779	(9,090)	$(166,746)

Notes to Financial Statements (concluded)

Value Opportunities Fund		Six Months Ended April 30, 2024 (unaudited)		Year Ended October 31, 2023
Class R6 Shares	Shares	Amount	Shares	Amount
Shares sold	89,603	$1,704,358	356,203	$6,186,058
Reinvestment of distributions	23,461	408,929	130,086	2,227,078
Shares reacquired	(221,703)	(4,051,642)	(523,518)	(9,238,532)
Decrease	(108,639)	$(1,938,355)	(37,229)	$(825,396)

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of April 30, 2024, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Alpha Strategy Fund’s Investments:

Underlying Fund Name	%
Lord Abbett Developing Growth Fund, Inc. - Class I	20.09%
Lord Abbett Securities Trust – Focused Small Cap Value Fund-Class I	9.96%
Lord Abbett Securities Trust – International Opportunities Fund-Class I	20.13%
Lord Abbett Securities Trust – Micro Cap Growth Fund-Class I	9.93%
Lord Abbett Research Fund, Inc. – Small Cap Value Fund-Class I	19.93%
Lord Abbett Securities Trust – Value Opportunities Fund-Class I	19.96%
Total	100.00%

The Ten Largest Holdings and the Holdings by Sector, as of April 30, 2024, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-PORT as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Cava Group, Inc.	2.79%
Wingstop, Inc.	2.46%
AeroVironment, Inc.	2.31%
Comfort Systems USA, Inc.	2.19%
Glaukos Corp.	2.16%
Onto Innovation, Inc.	2.14%
RxSight, Inc.	2.12%
Trex Co., Inc.	2.08%
Duolingo, Inc.	2.07%
Natera, Inc.	2.03%

Holdings by Sector	% of Investments
Consumer Discretionary	10.60%
Consumer Staples	4.48%
Financials	7.06%
Health Care	22.19%
Industrials	25.22%
Information Technology	27.66%
Repurchase Agreements	2.79%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust - Focused Small Cap Value Fund

Ten Largest Holdings	% of Investments
Kemper Corp.	3.46%
Brady Corp.	3.44%
Permian Resources Corp.	3.40%
Leonardo DRS, Inc.	3.10%
Compass Diversified Holdings	3.06%
Northern Oil & Gas, Inc.	2.96%
Avient Corp.	2.91%
White Mountains Insurance Group Ltd.	2.89%
Belden, Inc.	2.87%
Mirion Technologies, Inc.	2.82%

Holdings by Sector	% of Investments
Basic Material	5.05%
Communications	6.73%
Consumer Cyclical	11.70%
Consumer Non-Cyclical	10.02%
Energy	11.28%
Financial	31.29%
Industrial	18.67%
Technology	4.66%
Repurchase Agreements	0.60%
Total	100.00%

Lord Abbett Securities Trust - International Opportunities Fund

Ten Largest Holdings	% of Investments
Britvic PLC	2.09%
Chemring Group PLC	2.04%
Man Group PLC	1.99%
ANDRITZ AG	1.86%
PALTAC Corp.	1.85%
Banco de Sabadell SA	1.83%
Nichirei Corp.	1.74%
Sanwa Holdings Corp.	1.69%
Okinawa Cellular Telephone Co.	1.64%
Freenet AG	1.62%

Holdings by Sector	% of Investments
Basic Materials	5.63%
Communications	5.41%
Consumer Cyclical	11.10%
Consumer Non-Cyclical	12.84%
Energy	2.67%
Financial	21.68%
Industrial	23.83%
Technology	11.77%
Utilities	2.24%
Repurchase Agreements	2.83%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust - Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
RxSight, Inc.	2.90%
AeroVironment, Inc.	2.89%
Modine Manufacturing Co.	2.87%
JFrog Ltd.	2.76%
First Watch Restaurant Group, Inc.	2.40%
Vital Farms, Inc.	2.40%
UFP Technologies, Inc.	2.32%
AvidXchange Holdings, Inc.	2.29%
Impinj, Inc.	2.22%
Sterling Infrastructure, Inc.	2.20%

Holdings by Sector	% of Investments
Communication Services	0.77%
Consumer Discretionary	14.28%
Consumer Staples	3.82%
Financials	8.53%
Health Care	28.78%
Industrials	16.41%
Information Technology	25.81%
Money Market Funds	0.61%
Time Deposits	0.07%
Repurchase Agreements	0.92%
Total	100.00%

Lord Abbett Research Fund, Inc. - Small Cap Value Fund

Ten Largest Holdings	% of Investments
Permian Resources Corp.	3.38%
Kemper Corp.	2.54%
CommVault Systems, Inc.	2.43%
Mirion Technologies, Inc.	2.17%
Belden, Inc.	2.10%
Northern Oil & Gas, Inc.	2.06%
Leonardo DRS, Inc.	2.06%
Criteo SA	2.04%
Brady Corp.	1.97%
Avient Corp.	1.97%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector	% of Investments
Communication Services	3.64%
Consumer Discretionary	10.79%
Consumer Staples	2.39%
Energy	10.24%
Financials	25.77%
Health Care	5.82%
Industrials	17.70%
Information Technology	12.87%
Materials	6.45%
Real Estate	2.85%
Utilities	1.02%
Repurchase Agreements	0.46%
Total	100.00%

Lord Abbett Securities Trust - Value Opportunities Fund

Ten Largest Holdings	% of Investments
Permian Resources Corp.	2.56%
CommVault Systems, Inc.	2.40%
Chesapeake Energy Corp.	2.30%
EMCOR Group, Inc.	2.30%
Molina Healthcare, Inc.	2.20%
BJ’s Wholesale Club Holdings, Inc.	2.04%
AerCap Holdings NV	2.02%
Avery Dennison Corp.	2.01%
Descartes Systems Group, Inc.	1.97%
Allegion PLC	1.97%

Holdings by Sector	% of Investments
Basic Materials	3.48%
Communications	2.66%
Consumer Cyclical	14.92%
Consumer Non-Cyclical	17.37%
Energy	6.64%
Financial	20.63%
Industrial	18.22%
Technology	9.99%
Utilities	2.42%
Time Deposits	0.32%
Money Market Funds	2.86%
Repurchase Agreements	0.49%
Total	100.00%

Approval of Advisory Contract

Securities Trust

(Lord Abbett Alpha Strategy Fund, Lord Abbett Focused Growth Fund, Lord Abbett Focused Large Cap Value Fund, Lord Abbett Focused Small Cap Value Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Global Equity Fund, Lord Abbett Growth Leaders Fund, Lord Abbett Health Care Fund, Lord Abbett International Equity Fund, Lord Abbett International Opportunities Fund, Lord Abbett International Value Fund, Lord Abbett Micro-Cap Growth Fund and Lord Abbett Value Opportunities Fund).

Approval of Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Funds; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund (in the case of each Fund other than Alpha Strategy Fund, Focused Growth Fund, Focused Large Cap Value Fund, Focused Small Cap Value Fund, Health Care Fund, International Equity Fund and International Value Fund); and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by

Approval of Advisory Contract (continued)

Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended June 30, 2023. With respect to Alpha Strategy Fund and Fundamental Equity Fund, the Board observed that the Funds’ investment performance was above the median of the performance peer group for the one-year period, but below the median of the performance peer group for the three-, five- and ten-year periods. With respect to Focused Growth Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year period and equal to the median of the performance peer group for the three-year period. With respect to Focused Large Cap Value Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one- and three-year periods. As to Focused Small Cap Value Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and ten-year periods, but below the median of the performance peer group for the three- and five-year periods. As to Global Equity Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three- and five-year periods. As to Growth Leaders Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the five- and ten-year periods, but below the median of the performance peer group for the one- and three-year periods. With respect to Health Care Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period and equal to the median of the performance peer group for the three-year period. As to International Equity Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the five-year period and equal to the median of the performance peer group for the three-year period, but below the median of the performance peer group for the one- and ten-year periods. As to International Opportunities Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the three-year period, but below the median of the performance group for the one-, five- and ten-year periods. As to International Value Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, five and ten-year periods. As to Value Opportunities Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, and ten-year periods and equal to the median of the performance peer group for the five-year period. As to Micro-Cap Growth Fund, the Board observed that Fund’s investment performance was above the median of the performance peer group for the one-, three-, five- and ten-year periods. With respect to Alpha Strategy Fund, International Value Fund and Global Equity Fund, the Board took into account changes to the Fund’s portfolio management team. With respect to each Fund, the Board took into account actions taken by Lord Abbett to attempt to improve equity fund performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that each Fund’s Agreement should be continued.

Approval of Advisory Contract (continued)

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders.

As to Alpha Strategy Fund, the Board observed that while the net total expense ratio was above the median of the expense peer group, the Fund’s actual management fee (excluding underlying fund fees) was below the median of the expense peer group. As to Micro-Cap Growth Fund, the Board observed that the net total expense ratio and actual management fee of the Fund were both above the median of the expense peer group. As to each of Focused Growth Fund, Focused Large Cap Value Fund, Fundamental Equity Fund, Global Equity Fund, Growth Leaders Fund, Health Care Fund, International Equity Fund, International Opportunities Fund and International Value Fund, the Board observed that the net total expense ratio and the actual management fee were both below the median of the expense peer group. As to Value Opportunities Fund, the Board observed that the net total expense ratio was below the median of the expense peer group and the actual management fee was one basis point above the median of the expense peer group. As to Focused Small Cap Value Fund, the Board observed that the net total expense ratio and the actual management fee were both equal to the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by each Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any

Approval of Advisory Contract (concluded)

further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered each Fund’s existing management fee schedule, noting one or more contractual breakpoints in the level of management fee for each Fund other than Alpha Strategy Fund, Focused Small Cap Value Fund and Micro-Cap Growth Fund, and, with respect to each of Focused Growth Fund, Focused Large Cap Value Fund, Focused Small Cap Value Fund, Global Equity Fund, and Health Care Fund, the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of each Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, each Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review each Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that each Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board has appointed Lord Abbett as the administrator for each Fund’s Program. At the April 9, 2024 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period March 31, 2023 through March 31, 2024. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: no Fund breached its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in each Fund may be subject.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Funds Service Center, P.O. Box 534489, Pittsburgh, PA 15253-4489 (regular mail) or Attention: 534489, 500 Ross Street 154-0520, Pittsburgh, PA 15262 (overnight mail).

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Securities Trust

Lord Abbett Alpha Strategy Fund

Lord Abbett Focused Growth Fund

Lord Abbett Focused Large Cap Value Fund

Lord Abbett Focused Small Cap Value Fund

Lord Abbett Fundamental Equity Fund

Lord Abbett Global Equity Fund

Lord Abbett Growth Leaders Fund

Lord Abbett Health Care Fund

Lord Abbett International Equity Fund

Lord Abbett International Opportunities Fund

Lord Abbett International Value Fund

Lord Abbett Micro Cap Growth Fund

Lord Abbett Value Opportunities Fund

LST-3 (06/24)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Schedule of Investments is included as part of the Reports to Shareholders under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: June 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: June 24, 2024

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: June 24, 2024